                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07873

                            Nuveen Municipal Trust
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
January 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-----------------------------------------------------------------------------------------------------------------------------
                 National - 1.1%

$       4,000    Charter Mac Equity Issuer Trust, Preferred Shares, Series    12/45 at 100.00          A3  $       4,293,960
                  2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15)

       14,000    GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39  10/39 at 100.00        Baa1         14,610,960
                  (Mandatory put 10/31/19) (Alternative Minimum Tax)

        8,000    GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40   4/15 at 100.00        Baa2          8,043,040
                  (Mandatory put 4/30/25) (Alternative Minimum Tax)

          604    MMA Financial Multifamily Securitization Trust, Class B       6/39 at 100.00         N/R            636,465
                  Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put
                  12/01/09) (Alternative Minimum Tax)

        1,588    MMA Financial Mutlifamily Securitization Trust, Class B       7/40 at 100.00         N/R          1,614,059
                  Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put
                  7/01/10) (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
       28,192    Total National                                                                                   29,198,484
-----------------------------------------------------------------------------------------------------------------------------
                 Alabama - 3.7%

       39,670    Birmingham Special Care Facilities Financing Authority,      11/15 at 100.00        Baa1         38,920,634
                  Alabama, Revenue Bonds, Baptist Health System Inc., Series
                  2005A, 5.000%, 11/15/30

        5,550    Butler Industrial Development Board, Alabama, Solid Waste     9/14 at 100.00           B          5,508,098
                  Disposal Revenue Bonds, Georgia Pacific Corporation,
                  Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)

        9,000    Courtland Industrial Development Board, Alabama, Solid       11/14 at 100.00         BBB          8,875,980
                  Waste Disposal Revenue Bonds, International Paper Company,
                  Series 2004A, 4.750%, 5/01/17

                 Prichard Waterworks and Sewer Board, Alabama, Water and
                 Sewer Revenue Bonds, Series 2005:
        3,415     4.500%, 8/15/12                                                No Opt. Call        BBB-          3,393,178
       24,600     5.000%, 8/15/35                                             11/15 at 102.00        BBB-         23,610,096

        1,565    Rainbow City Special Healthcare Facilities Financing          1/11 at 102.00         N/R            869,389
                  Authority, Alabama, First Mortgage Revenue Bonds, Regency
                  Pointe, Series 2001A, 8.125%, 1/01/21/(4)/

        2,500    Rainbow City Special Healthcare Facilities Financing          1/06 at 100.00         N/R          1,375,000
                  Authority, Alabama, First Mortgage Revenue Bonds, Regency
                  Pointe, Series 2001B, 7.250%, 1/01/06 (DD1, Settling
                  2/02/06)/(4)/

                 Sylacauga Health Care Authority, Alabama, Revenue Bonds,
                 Coosa Valley Medical Center, Series 2005A:
        2,000     6.000%, 8/01/25                                              8/15 at 100.00         N/R          2,036,200
       13,000     6.000%, 8/01/35                                              8/15 at 100.00         N/R         13,206,830
-----------------------------------------------------------------------------------------------------------------------------
      101,300    Total Alabama                                                                                    97,795,405
-----------------------------------------------------------------------------------------------------------------------------
                 Alaska - 0.1%

        2,000    Northern Tobacco Securitization Corporation, Alaska,          6/10 at 100.00         BBB          2,112,620
                  Tobacco Settlement Asset-Backed Bonds, Series 2000,
                  6.500%, 6/01/31
-----------------------------------------------------------------------------------------------------------------------------
                 Arizona - 2.2%

           40    Arizona Health Facilities Authority, Hospital System         11/09 at 100.00        Baa3             41,292
                  Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
                  6.250%, 11/15/29

                 Arizona Health Facilities Authority, Hospital System
                 Revenue Bonds, Phoenix Children's Hospital, Series 2002A:
          150     5.375%, 2/15/18                                              2/12 at 101.00        Baa3            151,026
        1,430     6.250%, 2/15/21                                              2/12 at 101.00        Baa3          1,523,922
        1,000     6.000%, 2/15/32                                              2/12 at 101.00        Baa3          1,037,980

        3,000    Arizona Health Facilities Authority, Revenue Bonds,          11/13 at 101.00         N/R          3,383,700
                  American Baptist Estates - Terraces Project, Series 2003A,
                  7.750%, 11/15/33

          150    Coconino County, Arizona, Pollution Control Revenue Bonds,   10/22 at 100.00          B-            146,705
                  Nevada Power Company Project, Series 1995E, 5.350%,
                  10/01/22

          650    Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00          B-            663,897
                  Nevada Power Company Project, Series 1996, 6.375%,
                  10/01/36 (Alternative Minimum Tax)

          475    Coconino County, Arizona, Pollution Control Revenue Bonds,    5/06 at 100.00          B-            474,981
                  Nevada Power Company Project, Series 1997B, 5.800%,
                  11/01/32 (Alternative Minimum Tax)

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1

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$         943 Estrella Mountain Ranch Community Facilities District,        7/10 at 102.00         N/R  $       1,034,990
               Goodyear, Arizona, Special Assessment Lien Bonds, Series
               2001A, 7.875%, 7/01/25

              Glendale Industrial Development Authority, Arizona, Revenue
              Bonds, John C. Lincoln Health Network, Series 2005:
        1,400  4.625%, 12/01/26                                            12/15 at 100.00         BBB          1,322,048
        1,185  4.625%, 12/01/27                                            12/15 at 100.00         BBB          1,105,392
        1,700  4.700%, 12/01/28                                            12/15 at 100.00         BBB          1,603,304
          345  4.750%, 12/01/29                                            12/15 at 100.00         BBB            326,836
        1,855  4.750%, 12/01/30                                            12/15 at 100.00         BBB          1,752,548
          200  5.000%, 12/01/35                                            12/15 at 100.00         BBB            198,300

        6,720 Maricopa County Industrial Development Authority, Arizona,    1/11 at 103.00          BB          6,764,688
               Senior Living Facility Revenue Bonds, Christian Care Mesa
               II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
               Minimum Tax)

        2,075 Maricopa County Industrial Development Authority, Arizona,   12/06 at 102.00         N/R          2,106,416
               Solid Waste Disposal Revenue Bonds, Rainbow Valley
               Landfill Project, Series 1999A, 7.500%, 12/01/20
               (Alternative Minimum Tax)

              Maricopa County, Arizona, Hospital Revenue Bonds, Sun
              Health Corporation, Series 2005:
        5,405  5.000%, 4/01/16                                              4/15 at 100.00        Baa1          5,609,147
        2,345  5.000%, 4/01/17                                              4/15 at 100.00        Baa1          2,421,095
        2,000  5.000%, 4/01/18                                              4/15 at 100.00        Baa1          2,059,160
        5,000  5.000%, 4/01/35                                              4/15 at 100.00        Baa1          4,957,950

              Phoenix Industrial Development Authority, Arizona,
              Educational Revenue Bonds, Keystone Montessori School,
              Series 2004A:
          350  6.375%, 11/01/13                                            11/11 at 103.00         N/R            353,574
          790  7.250%, 11/01/23                                            11/11 at 103.00         N/R            802,237
        1,710  7.500%, 11/01/33                                            11/11 at 103.00         N/R          1,736,163

        1,640 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00         N/R          1,696,088
               Charter School Revenue Bonds, Heritage Elementary School,
               Series 2004, 7.500%, 7/01/34

          550 Pima County Industrial Development Authority, Arizona,       12/14 at 100.00        BBB-            561,259
               Charter School Revenue Bonds, Noah Webster Basic Schools
               Inc., Series 2004, 6.125%, 12/15/34

        4,700 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00    N/R/(3)/          5,776,770
               Charter School Revenue Bonds, Pointe Educational Services
               Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded
               7/01/14)

              Tucson Industrial Development Authority, Arizona, Charter
              School Revenue Bonds, Arizona Agribusiness and Equine
              Center Charter School, Series 2004A:
        1,620  5.850%, 9/01/24                                              9/14 at 100.00        BBB-          1,644,462
        1,035  6.125%, 9/01/34                                              9/14 at 100.00        BBB-          1,055,679

        5,420 Watson Road Community Facilities District, Arizona, Special   7/16 at 100.00         N/R          5,434,255
               Assessement Revenue Bonds, Series 2005, 6.000%, 7/01/30

        1,600 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00         N/R          1,526,896
               Revenue Bonds, Winslow Memorial Hospital, Series 1998,
               5.500%, 6/01/22
-------------------------------------------------------------------------------------------------------------------------
       57,483 Total Arizona                                                                                    59,272,760
-------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.6%

        8,660 Little River County, Arkansas, Revenue Refunding Bonds,      10/07 at 102.00          B2          8,331,266
               Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26
               (Alternative Minimum Tax)

              Washington County, Arkansas, Hospital Revenue Bonds,
              Washington Regional Medical Center, Series 2005B:
        3,000  5.000%, 2/01/25                                              2/15 at 100.00         BBB          3,033,600
        3,455  5.000%, 2/01/30                                              2/15 at 100.00         BBB          3,458,731
-------------------------------------------------------------------------------------------------------------------------
       15,115 Total Arkansas                                                                                   14,823,597
-------------------------------------------------------------------------------------------------------------------------
              California - 13.8%

        1,250 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00         BB+          1,256,138
               California, Certificates of Participation, American
               Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27

       11,505 Affordable Housing Agency, California, Multifamily Housing   12/08 at 103.00         Ba1         11,607,395
               Revenue Bonds, Westridge at Hilltop Apartments, Series
               2003A-S, 6.375%, 12/15/33

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2

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

$      12,250 Alameda Public Finance Authority, California, Revenue Bond      No Opt. Call         N/R  $      12,259,800
               Anticipation Notes, Alameda Power and Telecom, Series
               2004, 7.000%, 6/01/09

              American Canyon Financing Authority, California,
              Infrastructure Revenue Bonds, American Canyon Road East AD,
              Series 2005:
        2,000  5.000%, 9/02/30                                              3/06 at 103.00         N/R          1,940,700
        1,695  5.100%, 9/02/35                                              3/06 at 103.00         N/R          1,651,727

        2,960 Beaumont Financing Authority, California, Local Agency        9/13 at 102.00         N/R          3,309,546
               Revenue Bonds, Series 2003A, 7.000%, 9/01/33

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2004D:
        1,455  5.500%, 9/01/24                                              9/14 at 102.00         N/R          1,490,706
        1,875  5.800%, 9/01/35                                              9/14 at 102.00         N/R          1,944,713

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005A:
        1,680  5.600%, 9/01/25                                              9/15 at 102.00         N/R          1,743,034
        2,315  5.650%, 9/01/30                                              9/15 at 102.00         N/R          2,383,339
        2,500  5.700%, 9/01/35                                              9/15 at 102.00         N/R          2,567,075

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005B:
        1,000  5.350%, 9/01/28                                              9/15 at 102.00         N/R          1,005,830
        1,490  5.400%, 9/01/35                                              9/15 at 102.00         N/R          1,493,218

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005C:
          855  5.500%, 9/01/29                                              9/14 at 102.00         N/R            866,944
        2,065  5.500%, 9/01/35                                              9/14 at 102.00         N/R          2,083,874

        1,500 Benicia, California, Assessment District Limited Obligation   3/11 at 100.00         N/R          1,498,935
               Improvement Bonds, Series 2004B, 5.900%, 9/02/30

        8,085 California Department of Water Resources, Electric Power        No Opt. Call         AAA         10,773,263
               Supply Revenue Bonds, DRIVERS, Series 395, 9.950%, 5/01/17
               - AMBAC Insured (IF)

        5,600 California Department of Water Resources, Power Supply        5/12 at 101.00         AAA          7,459,872
               Revenue Bonds, DRIVERS, Series 344, 9.840%, 5/01/14 (IF)

        2,165 California Educational Facilities Authority, Revenue Bonds,   1/15 at 100.00        BBB-          2,178,077
               Woodbury University, Series 2006, 5.000%, 1/01/30

              California Health Facilities Financing Authority, Hospital
              Revenue Bonds, Downey Community Hospital, Series 1993:
        3,085  5.625%, 5/15/08                                              5/08 at 100.00          BB          3,095,859
        3,560  5.750%, 5/15/15                                              5/06 at 100.00          BB          3,560,605

        2,560 California Pollution Control Financing Authority, Solid      12/06 at 102.00         BB-          2,497,536
               Waste Disposal Revenue Bonds, Browning Ferris Industries
               Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum
               Tax)

        2,700 California Pollution Control Financing Authority, Solid       6/23 at 100.00        BBB+          2,857,329
               Waste Disposal Revenue Bonds, Republic Services Inc.,
               Series 2002B, 5.250%, 6/01/23 (Mandatory put 12/01/17)
               (Alternative Minimum Tax)

        3,800 California Pollution Control Financing Authority, Solid       6/23 at 100.00        BBB+          4,021,426
               Waste Disposal Revenue Bonds, Republic Services Inc.,
               Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
               (Alternative Minimum Tax)

        1,000 California Pollution Control Financing Authority, Solid       7/27 at 100.00         BBB            998,650
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)

        3,500 California Pollution Control Financing Authority, Solid       4/15 at 101.00         BBB          3,640,840
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)

        7,800 California Pollution Control Financing Authority, Solid      11/27 at 100.00         BB-          7,824,102
               Waste Revenue Bonds, Keller Canyon Landfill Company,
               Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)

        3,290 California Statewide Community Development Authority,         8/09 at 100.00         N/R          3,345,108
               Charter School Revenue Bonds, Lionel Wilson College
               Preparatory Academy, Series 2001A, 7.250%, 8/01/31

          660 California Statewide Community Development Authority,         7/09 at 102.00         N/R            689,297
               Multifamily Housing Revenue Bonds, Magnolia City Lights,
               Series 1999X, 6.650%, 7/01/39

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3

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

              California Statewide Community Development Authority,
              Revenue Bonds, Brentwood Infrastructure Program, Series
              2005A:
$         500  5.200%, 9/02/25                                              3/06 at 103.00         N/R  $         504,455
        1,750  5.350%, 9/02/35                                              3/06 at 103.00         N/R          1,793,365

              California Statewide Community Development Authority,
              Revenue Bonds, Daughters of Charity Health System, Series
              2005A:
        6,000  5.250%, 7/01/35                                              7/15 at 100.00        BBB+          6,153,000
        5,000  5.000%, 7/01/39                                              7/15 at 100.00        BBB+          5,023,300

        2,925 California Statewide Community Development Authority,         3/14 at 102.00         N/R          3,062,563
               Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%,
               3/01/34

        1,000 California Statewide Community Development Authority,           No Opt. Call         N/R          1,047,370
               Revenue Bonds, Live Oak School, Series 2000, 6.250%,
               10/01/12

        1,500 California Statewide Community Development Authority,        10/13 at 100.00         N/R          1,541,490
               Revenue Bonds, Notre Dame de Namur University, Series
               2003, 6.625%, 10/01/33

        8,330 California Statewide Community Development Authority,        11/15 at 100.00         AA-          8,374,232
               Revenue Bonds, Sutter Health, Series 2005A, 5.000%,
               11/15/43

              California Statewide Community Development Authority,
              Revenue Bonds, Thomas Jefferson School of Law, Series 2005A:
       10,500  4.875%, 10/01/31                                            10/15 at 100.00        BBB-         10,403,610
        2,695  4.875%, 10/01/35                                            10/15 at 100.00        BBB-          2,686,430

        1,020 California Statewide Community Development Authority,         1/14 at 100.00         N/R          1,080,241
               Subordinate Lien Multifamily Housing Revenue Bonds, Corona
               Park Apartments, Series 2004I-S, 7.750%, 1/01/34
               (Alternative Minimum Tax)

        1,000 Capistrano Unified School District, Orange County,            9/15 at 100.00         N/R            994,820
               California, Special Tax Bonds, Community Facilities
               District 04-1 - Rancho Madrina, Series 2005, 5.250%,
               9/01/34

        2,000 Capistrano Unified School District, Orange County,            9/13 at 100.00         N/R          2,101,020
               California, Special Tax Bonds, Community Facilities
               District 90-2 - Talega, Series 2003, 6.000%, 9/01/33

              Carlsbad, California, Limited Obligation Improvement Bonds,
              Assessment District 2002-01, Series 2005A:
        2,170  5.150%, 9/02/29                                              9/12 at 100.00         N/R          2,170,022
        2,720  5.200%, 9/02/35                                              9/12 at 100.00         N/R          2,720,326

              Chino, California, Special Tax Bonds, Community Facilities
              District 03-3, Area 1, Series 2004:
        1,300  5.700%, 9/01/29                                              9/12 at 102.00         N/R          1,342,211
        1,355  5.750%, 9/01/34                                              9/12 at 102.00         N/R          1,393,252

              Corona, California, Special Tax Bonds, Community Facilities
              District 2002-1, Dos Lagos, Series 2005A:
        3,000  5.050%, 9/01/34                                              3/06 at 103.00         N/R          2,918,910
        3,115  5.000%, 9/01/34                                              3/06 at 103.00         N/R          3,002,486

              Corona-Norco Unified School District, California, Special
              Tax Bonds, Community Facilities District 03-1, Series 2004:
        1,000  5.375%, 9/01/25                                              9/14 at 100.00         N/R          1,017,830
        1,000  5.375%, 9/01/33                                              9/14 at 100.00         N/R          1,009,530

        2,230 Del Mar Race Track Authority, California, Revenue Bonds,      8/15 at 100.00         N/R          2,273,173
               Series 2005, 5.000%, 8/15/25

        1,750 Elsinore Valley Municipal Water District, California,         9/12 at 102.00         N/R          1,802,763
               Special Tax Bonds, Series 2004, 5.700%, 9/01/34

        3,500 Fontana, California, Special Tax Bonds, Sierra Community      9/14 at 100.00         N/R          3,670,730
               Facilities District 22, Series 2004, 6.000%, 9/01/34

        7,500 Fremont, California, Special Tax Bonds, Community             9/15 at 100.00         N/R          7,432,875
               Facilities District 1, Pacific Commons, Series 2005,
               5.375%, 9/01/36

        1,500 Fullerton Community Facilities District 1, California,        9/12 at 100.00         N/R          1,582,560
               Special Tax Bonds, Amerige Heights, Series 2002, 6.200%,
               9/01/32

       29,740 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB         33,492,296
               California, Tobacco Settlement Asset-Backed Bonds, Series
               2003A-1, 6.750%, 6/01/39

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4

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       1,590 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB  $       1,914,980
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-2, 7.900%, 6/01/42

        1,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB          1,198,220
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-4, 7.800%, 6/01/42

        2,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB          2,405,700
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-5, 7.875%, 6/01/42

              Huntington Beach, California, Special Tax Bonds, Community
              Facilities District 2003-1, Huntington Center, Series 2004:
          500  5.800%, 9/01/23                                              9/14 at 100.00         N/R            515,215
        1,000  5.850%, 9/01/33                                              9/14 at 100.00         N/R          1,030,230

              Independent Cities Lease Finance Authority, California,
              Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
        1,020  6.000%, 5/15/34                                              5/14 at 100.00         N/R          1,078,864
          790  6.125%, 5/15/38                                              5/14 at 100.00         N/R            845,379
        2,500  6.450%, 5/15/44                                              5/14 at 100.00         N/R          2,780,050

        1,000 Independent Cities Lease Finance Authority, California,      11/14 at 100.00         N/R          1,056,110
               Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home
               Park, Series 2004A, 5.950%, 11/15/39

        3,345 Independent Cities Lease Finance Authority, California,       9/15 at 100.00         N/R          3,369,051
               Second Senior Subordinate Lien Revenue Bonds, Caritas
               Affordable Housing Project Mobile Home Park, Series 2005C,
               7.000%, 9/01/40

        9,015 Independent Cities Lease Finance Authority, California,       8/15 at 100.00           A          9,238,933
               Senior Lien Revenue Bonds, Caritas Affordable Housing
               Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 -
               ACA Insured

        1,015 Independent Cities Lease Finance Authority, California,       5/14 at 100.00         N/R          1,079,300
               Subordinate Lien Revenue Bonds, El Granada Mobile Home
               Park, Series 2004B, 6.500%, 5/15/44

              Indio, California, Special Tax Bonds, Community Facilities
              District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
        1,275  5.100%, 9/01/30                                              9/15 at 102.00         N/R          1,241,659
        1,000  5.150%, 9/01/35                                              9/15 at 102.00         N/R            976,360
        1,085  5.150%, 9/01/35                                              9/15 at 102.00         N/R          1,059,351

        1,120 Irvine Assessment District, California, Limited Obligation    3/06 at 103.00         N/R          1,091,933
               Improvement Bonds, Assessment District 03-19, Group 3,
               Series 2005, 5.000%, 9/02/29

              Irvine Assessment District, California, Limited Obligation
              Improvement Bonds, Assessment District 87-08, Group 7,
              Series 2005:
        1,180  5.000%, 9/02/22                                              3/06 at 103.00         N/R          1,185,747
        1,305  5.000%, 9/02/24                                              3/06 at 103.00         N/R          1,304,165

        1,525 Irvine Assessment District, California, Limited Obligation    3/06 at 103.00         N/R          1,520,212
               Improvement Bonds, Assessment District 93-14, Group 3,
               Series 2005, 5.000%, 9/02/25

        1,565 Jurupa Community Services District, California, Special Tax   9/13 at 100.00         N/R          1,556,940
               Bonds, Community Facilities District 16 - Eastvale Area,
               Series 2005A, 5.300%, 9/01/34

        2,500 Lake Elsinore Public Financing Authority, California, Local  10/13 at 102.00         N/R          2,709,850
               Agency Revenue Refunding Bonds, Series 2003H, 6.375%,
               10/01/33

              Lake Elsinore, California, Community Facilities District
              2004-3 Improvement Area 1 Rosetta Canyon, Special Tax
              Bonds, Series 2005:

        1,195  5.250%, 9/01/30                                              9/15 at 102.00         N/R          1,204,751
        1,225  5.250%, 9/01/35                                              9/15 at 102.00         N/R          1,209,541

        1,200 Lake Elsinore, California, Special Tax Bonds, Community       9/13 at 102.00         N/R          1,259,340
               Facilities District 2003-2 Improvement Area A, Canyon
               Hills, Series 2004A, 5.950%, 9/01/34

              Lake Elsinore, California, Special Tax Bonds, Community
              Facilities District 2005-1, Series 2006A:
          980  5.200%, 9/01/26 (WI/DD, Settling 2/07/06)                    9/12 at 102.00         N/R            983,518
        1,100  5.350%, 9/01/36 (WI/DD, Settling 2/07/06)                    9/12 at 102.00         N/R          1,108,602

        4,500 Lake Elsinore, California, Special Tax Bonds, Community       9/12 at 102.00         N/R          4,535,055
               Facilities District 2005-2 Improvement Area A,
               Series 2005A, 5.450%, 9/01/36

----
5

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       2,000 Lammersville School District, San Joaquin County,             9/12 at 101.00         N/R  $       2,133,960
               California, Special Tax Bonds, Community Facilities
               District of Mountain House, Series 2002, 6.375%, 9/01/32

        4,050 Lee Lake Water District, Riverside County, California,        9/13 at 102.00         N/R          4,234,761
               Special Tax Bonds, Community Facilities District 3, Series
               2004, 5.950%, 9/01/34

          550 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00          B-            569,278
               California, Sublease Revenue Bonds, Los Angeles
               International Airport, American Airlines Inc. Terminal 4
               Project, Series 2002B, 7.500%, 12/01/24 (Alternative
               Minimum Tax)

        7,170 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00          B-          7,421,309
               California, Sublease Revenue Bonds, Los Angeles
               International Airport, American Airlines Inc. Terminal 4
               Project, Series 2002C, 7.500%, 12/01/24 (Alternative
               Minimum Tax)

              Menifee Union School District, Riverside County,
              California, Special Tax Bonds, Community Facilities
              District 2004-5, Series 2006:
          625  5.200%, 9/01/26 (WI/DD, Settling 2/02/06)                    9/06 at 102.00         N/R            621,300
        1,000  5.250%, 9/01/36 (WI/DD, Settling 2/02/06)                    9/06 at 102.00         N/R            987,200

        1,415 Merced Irrigation District, California, Revenue               9/13 at 102.00        Baa3          1,481,392
               Certificates of Participation, Electric System Project,
               Series 2003, 5.700%, 9/01/36

        2,000 Morgan Hill Financing Authority, California, Reassessment     9/10 at 102.00         N/R          1,948,580
               Revenue Bonds, Madron Business Park, Series 2005A, 5.250%,
               9/02/25

        1,555 Murrieta Valley Unified School District, Riverside County,    9/11 at 100.00         N/R          1,587,546
               California, Special Tax Bonds, Community Facilities
               District 2000-1, Series 2004B, 5.300%, 9/01/34

              Murrieta, California, Special Tax Bonds, Community
              Facilities District 2003-3, Creekside Village Improvement
              Area 1, Series 2005:
        1,355  5.100%, 9/01/26                                              9/09 at 103.00         N/R          1,351,342
          805  5.300%, 9/01/35                                              9/09 at 103.00         N/R            805,628
        1,815  5.200%, 9/01/35                                              9/09 at 103.00         N/R          1,788,755

        2,000 Oceanside, California, Special Tax Revenue Bonds, Community   9/14 at 100.00         N/R          2,045,860
               Facilities District 00-1 - Ocean Ranch Corporate Center,
               Series 2004, 5.875%, 9/01/34

              Orange County, California, Special Tax Bonds, Community
              Facilities District 03-1 of Ladera Ranch, Series 2004A:
          500  5.500%, 8/15/23                                              8/12 at 101.00         N/R            516,640
        1,625  5.600%, 8/15/28                                              8/12 at 101.00         N/R          1,674,774
        1,000  5.625%, 8/15/34                                              8/12 at 101.00         N/R          1,024,010

        4,000 Orange County, California, Special Tax Bonds, Community       8/12 at 101.00         N/R          3,972,240
               Facilities District 04-1 of Ladera Ranch, Series 2005A,
               5.200%, 8/15/34

        1,755 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00         N/R          1,771,111
               Facilities District 2003-1, Anaverde Project,
               Series 2005A, 5.400%, 9/01/35

              Perris, California, Special Tax Bonds, Community Facilities
              District 2001-1, May Farms Improvement Area 4, Series 2005A:
          860  5.100%, 9/01/30                                              9/15 at 102.00         N/R            837,511
        1,400  5.150%, 9/01/35                                              9/15 at 102.00         N/R          1,366,904

              Perris, California, Special Tax Bonds, Community Facilities
              District 2001-2, Villages of Avalon, Series 2005:
          515  5.000%, 9/01/24                                              9/12 at 102.00         N/R            514,670
        1,000  5.100%, 9/01/28                                              9/12 at 102.00         N/R            994,510
          500  5.150%, 9/01/32                                              9/12 at 102.00         N/R            496,470

        1,390 Perris, California, Special Tax Bonds, Community Facilities   9/15 at 102.00         N/R          1,391,724
               District 2004-3, Monument Ranch Improvement Area 2, Series
               2005A, 5.300%, 9/01/35

        2,000 Pico Rivera Water Authority, California, Revenue Bonds,      12/11 at 102.00         N/R          2,127,580
               Series 2001A, 6.250%, 12/01/32

              Poway Unified School District, San Diego County,
              California, Special Tax Bonds, Community Facilities
              District 11, Series 2004:
          650  5.375%, 9/01/34                                              9/11 at 102.00         N/R            653,582
          875  5.375%, 9/01/34                                              9/11 at 102.00         N/R            877,118

----
6

    Principal                                                               Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

              Poway Unified School District, San Diego County,
              California, Special Tax Bonds, Community Facilities
              District 11, Stonebridge Estates Improvement Area B, Series
              2005:
$       1,360  5.000%, 9/01/30                                             3/06 at 102.00          N/R  $       1,310,564
        3,355  5.100%, 9/01/35                                             3/06 at 102.00          N/R          3,244,956

        5,000 Poway Unified School District, San Diego County,             3/06 at 103.00          N/R          4,931,350
               California, Special Tax Bonds, Community Facilities
               District 6, Improvement Area B, Series 2005, 5.125%,
               9/01/36

              Riverside, California, Special Tax Bonds, Community
              Facilities District 92-1 - Sycamore Canyon Business Park,
              Series 2005A:
        1,000  5.125%, 9/01/25                                             9/15 at 101.00          N/R          1,006,450
        2,000  5.300%, 9/01/34                                             9/15 at 101.00          N/R          2,010,360

        3,500 Roseville, California, Special Tax Bonds, Community          3/06 at 103.00          N/R          3,448,690
               Facilities District 1 - Westpark, Series 2005,
               5.200%, 9/01/36

        1,500 San Francisco Redevelopment Agency, California, Special Tax  8/15 at 100.00          N/R          1,475,640
               Bonds, Community Facilities District 6, Mission Bay South,
               Series 2005A, 5.150%, 8/01/35

              San Francisco Redevelopment Agency, California, Special Tax
              Bonds, Community Facilities District 6, Mission Bay South,
              Series 2005B:
        1,375  0.000%, 8/01/30                                             8/15 at 100.00          N/R            328,089
        3,020  0.000%, 8/01/34                                             8/15 at 100.00          N/R            565,586

              Santa Ana Unified School District, Orange County,
              California, Special Tax Bonds, Community Facilities
              District 2004-1, Central Park Project, Series 2005:
        1,180  4.950%, 9/01/25                                             3/06 at 102.00          N/R          1,160,341
          700  5.050%, 9/01/30                                             3/06 at 102.00          N/R            685,209
        1,320  5.100%, 9/01/35                                             3/06 at 102.00          N/R          1,296,002

        6,250 Santa Clara County Housing Authority, California,            3/06 at 100.00          N/R          6,071,188
               Mulifamily Housing Revenue Bonds, Blossom River Project,
               Series 1998A, 6.500%, 9/01/39

        2,500 Saugus Union School District, Los Angeles County,            9/06 at 103.00          N/R          2,468,175
               California, Special Tax Bonds, Community Facilities
               District 2005-1, Series 2006, 5.300%, 9/01/36

              West Patterson Financing Authority, California, Special Tax
              Bonds, Community Facilities District 01-1, Series 2003B:
        1,100  6.750%, 9/01/30                                             9/13 at 103.00          N/R          1,206,447
        3,400  7.000%, 9/01/38                                             9/13 at 103.00          N/R          3,782,432

        7,500 West Patterson Financing Authority, California, Special Tax  9/13 at 102.00          N/R          7,773,225
               Bonds, Community Facilities District 01-1, Series 2004B,
               6.000%, 9/01/39

        3,900 West Patterson Financing Authority, California, Special Tax  9/13 at 103.00          N/R          4,096,560
               Bonds, Community Facilities District 2001-1, Series 2004A,
               6.125%, 9/01/39

              West Sacramento, California, Special Tax Bonds, Community
              Facilities District 20, Bridgeway Lakes II, Series 2005:
          500  5.125%, 9/01/25                                             9/13 at 102.00          N/R            498,750
        1,730  5.300%, 9/01/35                                             9/13 at 102.00          N/R          1,738,304

              Western Hills Water District, Stanislaus County,
              California, Special Tax Bonds, Diablo Grande Community
              Facilities District 1, Series 2005:
        1,000  5.625%, 9/01/24                                             9/13 at 102.00          N/R            986,350
        3,755  5.800%, 9/01/31                                             9/13 at 102.00          N/R          3,747,340

        4,600 William S. Hart Union High School District, Los Angeles      9/06 at 103.00          N/R          4,575,620
               County, California, Special Tax Bonds, Community
               Facilities District 2005-1, Series 2006, 5.300%, 9/01/36

              Yuba County, California, Special Tax Bonds, Community
              Facilities District 2004-1, Edgewater, Series 2005:
        1,575  5.000%, 9/01/23                                             3/06 at 103.00          N/R          1,543,358
        2,635  5.125%, 9/01/35                                             3/06 at 103.00          N/R          2,599,322
-------------------------------------------------------------------------------------------------------------------------
      359,995 Total California                                                                                369,844,917
-------------------------------------------------------------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------
              Colorado - 7.7%

              Adonea Metropolitan District 2, Colorado, General
              Obligation Limited Tax Bonds, Series 2005A:
$       1,500  6.125%, 12/01/25                                            12/15 at 100.00           N/R  $       1,484,580
        5,380  6.250%, 12/01/35                                            12/15 at 100.00           N/R          5,347,021

       14,800 Arista Metropolitan District, Colorado, Special Revenue      12/15 at 100.00           N/R         15,084,456
               Bonds, Series 2005, 6.750%, 12/01/35

        2,935 Bell Mountain Ranch Consolidated Metropolitan District,         No Opt. Call           N/R          3,107,196
               Colorado, Subordinate Refunding and Improvement Bonds,
               Series 2003, 7.900%, 11/15/23

        3,060 BNC Metropolitan District 1, Colorado, General Obligation    12/14 at 101.00           N/R          3,448,039
               Bonds, Series 2004, 8.050%, 12/01/34

          925 Bradburn Metropolitan District 3, Colorado, General          12/13 at 101.00           N/R            989,186
               Obligation Bonds, Series 2003, 7.500%, 12/01/33

        2,000 Briargate Center Business Improvement District, Colorado,       No Opt. Call           N/R          2,095,000
               Special Assessment District 02-1 Revenue Bonds, Series
               2002B, 7.400%, 12/01/27

        4,530 Buffalo Ridge Metropolitan District, Colorado, Limited       12/13 at 101.00           N/R          4,844,337
               Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33

        2,750 Canterberry Crossing Metropolitan District II, Parker,       12/12 at 100.00           N/R          2,893,880
               Colorado, Limited Tax General Obligation Bonds,
               Series 2002, 7.375%, 12/01/32

        3,850 Canterberry Crossing Metropolitan District, Colorado,        12/12 at 100.00           N/R          3,867,441
               Limited Tax General Obligation Bonds, Series 2005, 6.500%,
               12/01/35

              Castle Oaks Metropolitan District, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
        1,000  6.000%, 12/01/25                                            12/15 at 100.00           N/R            986,790
        1,500  6.125%, 12/01/35                                            12/15 at 100.00           N/R          1,475,625

        6,750 Central Marksheffel Metropolitan District, Colorado,         12/14 at 100.00           N/R          7,211,498
               General Obligation Limited Tax Bonds, Series 2004, 7.250%,
               12/01/29

        4,600 Colorado Educational and Cultural Facilities Authority,       3/12 at 100.00           N/R          4,780,734
               Charter School Revenue Bonds, Belle Creek Education
               Center, Series 2002A, 7.625%, 3/15/32

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Compass for Lifelong
              Discovery Charter School, Series 1999A:
          475  6.125%, 7/01/12/(4)/                                         7/09 at 102.00           N/R            476,468
        1,460  6.500%, 7/01/24                                              7/09 at 102.00           N/R          1,422,493

          960 Colorado Educational and Cultural Facilities Authority,       7/08 at 100.00      N/R/(3)/          1,020,144
               Charter School Revenue Bonds, Compass Montessori
               Elementary Charter School, Series 2000, 7.750%, 7/15/31
               (Pre-refunded 7/15/08)

        2,860 Colorado Educational and Cultural Facilities Authority,       5/14 at 101.00           N/R          3,009,721
               Charter School Revenue Bonds, Denver Arts and Technology
               Academy, Series 2003, 8.000%, 5/01/34

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Douglas County School
              District RE-1 - Platte River Academy, Series 2002A:
          980  7.250%, 3/01/22 (Pre-refunded 3/01/10)                       3/10 at 100.00      Ba2/(3)/          1,083,380
          750  7.250%, 3/01/32 (Pre-refunded 3/01/10)                       3/10 at 100.00           AAA            856,890

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Elbert County Charter School,
              Series 2004:
          625  6.750%, 3/01/14                                                No Opt. Call           N/R            637,013
          730  7.250%, 3/01/24                                              3/14 at 100.00           N/R            743,761
        1,570  7.375%, 3/01/35                                              3/14 at 100.00           N/R          1,598,967

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Excel Academy Charter School,
              Series 2003:
          500  7.300%, 12/01/23 (Pre-refunded 12/01/11)                    12/11 at 100.00           AAA            596,380
          875  7.500%, 12/01/33 (Pre-refunded 12/01/11)                    12/11 at 100.00           AAA          1,052,791

        3,776 Colorado Educational and Cultural Facilities Authority,       2/12 at 100.00           N/R          3,975,297
               Charter School Revenue Bonds, Jefferson County School
               District R-1 - Compass Montessori Secondary School, Series
               2002, 8.000%, 2/15/32

          975 Colorado Educational and Cultural Facilities Authority,       5/15 at 100.00           N/R            995,446
               Charter School Revenue Bonds, Knowledge Quest Academy
               Charter School, Series 2005, 6.500%, 5/01/36

        2,500 Colorado Educational and Cultural Facilities Authority,       5/12 at 102.00           N/R          2,655,075
               Charter School Revenue Bonds, Montessori Peaks Building
               Foundation, Series 2002A, 8.000%, 5/01/32

----
8

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$       4,000 Colorado Educational and Cultural Facilities Authority,       8/11 at 100.00         AAA  $       4,787,440
               Charter School Revenue Bonds, Peak-to-Peak Charter School,
               Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)

        4,225 Colorado Educational and Cultural Facilities Authority,      10/13 at 100.00         N/R          4,432,363
               Charter School Revenue Bonds, Pioneer ELOB Charter School,
               Series 2003, 7.750%, 10/15/33

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Weld County School District 6
              - Frontier Academy, Series 2001:
        2,770  7.250%, 6/01/20                                              6/11 at 100.00         Ba1          2,868,335
        1,775  7.375%, 6/01/31                                              6/11 at 100.00         Ba1          1,836,575

        3,645 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00         N/R          3,977,789
               Independent School Improvement Revenue Bonds, Heritage
               Christian School of Northern Colorado, Series 2004A,
               7.500%, 6/01/34

              Colorado Educational and Cultural Facilities Authority,
              Independent School Revenue Bonds, Denver Academy, Series
              2003A:
          500  7.000%, 11/01/23                                            11/13 at 100.00         BB+            546,915
          810  7.125%, 11/01/28                                            11/13 at 100.00         BB+            889,647

        3,970 Colorado Educational and Cultural Facilities Authority,       9/09 at 101.00         N/R          4,101,129
               Revenue Bonds, Boulder Country Day School, Series 1999,
               6.750%, 9/01/24

              Colorado Educational and Cultural Facilities Authority,
              Revenue Bonds, Colorado Lutheran High School Association,
              Series 2004A:
        3,750  7.500%, 6/01/24                                              6/14 at 100.00         N/R          3,725,475
        4,300  7.625%, 6/01/34                                              6/14 at 100.00         N/R          4,279,532

        1,405 Colorado Educational and Cultural Facilities Authority,      12/15 at 100.00         N/R          1,409,384
               Revenue Bonds, Montessori School of Evergreen, Series
               2005A, 6.500%, 12/01/35

        2,000 Colorado Health Facilities Authority, Revenue Bonds,          6/16 at 100.00          A-          2,015,120
               Evangelical Lutheran Good Samaritan Society, Series 2005,
               5.000%, 6/01/35

       11,000 Colorado Health Facilities Authority, Revenue Bonds, Poudre   3/15 at 100.00        BBB+         11,155,980
               Valley Health Care, Series 2005F, 5.000%, 3/01/25

        2,230 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00         N/R          2,436,855
               Aurora, Colorado, General Obligation Bonds, Series 2003,
               7.550%, 12/01/32

        2,465 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00         N/R          2,555,170
               Aurora, Colorado, General Obligation Bonds, Series 2005,
               6.750%, 12/01/34

        1,630 Denver Health and Hospitals Authority, Colorado, Healthcare  12/11 at 100.00         BBB          1,742,470
               Revenue Bonds, Series 2001A, 6.000%, 12/01/23

        3,475 Elkhorn Ranch Metropolitan District 1, Colorado, General     12/15 at 100.00         N/R          3,440,285
               Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35

        1,000 Himalaya Water and Sanitation District, Colorado, General    12/15 at 100.00          AA          1,028,500
               Obligation Bonds, Series 2005, 5.000%, 12/01/35 - RAAI
               Insured

        2,350 Laredo Metropolitan District, Colorado, General Obligation   12/13 at 101.00         N/R          2,513,066
               Bonds, Series 2003, 7.500%, 12/01/33

        5,035 Maher Ranch Metropolitan District 4, Colorado, General       12/13 at 102.00         N/R          5,605,566
               Obligation Bonds, Series 2003, 7.875%, 12/01/33

        3,500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00        BBB-          3,720,045
               Memorial Hospital, Series 2003, 6.000%, 12/01/33

        1,500 Neu Towne Metropolitan District, Colorado, Limited Tax       12/14 at 100.00         N/R          1,600,980
               General Obligation Bonds, Series 2004, 7.250%, 12/01/34

              Northwest Metropolitan District 3, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
        3,585  6.125%, 12/01/25                                            12/15 at 100.00         N/R          3,624,184
       10,500  6.250%, 12/01/35                                            12/15 at 100.00         N/R         10,633,455

        2,500 Park Creek Metropolitan District, Colorado, Limited Tax      12/32 at 100.00         N/R          2,824,750
               Obligation Revenue Bonds, Series 2003CR-1, 7.875%,
               12/01/32 (Mandatory put 12/01/13)

        1,500 Park Creek Metropolitan District, Colorado, Limited Tax      12/32 at 100.00         N/R          1,694,850
               Obligation Revenue Bonds, Series 2003CR-2, 7.875%,
               12/01/32 (Mandatory put 12/01/13)

----
9

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------------
                 Colorado (continued)

$       1,100    Piney Creek Metropolitan District, Colorado, Limited Tax     12/15 at 100.00           N/R  $       1,100,814
                  General Obligation Bonds, Series 2005, 5.500%, 12/01/35

        5,300    Plaza Metropolitan District 1, Lakewood, Colorado, Tax        6/14 at 101.00           N/R          5,830,318
                  Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25

                 SBC Metropolitan District, Colorado, General Obligation
                 Bonds, Series 2005:
          750     5.000%, 12/01/25 - ACA Insured                              12/15 at 100.00             A            767,805
          720     5.000%, 12/01/29 - ACA Insured                              12/15 at 100.00             A            728,604
        1,775     5.000%, 12/01/34 - ACA Insured                              12/15 at 100.00             A          1,787,904

        2,000    Serenity Ridge Metropolitan District 2, Colorado, General    12/14 at 100.00           N/R          2,168,200
                  Obligation Bonds, Series 2004, 7.500%, 12/01/34

                 Southlands Metropolitan District 1, Colorado, Limited Tax
                 General Obligation Bonds, Series 2004:
          500     7.000%, 12/01/24                                            12/14 at 100.00           N/R            544,750
        2,845     7.125%, 12/01/34                                            12/14 at 100.00           N/R          3,093,369

                 Tallyn's Reach Metropolitan District 2, Aurora, Colorado,
                 Limited Tax General Obligation Bonds, Series 2004:
          250     6.000%, 12/01/18                                            12/13 at 100.00           N/R            253,953
          310     6.375%, 12/01/23                                            12/13 at 100.00           N/R            318,221

                 Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
                 Limited Tax General Obligation Bonds, Series 2004:
          500     6.625%, 12/01/23                                            12/13 at 100.00           N/R            520,995
          500     6.750%, 12/01/33                                            12/13 at 100.00           N/R            516,650

       12,589    Tollgate Crossing Metropolitan District 2, Colorado,         12/14 at 100.00           N/R          8,202,396
                  General Obligation Bonds, Series 2004, 0.000%, 12/01/33

        2,000    Tower Metropolitan District, Adams County, Colorado,         12/15 at 100.00            AA          2,032,500
                  General Obligation Bonds, Series 2005, 5.000%, 12/01/35 -
                  RAAI Insured

        4,830    Wheatlands Metropolitan District 2, Colorado, General        12/15 at 100.00           N/R          4,868,543
                  Obligation Limited Tax Bonds, Series 2005, 6.125%, 12/01/35

                 Wyndham Hill Metropolitan District 2, Colorado, General
                 Obligation Limited Tax Bonds, Series 2005:
        1,750     6.250%, 12/01/25                                            12/15 at 100.00           N/R          1,765,803
        3,450     6.375%, 12/01/35                                            12/15 at 100.00           N/R          3,479,946
---------------------------------------------------------------------------------------------------------------------------------
      201,190    Total Colorado                                                                                    205,151,193
---------------------------------------------------------------------------------------------------------------------------------
                 Connecticut - 0.7%

        8,500    Bridgeport, Connecticut, Senior Living Facility Revenue       4/15 at 101.00           N/R          7,219,560
                  Bonds, 3030 Park Retirement Community, Series 2005,
                  7.250%, 4/01/35

        5,250    Connecticut Development Authority, Airport Facilities        10/14 at 101.00           Ba2          6,245,663
                  Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26
                  (Alternative Minimum Tax)

        1,455    Connecticut Development Authority, Health Facilities          2/06 at 101.00           N/R          1,464,239
                  Revenue Refunding Bonds, Alzheimer's Resource Center of
                  Connecticut Inc., Series 1994A, 7.125%, 8/15/14

          600    Connecticut Health and Educational Facilities Authority,      7/07 at 102.00           BB+            599,718
                  Revenue Bonds, Hospital for Special Care, Series 1997B,
                  5.375%, 7/01/17

                 Eastern Connecticut Resource Recovery Authority, Solid
                 Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
                 1993A:
          330     5.500%, 1/01/14 (Alternative Minimum Tax)                    7/06 at 100.00           BBB            332,475
        2,080     5.500%, 1/01/20 (Alternative Minimum Tax)                    7/06 at 100.00           BBB          2,078,544
---------------------------------------------------------------------------------------------------------------------------------
       18,215    Total Connecticut                                                                                  17,940,199
---------------------------------------------------------------------------------------------------------------------------------
                 Delaware - 0.1%

                 Delaware Health Facilities Authority, Revenue Bonds, Beebe
                 Medical Center, Series 2005A:
        1,000     5.000%, 6/01/24                                              6/15 at 100.00          BBB+          1,025,810
        1,000     5.000%, 6/01/30                                              6/15 at 100.00          BBB+          1,012,960
---------------------------------------------------------------------------------------------------------------------------------
        2,000    Total Delaware                                                                                      2,038,770
---------------------------------------------------------------------------------------------------------------------------------

----
10

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
----------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.0%

$       1,000 District of Columbia Tobacco Settlement Corporation,            No Opt. Call           BBB  $       1,142,680
               Tobacco Settlement Asset-Backed Bonds, Series 2001,
               6.500%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------
              Florida - 7.8%

        6,500 Aberdeen Community Development District, Florida, Special     5/14 at 100.00           N/R          6,485,115
               Assessment Bonds, Series 2005, 5.500%, 5/01/36

        4,200 Amelia National Community Development District, Nassau        5/14 at 101.00           N/R          4,429,404
               County, Florida, Special Assessment Bonds, Series 2004A,
               6.300%, 5/01/35

        2,800 Anthem Park Community Development District, Florida,          3/15 at 101.00           N/R          2,835,448
               Capital Improvement Revenue Bonds, Series 2004, 5.800%,
               5/01/36

        8,500 Bartram Park Community Development District, Florida,         5/15 at 101.00           N/R          8,545,390
               Special Assessment Bonds, Series 2005, 5.300%, 5/01/35

        4,900 Bartram Springs Community Development District, Duval         5/13 at 102.00           N/R          5,349,624
               County, Florida, Special Assessment Bonds, Series 2003A,
               6.650%, 5/01/34

          250 Beacon Lakes Community Development District, Florida,         5/13 at 101.00           N/R            263,528
               Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35

        2,160 Bloomingdale Community Development District, Hillsborough     5/15 at 101.00           N/R          2,240,611
               County, Florida, Special Assessment Revenue Bonds, Series
               2004, 5.875%, 5/01/36

        2,000 Broward County, Florida, Airport Facility Revenue Bonds,     11/14 at 101.00          BBB-          2,272,420
               Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative
               Minimum Tax)

        4,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00           AAA          4,928,360
               Tribe Convention Center, Series 2003A, 8.950%, 10/01/33
               (Pre-refunded 10/01/12)/(6)/

        1,595 Caribe Palm Community Development District, Florida,          5/15 at 101.00           N/R          1,642,547
               Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35

        1,195 Century Gardens Community Development District, Miami-Dade    5/14 at 101.00           N/R          1,239,263
               County, Florida, Special Assessment Revenue Bonds, Series
               2004, 5.900%, 5/01/34

        2,000 Collier County, Florida, Gas Tax Revenue Refunding Bonds,     6/13 at 100.00           AAA          2,156,500
               Series 2003, 5.250%, 6/01/22 - AMBAC Insured

        2,100 Cutler Cay Community Development District, Florida, Special   5/14 at 101.00           N/R          2,238,348
               Assessment Bonds, Series 2004, 6.300%, 5/01/34

        2,875 Dade County Industrial Development Authority, Florida,        6/06 at 101.50           N/R          2,923,501
               Revenue Bonds, Miami Cerebral Palsy Residential Services
               Inc., Series 1995, 8.000%, 6/01/22

        5,250 Durbin Crossing Community Development District, Florida,      5/14 at 100.00           N/R          5,222,333
               Special Assessment Bonds, Series 2005A, 5.500%, 5/01/37

        1,500 East Homestead Community Development District, Florida,       5/15 at 101.00           N/R          1,517,715
               Special Assessment Revenue Bonds, Series 2005, 5.450%,
               11/01/36

        2,540 East Homestead Community Development District, Florida,       5/15 at 100.00           N/R          2,553,945
               Special Assessment Revenue Bonds, Series 2006, 5.375%,
               5/01/36 (WI/DD, Settling 2/02/06)

              Florida State Department of General Services, Division of
              Facilities Management, Florida Facilities Pool Revenue
              Bonds, Series 2005A:
        5,035  5.000%, 9/01/22 - AMBAC Insured                              9/15 at 101.00           AAA          5,391,730
        5,550  5.000%, 9/01/24 - AMBAC Insured                              9/15 at 101.00           AAA          5,904,090

        4,935 Heron Isles Community Development District, Florida,          5/15 at 101.00           N/R          5,071,107
               Capital Improvement Revenue Bonds, Series 2005, 5.750%,
               5/01/36

        3,500 Highlands County Health Facilities Authority, Florida,       11/15 at 100.00            A+          3,555,265
               Hospital Revenue Bonds, Adventist Health System, Series
               2005D, 5.000%, 11/15/35

              Hillsborough County Industrial Development Authority,
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series 2000B:
        1,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00           N/R          1,111,500
        4,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00           N/R          4,446,000

----
11

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$       4,250 Islands at Doral III Community Development District, Doral,   5/12 at 101.00         N/R  $       4,371,848
               Florida, Special Assessment Bonds, Series 2004A, 5.900%,
               5/01/35

              Islands at Doral Northeast Community Development District,
              Miami-Dade County, Florida, Special Assessment Bonds,
              Series 2004:
          480  6.125%, 5/01/24                                              5/14 at 101.00         N/R            514,963
          450  6.250%, 5/01/34                                              5/14 at 101.00         N/R            477,014

        2,000 Islands at Doral Southwest Community Development District,    5/13 at 101.00         N/R          2,141,760
               Miami-Dade County, Florida, Special Assessment Bonds,
               Series 2003, 6.375%, 5/01/35

        2,445 Keys Cove Community Development District, Florida, Special    5/15 at 101.00         N/R          2,540,159
               Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

        2,935 Keys Cove II Community Development District, Florida,         5/15 at 100.00         N/R          2,961,210
               Special Assessment Revenue Bonds, Series 2005, 5.500%,
               5/01/36

          640 Lexington Community Development District, Florida, Special    5/14 at 101.00         N/R            666,982
               Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

        3,000 Madison County, Florida, First Mortgage Revenue Bonds, Twin   7/15 at 100.00         N/R          3,001,740
               Oaks Project, Series 2005A, 6.000%, 7/01/25

          965 Marsh Harbour Community Development District, Florida,        5/15 at 100.00         N/R            970,134
               Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36

        1,000 Martin County Industrial Development Authority, Florida,      6/06 at 101.00         BB+          1,018,780
               Industrial Development Revenue Bonds, Indiantown
               Cogeneration LP, Series 1994A, 7.875%, 12/15/25
               (Alternative Minimum Tax)

          310 Martin County Industrial Development Authority, Florida,      6/06 at 101.00         BB+            316,104
               Industrial Development Revenue Refunding Bonds, Indiantown
               Cogeneration LP, Series 1995B, 8.050%, 12/15/25
               (Alternative Minimum Tax)

        2,965 Meadow Pines Community Development District, Florida,         5/14 at 101.00         N/R          3,142,989
               Special Assessment Revenue Bonds, Series 2004A, 6.250%,
               5/01/34

        3,070 Meadowwoods Community Development District, Pasco County,     5/14 at 101.00         N/R          3,131,738
               Florida, Special Assessment Revenue Bonds, Series 2004A,
               6.050%, 5/01/35

        2,190 Meadowwoods Community Development District, Pasco County,       No Opt. Call         N/R          2,197,490
               Florida, Special Assessment Revenue Bonds, Series 2004B,
               5.250%, 5/01/11

          400 Midtown Miami Community Development District, Florida,        5/14 at 100.00         N/R            425,204
               Special Assessment Revenue Bonds, Parking Garage Project,
               Series 2004A, 6.000%, 5/01/24

        3,600 Midtown Miami Community Development District, Florida,        5/14 at 100.00         N/R          3,896,568
               Special Assessment Revenue Bonds, Series 2004B, 6.500%,
               5/01/37

        1,330 Mira Lago West Community Development District, Florida,       5/15 at 101.00         N/R          1,335,293
               Capital Improvement Revenue Bonds, Series 2005, 5.375%,
               5/01/36

        3,492 MMA Financial CDD Junior Securitization Trust, Florida,      11/07 at 100.00         N/R          3,542,564
               Pass-Through Certificates, Class A, Series 2003I, 8.000%,
               11/01/13

        1,770 Oak Creek Community Development District, Pasco County,       5/15 at 102.00         N/R          1,827,118
               Florida, Special Assessment Bonds, Series 2004, 5.800%,
               5/01/35

        3,000 Old Palm Community Development District, Florida, Special     5/15 at 101.00         N/R          3,120,210
               Assessment Bonds, Palm Beach Gardens, Series 2004A,
               5.900%, 5/01/35

        7,230 Orange County, Florida, Tourist Development Tax Revenue      10/15 at 100.00         AAA          7,705,951
               Bonds, Series 2005, 5.000%, 10/01/22 - AMBAC Insured

        3,750 Orchid Grove Community Development District, Florida,         5/15 at 101.00         N/R          3,756,938
               Special Assessment Bonds, Series 2005, 5.450%, 5/01/36

        1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call    Aa1/(3)/          1,206,460
               Water and Electric Revenue Bonds, Series 1989D, 6.750%,
               10/01/17 (ETM)

        4,000 Pine Island Community Development District, Florida,          5/12 at 101.00         N/R          4,093,520
               Special Assessment Bonds, Bella Collina, Series 2004,
               5.750%, 5/01/35

        1,000 Principal One Community Development District, Jacksonville,   5/15 at 101.00         N/R          1,007,250
               Florida, Special Assessment Bonds, Series 2005, 5.650%,
               5/01/35

----
12

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$       3,000 Renaissance Commons Community Development District,           5/15 at 100.00         N/R  $       3,041,880
               Florida, Special Assessment Bonds, Series 2005A, 5.600%,
               5/01/36

        2,500 Reunion East Community Development District, Osceola          5/12 at 101.00         N/R          2,782,925
               County, Florida, Special Assessment Bonds, Series 2002A,
               7.375%, 5/01/33

        2,000 Reunion East Community Development District, Osceola            No Opt. Call         N/R          2,057,060
               County, Florida, Special Assessment Bonds, Series 2005,
               5.800%, 5/01/36

        9,250 Reunion West Community Development District, Florida,         5/12 at 101.00         N/R          9,735,440
               Special Assessment Bonds, Series 2004, 6.250%, 5/01/36

       10,000 Somerset Community Development District, Florida, Capital     5/15 at 101.00         N/R          9,871,300
               Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37

        2,200 South Kendall Community Development District, Florida,        5/14 at 101.00         N/R          2,286,350
               Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35

        1,000 South-Dade Venture Community Development District, Florida,   5/14 at 101.00         N/R          1,055,500
               Special Assessment Revenue Bonds, Series 2004, 6.125%,
               5/01/34

              Stonegate Community Development District, Florida, Special
              Assessment Revenue Bonds, Series 2004:
          485  6.000%, 5/01/24                                              5/14 at 101.00         N/R            515,172
          500  6.125%, 5/01/34                                              5/14 at 101.00         N/R            524,770

        1,555 Summerville Community Development District, Florida,          5/15 at 100.00         N/R          1,561,236
               Special Assessment Bonds, Series 2006, 5.500%, 5/01/36

        3,640 Terracina Community Development District, Florida, Special    5/14 at 101.00         N/R          3,768,274
               Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

        1,655 Valencia Acres Community Development District, Florida,       5/15 at 101.00         N/R          1,707,083
               Special Assessment Bonds, Series 2005, 5.800%, 5/01/35

              Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004:
        3,380  5.000%, 10/01/17 - FSA Insured                              10/14 at 100.00         AAA          3,635,562
        3,550  5.000%, 10/01/18 - FSA Insured                              10/14 at 100.00         AAA          3,806,310
        3,675  5.000%, 10/01/19 - FSA Insured                              10/14 at 100.00         AAA          3,929,237

        2,000 Waters Edge Community Development District, Florida,          5/15 at 101.00         N/R          2,002,180
               Capital Improvement Revenue Bonds, Series 2005, 5.300%,
               5/01/36

              Westchester Community Development District 1, Florida,
               Special Assessment Bonds, Series 2003:
        1,650  6.000%, 5/01/23                                              5/13 at 101.00         N/R          1,735,784
        3,750  6.125%, 5/01/35                                              5/13 at 101.00         N/R          3,928,950

        4,000 Westport Community Development District, Florida, Capital     5/13 at 100.00         N/R          4,054,800
               Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35

        5,525 Westside Community Development District, Florida, Special     5/15 at 100.00         N/R          5,581,963
               Assessment Revenue Bonds, Series 2005, 5.650%, 5/01/37
-------------------------------------------------------------------------------------------------------------------------
      200,972 Total Florida                                                                                   209,275,507
-------------------------------------------------------------------------------------------------------------------------
              Georgia - 1.5%

              Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station
               Project, Series 2001:
        1,650  7.750%, 12/01/14                                            12/11 at 101.00         N/R          1,779,079
        1,400  7.900%, 12/01/24                                            12/11 at 101.00         N/R          1,516,018

        1,000 Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,       No Opt. Call         N/R          1,030,530
               Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)

              Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,
               Series 2005B:
        1,250  5.400%, 1/01/20                                              7/15 at 100.00         N/R          1,272,750
        2,000  5.600%, 1/01/30                                              7/15 at 100.00         N/R          2,046,460

        2,820 Augusta, Georgia, Airport Revenue Bonds, Series 2005A,        1/15 at 100.00        Baa3          2,847,974
               5.150%, 1/01/35

----
13

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Georgia (continued)

              Baldwin County Hospital Authority, Georgia, Revenue Bonds,
              Oconee Regional Medical Center, Series 1998:
$         250  5.350%, 12/01/14                                            12/08 at 102.00         BB+  $         248,333
          390  5.250%, 12/01/22                                            12/08 at 102.00         BB+            363,975
           50  5.375%, 12/01/28                                            12/08 at 102.00         BB+             46,726

        3,150 Brunswick and Glynn County Development Authority, Georgia,    3/08 at 102.00          B2          3,031,843
               Revenue Refunding Bonds, Georgia Pacific Corporation,
               Series 1998, 5.550%, 3/01/26 (DD1, Settling 2/01/06)
               (Alternative Minimum Tax)

        2,000 Coffee County Hospital Authority, Georgia, Revenue Bonds,    12/14 at 100.00        BBB+          1,996,020
               Coffee County Regional Medical Center, Series 2004,
               5.000%, 12/01/26

        3,980 DeKalb County Development Authority, Georgia, Pollution      12/12 at 101.00          B1          3,267,262
               Control Revenue Refunding Bonds, General Motors
               Corporation Projects, Series 2002, 6.000%, 3/15/21

        9,410 Effingham County Development Authority, Georgia, Solid        7/08 at 102.00          B1          9,208,250
               Waste Disposal Revenue Bonds, Ft. James Project, Series
               1998, 5.625%, 7/01/18 (DD1, Settling 2/02/06) (Alternative
               Minimum Tax)

          885 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00          B2            925,356
               Pollution Control Revenue Refunding Bonds, Georgia-Pacific
               Project, Series 2001, 6.500%, 6/01/31

        8,060 Fulton County Development Authority, Georgia, Local           9/15 at 100.00         BBB          8,045,734
               District Cooling Authority Revenue Bonds, Maxon Atlantic
               Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put
               3/01/15) (Alternative Minimum Tax)

          900 Fulton County Residential Care Facilities Authority,          2/09 at 100.00         N/R            924,066
               Georgia, Revenue Bonds, Canterbury Court, Series 2004A,
               6.125%, 2/15/34

        1,465 Fulton County Residential Care Facilities Authority,         12/13 at 102.00         N/R          1,617,624
               Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003,
               7.625%, 12/01/33

        1,000 Richmond County Development Authority, Georgia,              11/13 at 100.00         BBB          1,029,160
               Environmental Improvement Revenue Bonds, International
               Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative
               Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       41,660 Total Georgia                                                                                    41,197,160
-------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.1%

        3,605 Power County Industrial Development Corporation, Idaho,       8/09 at 102.00        BBB-          3,785,502
               Solid Waste Disposal Revenue Bonds, FMC Corporation,
               Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
              Illinois - 5.8%

        7,850 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series        1/15 at 102.00         N/R          7,025,122
               2005, 0.000%, 1/01/24

        2,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service     3/15 at 102.00         N/R          1,833,140
               Area 1, Forest City Project, Series 2005, 0.000%, 3/01/27

        4,088 Bolingbrook, Will and DuPage Counties, Illinois, Wastewater   1/15 at 102.00         N/R          4,112,761
               Facilities Revenue Bonds, Crossroads Treatment LLC, Series
               2005, 6.600%, 1/01/35

        8,250 Caseyville, Illinois, Tax Increment Revenue Bonds, Forest    12/14 at 100.00         N/R          8,670,338
               Lakes Project, Series 2004, 7.000%, 12/30/22

        1,380 Chicago, Illinois, Tax Increment Allocation Bonds,            1/09 at 100.00         N/R          1,465,684
               Irving/Cicero Redevelopment Project, Series 1998,
               7.000%, 1/01/14

        4,205 Gilberts, Illinois, Special Tax Bonds, Special Service Area   3/15 at 100.00         AAA          4,169,089
               9, Big Timber Project, Series 2005, 4.750%, 3/01/30 - AGC
               Insured

          790 Illinois Development Finance Authority, Environmental         6/12 at 100.00         Ba1            894,335
               Services Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum
               Tax)

        1,000 Illinois Development Finance Authority, Revenue Bonds,       12/12 at 100.00         BBB          1,059,320
               Chicago Charter School Foundation, Series 2002A, 6.125%,
               12/01/22

        1,000 Illinois Educational Facilities Authority, Student Housing    5/12 at 101.00        Baa3          1,026,870
               Revenue Bonds, Educational Advancement Foundation Fund,
               University Center Project, Series 2002, 6.250%, 5/01/34

        9,000 Illinois Finance Authority, Guaranteed Solid Waste Revenue    8/15 at 101.00         BBB          8,914,500
               Bonds, Waste Management Inc. Project, Series 2005, 5.050%,
               8/01/29 (Alternative Minimum Tax)

        3,000 Illinois Finance Authority, Revenue Bonds, Friendship         2/15 at 100.00         N/R          3,021,030
               Village of Schaumburg, Series 2005A, 5.625%, 2/15/37

----
14

    Principal                                                                   Optional Call
 Amount (000)    Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------------
                 Illinois (continued)

$      10,750    Illinois Finance Authority, Revenue Bonds, Rogers Park       11/14 at 102.00         N/R  $      11,266,645
                  Montessori School, Series 2004, 7.125%, 11/01/34

        4,020    Illinois Health Facilities Authority, Revenue Bonds,          5/12 at 100.00        Baa2          4,123,716
                  Condell Medical Center, Series 2002, 5.500%, 5/15/32

                 Illinois Health Facilities Authority, Revenue Bonds, Holy
                 Cross Hospital, Series 1994:
        3,285     6.700%, 3/01/14                                              3/06 at 100.00          B2          3,285,197
        5,750     6.750%, 3/01/24                                              3/06 at 100.00          B2          5,749,540

                 Illinois Health Facilities Authority, Revenue Bonds,
                 Midwest Physicians Group Ltd., Series 1998:
           85     5.375%, 11/15/08                                               No Opt. Call         BB+             85,189
        1,750     5.500%, 11/15/19                                            11/08 at 102.00         N/R          1,630,318

        2,600    Illinois Health Facilities Authority, Revenue Bonds, Smith      No Opt. Call         N/R          2,774,564
                  Crossing, Series 2003A, 7.000%, 11/15/32

        2,770    Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00        BBB-          2,775,734
                  Victory Health Services, Series 1997A, 5.750%, 8/15/27

                 Illinois Health Facilities Authority, Revenue Refunding
                 Bonds, Proctor Community Hospital, Series 1991:
          250     7.500%, 1/01/11                                              7/06 at 100.00        BBB-            250,233
        1,025     7.375%, 1/01/23                                              7/06 at 100.00        BBB-          1,025,646

          300    Libertyville, Illinois, Affordable Housing Revenue Bonds,    11/09 at 100.00          A3            309,651
                  Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
                  (Alternative Minimum Tax)

       18,000    Lombard Public Facilities Corporation, Illinois, First Tier   1/16 at 100.00         N/R         18,905,400
                  Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                  7.125%, 1/01/36

        4,000    Lombard Public Facilities Corporation, Illinois, First Tier   1/16 at 100.00           A          4,239,760
                  Conference Center and Hotel Revenue Bonds, Series 2005A-2,
                  5.500%, 1/01/36 - ACA Insured

       10,692    Lombard Public Facilities Corporation, Illinois, Third Tier   4/06 at 100.00         N/R         10,679,186
                  Conference Center and Hotel Revenue Bonds, Series 2005C-3,
                  4.000%, 1/01/36

        3,495    Minooka, Illinois, Special Assessment Bonds, Lakewood         3/13 at 102.00         N/R          3,722,804
                  Trails Project, Series 2003, 6.625%, 3/01/33

        2,925    Minooka, Illinois, Special Assessment Bonds, Lakewood         3/14 at 103.00         N/R          3,075,813
                  Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34

                 North Chicago, Illinois, General Obligation Bonds, Series
                 2005A:
        2,355     5.000%, 11/01/20 - FGIC Insured                             11/15 at 100.00         AAA          2,513,044
        1,060     5.000%, 11/01/22 - FGIC Insured                             11/15 at 100.00         AAA          1,123,282

        6,000    Pingree Grove Village, Illinois, Tax Assessment Bonds,        3/15 at 102.00         N/R          6,123,780
                  Special Service Area 2 - Cambridge Lakes Project, Series
                  2005-2, 6.000%, 3/01/35

        2,060    Plano Special Service Area 1, Illinois, Special Tax Bonds,    3/14 at 102.00         N/R          2,134,057
                  Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34

        3,315    Plano Special Service Area 3, Illionis, Special Tax Bonds,    3/15 at 102.00         N/R          3,388,494
                  Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35

                 Robbins, Illinois, Resource Recovery Revenue Bonds,
                 Restructuring Project Guaranteed by Foster Wheeler Ltd.,
                 Series 1999C:
            -     7.250%, 10/15/09 (Alternative Minimum Tax)                     No Opt. Call         N/R                  1
            -     7.250%, 10/15/24 (Alternative Minimum Tax)                     No Opt. Call         N/R                197

        3,570    Round Lake Village, Lake County, Illinois, Lakewood Grove     3/13 at 102.00         N/R          3,834,002
                  Special Service Area 3 Special Tax Bonds, Series 2003,
                  6.750%, 3/01/33

        2,100    Round Lake, Lake County, Illinois, Special Tax Bonds,         3/13 at 102.00         N/R          2,247,924
                  Lakewood Grove Special Service Area 1, Series 2003,
                  6.700%, 3/01/33

        3,695    Waukegan, Illinois, Special Assessment Improvement Bonds,     3/15 at 102.00         N/R          3,635,400
                  Fountain Square, Series 2005, 6.125%, 3/01/30

        6,335    Wheeling, Illinois, Tax Increment Revenue Bonds, North        1/13 at 102.00         N/R          6,198,101
                  Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%,
                  1/01/25

        3,180    Wonder Lake Village, McHenry County, Illinois, Special Tax    3/14 at 102.00         N/R          3,414,271
                  Bonds, Special Service Area 1 - Woods Creek, Series 2004,
                  6.750%, 3/01/34

----
15

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$       4,000 Yorkville, Illinois, Special Service Area 2004-104            3/14 at 102.00         N/R  $       4,175,040
               Assessment Bonds, MPI Grande Reserve Project, Series 2004,
               6.375%, 3/01/34
-------------------------------------------------------------------------------------------------------------------------
      151,930 Total Illinois                                                                                  154,879,178
-------------------------------------------------------------------------------------------------------------------------
              Indiana - 1.2%

        3,000 Carmel Redevelopment District, Indiana, Tax Increment         7/12 at 103.00         N/R          3,012,360
               Revenue Bonds, Series 2004A, 6.650%, 7/15/14

        2,420 East Chicago, Indiana, Exempt Facilities Revenue Bonds,         No Opt. Call         N/R          2,565,152
               Inland Steel Company Project 14, Series 1996, 6.700%,
               11/01/12 (Alternative Minimum Tax)

        2,000 Fort Wayne, Indiana, Pollution Control Revenue Bonds,        12/12 at 101.00           B          1,630,380
               General Motors Corporation Project, Series 2002, 6.200%,
               10/15/25

        2,000 Indiana Health Facility Financing Authority, Hospital         3/14 at 101.00        BBB-          2,119,640
               Revenue Bonds, Community Foundation of Northwest Indiana,
               Series 2004A, 6.000%, 3/01/34

          590 Jasper County, Indiana, Economic Development Revenue Bonds,  12/07 at 102.00          B2            573,698
               Georgia Pacific Corporation Project, Series 1997, 5.625%,
               12/01/27 (Alternative Minimum Tax)

          695 Jasper County, Indiana, Economic Development Revenue Bonds,   4/09 at 102.00          B2            667,096
               Georgia Pacific Corporation Project, Series 1999, 5.600%,
               4/01/29 (Alternative Minimum Tax)

           75 Jasper County, Indiana, Economic Development Revenue          4/10 at 101.00          B2             77,462
               Refunding Bonds, Georgia Pacific Corporation Project,
               Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)

        1,750 Petersburg, Indiana, Pollution Control Revenue Bonds,         8/11 at 102.00        Baa3          1,864,380
               Indiana Power and Light Company, Series 1996, 6.375%,
               11/01/29 (Alternative Minimum Tax)

          890 Petersburg, Indiana, Pollution Control Revenue Refunding      8/11 at 102.00        Baa2            927,229
               Bonds, Indianapolis Power and Light Company, Series 1991,
               5.750%, 8/01/21

          750 Petersburg, Indiana, Pollution Control Revenue Refunding     12/24 at 100.00           A            759,225
               Bonds, Indianapolis Power and Light Company, Series 1995A,
               6.625%, 12/01/24 - ACA Insured

        3,810 Portage, Indiana, Special Improvement District Revenue        3/15 at 102.00         N/R          3,835,298
               Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35

              St. Joseph County Hospital Authority, Indiana, Revenue
              Bonds, Madison Center Inc., Series 2005:
        3,065  5.250%, 2/15/23                                              2/15 at 100.00         BBB          3,116,768
        2,500  5.375%, 2/15/34                                              2/15 at 100.00         BBB          2,524,900

        2,155 St. Joseph County, Indiana, Economic Development Revenue      7/15 at 103.00         N/R          2,293,933
               Bonds, Chicago Trail Village Apartments, Series 2005A,
               7.500%, 7/01/35

        5,450 Whitley County, Indiana, Solid Waste and Sewerage Disposal   11/10 at 102.00         N/R          5,915,866
               Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
               11/01/18 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       31,150 Total Indiana                                                                                    31,883,387
-------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.5%

       10,000 Iowa Tobacco Settlement Authority, Asset Backed Settlement    6/15 at 100.00         BBB          9,981,700
               Revenue Bonds, Series 2005C, 5.625%, 6/01/46

        4,500 Iowa Tobacco Settlement Authority, Tobacco Asset-Backed       6/17 at 100.00         BBB          4,122,495
               Revenue Bonds, Series 2005B, 0.000%, 6/01/34
-------------------------------------------------------------------------------------------------------------------------
       14,500 Total Iowa                                                                                       14,104,195
-------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.8%

        3,200 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00         N/R          3,468,672
               Revenue Bonds, Overland Park Convention Center, Series
               2001A, 7.375%, 1/01/32

        5,445 Wyandotte County-Kansas City Unified Government, Kansas,      3/12 at 101.00           B          4,350,174
               Pollution Control Revenue Bonds, General Motors
               Corporation, Series 2002, 6.000%, 6/01/25

              Wyandotte County-Kansas City Unified Government, Kansas,
              Sales Tax Special Obligation Bonds, Redevelopment Project
              Area B, Series 2005:
        4,000  4.750%, 12/01/16                                            12/15 at 100.00         N/R          4,089,680
       10,000  5.000%, 12/01/20                                            12/15 at 100.00         N/R         10,301,000
-------------------------------------------------------------------------------------------------------------------------
       22,645 Total Kansas                                                                                     22,209,526
-------------------------------------------------------------------------------------------------------------------------

----
16

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.4%

              Kentucky Economic Development Finance Authority, Hospital
              System Revenue Refunding and Improvement Bonds, Appalachian
              Regional Healthcare Inc., Series 1997:
$         500  5.800%, 10/01/12                                             4/08 at 102.00         BB-  $         502,890
        1,000  5.850%, 10/01/17                                             4/08 at 102.00         BB-            997,400
        6,340  5.875%, 10/01/22                                             4/08 at 102.00         BB-          6,269,753

        2,190 Rockcastle County, Kentucky, First Mortgage Revenue Bonds,    6/15 at 100.00        BBB-          2,200,753
               Rockcastle Hospital and Respiratory Care Center Inc.
               Project, Series 2005, 5.550%, 6/01/30
-------------------------------------------------------------------------------------------------------------------------
       10,030 Total Kentucky                                                                                    9,970,796
-------------------------------------------------------------------------------------------------------------------------
              Louisiana - 2.6%

        2,595 Carter Plantation Community Development District,             5/16 at 100.00         N/R          2,540,116
               Livingston Parish, Louisiana, Special Assessment Bonds,
               Series 2004, 5.500%, 5/01/16

       15,000 Carter Plantation Community Development District,             5/06 at 100.00         N/R         14,998,800
               Livingston Parish, Louisiana, Special Assessment Bonds,
               Series 2005A, 5.900%, 5/01/17

        1,770 Carter Plantation Community Development District,             5/06 at 100.00         N/R          1,769,858
               Livingston Parish, Louisiana, Special Assessment Bonds,
               Series 2005B, 5.900%, 5/01/17

          760 East Baton Rouge Parish, Louisiana, Revenue Refunding         3/08 at 102.00          B2            756,884
               Bonds, Georgia Pacific Corporation Project, Series 1998,
               5.350%, 9/01/11 (Alternative Minimum Tax)

       12,180 Greystone Community Development District, Louisiana,          9/06 at 100.00         N/R         12,079,759
               Special Assessment Bonds, Livingston Parish, Series 2005,
               5.950%, 9/01/20

       16,250 Hodge, Louisiana, Combined Utility System Revenue Bonds,        No Opt. Call        CCC+         17,922,613
               Smurfit-Stone Container Corporation, Series 2003, 7.450%,
               3/01/24 (Alternative Minimum Tax)

        3,400 Morehouse Parish, Louisiana, Pollution Control Revenue          No Opt. Call         BBB          3,528,860
               Refunding Bonds, International Paper Company, Series
               2001A, 5.250%, 11/15/13

              Ouachita Parish Industrial Development Authority,
              Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks
              Project, Series 2004A:
          880  8.250%, 3/01/19 (Alternative Minimum Tax)                    3/10 at 102.00         N/R            915,314
          800  8.500%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 102.00         N/R            830,456

        5,445 St. James Parish, Louisiana, Solid Waste Disposal Revenue    10/22 at 100.00         N/R          5,450,826
               Bonds, Freeport McMoran Project, Series 1992, 7.700%,
               10/01/22 (Alternative Minimum Tax)

        8,335 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB          8,730,579
               Tobacco Settlement Asset-Backed Bonds, Series 2001B,
               5.875%, 5/15/39

          145 West Feliciana Parish, Louisiana, Pollution Control Revenue  11/15 at 100.00        BBB-            146,727
               Bonds, Gulf States Utilities Company, Series 1985C,
               7.000%, 11/01/15
-------------------------------------------------------------------------------------------------------------------------
       67,560 Total Louisiana                                                                                  69,670,792
-------------------------------------------------------------------------------------------------------------------------
              Maine - 0.1%

        1,375 Bucksport, Maine, Solid Waste Revenue Bonds, International      No Opt. Call         BBB          1,296,336
               Paper Company, Series 2004A, 4.000%, 3/01/14

        2,000 Jay, Maine, Solid Waste Disposal Revenue Bonds,              11/14 at 100.00         BBB          2,001,260
               International Paper Company, Series 2004A,
               4.900%, 11/01/17 (Alternative Minimum Tax)

          145 Maine Finance Authority, Solid Waste Recycling Facilities    10/22 at 100.00         Ba3            147,248
               Revenue Bonds, Bowater Inc. - Great Northern Paper, Series
               1992, 7.750%, 10/01/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
        3,520 Total Maine                                                                                       3,444,844
-------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.7%

          500 Baltimore, Maryland, Special Obligation Bonds, North Locust   9/15 at 101.00         N/R            507,390
               Point Project, Series 2005, 5.500%, 9/01/34

        4,000 Baltimore, Maryland, Subordinate Lien Convention Center       9/16 at 100.00         Ba1          4,164,520
               Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39 (WI/DD,
               Settling 2/08/06)

        3,350 Maryland Energy Financing Administration, Revenue Bonds,      9/07 at 100.00         N/R          3,396,766
               AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
               (Alternative Minimum Tax)

----
17

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Maryland (continued)

              Maryland Health and Higher Educational Facilities
              Authority, Revenue Bonds, Collington Episcopal Life Care
              Community Inc., Series 2001A:
$          25  6.750%, 4/01/20                                              4/09 at 100.00         N/R  $          22,617
          300  6.750%, 4/01/23                                              4/11 at 101.00         N/R            272,637

              Maryland Industrial Development Financing Authority,
              Revenue Bonds, Our Lady of Good Counsel High School, Series
              2005A:
          420  5.500%, 5/01/20                                              5/15 at 100.00         N/R            429,278
          250  6.000%, 5/01/35                                              5/15 at 100.00         N/R            260,323

           60 Prince George's County, Maryland, Revenue Bonds, Collington   4/06 at 100.00         N/R             54,974
               Episcopal Life Care Community Inc., Series 1994A, 5.625%,
               4/01/09

           10 Prince George's County, Maryland, Revenue Bonds, Collington   4/16 at 100.00         N/R             10,000
               Episcopal Life Care Community Inc., Series 1994B, 8.000%,
               4/01/16

              Prince George's County, Maryland, Revenue Bonds, Dimensions
              Health Corporation, Series 1994:
           45  5.100%, 7/01/06                                              7/06 at 100.00          B3             44,587
        2,150  5.200%, 7/01/07                                              7/06 at 100.00          B3          2,089,005
        2,230  5.300%, 7/01/08                                              7/06 at 100.00          B3          2,130,676
        5,350  5.375%, 7/01/14                                              7/06 at 100.00          B3          4,825,807
       18,020  5.300%, 7/01/24                                              7/06 at 100.00          B3         14,989,036

              Prince George's County, Maryland, Special Obligation Bonds,
              National Harbor Project, Series 2005:
        1,900  4.700%, 7/01/15                                                No Opt. Call         N/R          1,939,824
        8,750  5.200%, 7/01/34                                              7/15 at 100.00         N/R          8,824,200

        1,800 Prince George's County, Maryland, Special Tax District        7/13 at 100.00         N/R          1,819,188
               Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35
-------------------------------------------------------------------------------------------------------------------------
       49,160 Total Maryland                                                                                   45,780,828
-------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.9%

       12,705 Boston Industrial Development Financing Authority,            9/12 at 102.00         Ba3         12,738,795
               Massachusetts, Senior Revenue Bonds, Crosstown Center
               Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
               Tax)

        4,250 Boston Industrial Development Financing Authority,            9/12 at 102.00         N/R          4,216,213
               Massachusetts, Subordinate Revenue Bonds, Crosstown Center
               Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum
               Tax)

        1,160 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call         N/R          1,275,756
               Resource Recovery Revenue Bonds, Eco/Springfield LLC,
               Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

          870 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00         BBB            879,161
               Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
               5.300%, 12/01/14 (Alternative Minimum Tax)

        1,000 Massachusetts Development Finance Agency, Resource Recovery  12/09 at 102.00         BBB          1,076,190
               Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
               6.700%, 12/01/14 (Alternative Minimum Tax)

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Caritas Christi Obligated Group, Series
              1999A:
          270  5.700%, 7/01/15                                              1/09 at 101.00         BBB            279,177
        1,475  5.625%, 7/01/20                                              1/09 at 101.00         BBB          1,512,642

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Caritas Christi Obligated Group, Series
              2002B:
          160  6.500%, 7/01/12                                                No Opt. Call         BBB            175,880
          165  6.250%, 7/01/22                                              7/12 at 101.00         BBB            177,915

        5,000 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00        BBB-          4,965,750
               Revenue Bonds, Milton Hospital Project, Series 2005D,
               5.250%, 7/01/30

          870 Massachusetts Health and Educational Facilities Authority,    7/14 at 100.00         BB-            915,605
               Revenue Bonds, Northern Berkshire Community Services Inc.,
               Series 2004A, 6.375%, 7/01/34

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Northern Berkshire Community Services Inc.,
              Series 2004B:
        2,425  6.250%, 7/01/24                                              7/14 at 100.00         BB-          2,560,291
        5,650  6.375%, 7/01/34                                              7/14 at 100.00         BB-          5,946,173

----
18

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)

$       2,740 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00         BBB  $       2,717,642
               Revenue Bonds, UMass Memorial Health Care, Series 2005D,
               5.000%, 7/01/33

       10,070 Massachusetts Water Resources Authority, General Revenue     12/14 at 100.00         AAA         10,793,227
               Bonds, Series 2004B, 5.000%, 12/01/18 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
       48,810 Total Massachusetts                                                                              50,230,417
-------------------------------------------------------------------------------------------------------------------------
              Michigan - 5.3%

          500 Allegan Hospital Finance Authority, Michigan, Revenue        11/09 at 101.00         N/R            530,740
               Bonds, Allegan General Hospital, Series 1999, 7.000%,
               11/15/21

        1,050 Chandler Park Academy, Michigan, Public School Academy       11/15 at 100.00        BBB-          1,050,714
               Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30

        1,280 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00         N/R          1,284,672
               Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29

          915 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00         N/R            943,978
               Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29

              Detroit Community High School, Michigan, Public School
              Academy Revenue Bonds, Series 2005:
        1,200  5.650%, 11/01/25                                            11/15 at 100.00          BB          1,183,728
          500  5.750%, 11/01/30                                            11/15 at 100.00          BB            495,710
        2,425  5.750%, 11/01/35                                            11/15 at 100.00          BB          2,382,369

        6,315 Detroit Local Development Finance Authority, Michigan, Tax    5/09 at 101.00         BB-          6,041,245
               Increment Bonds, Series 1998A, 5.500%, 5/01/21

              Gaylord Hospital Finance Authority, Michigan, Revenue
              Bonds, Otsego Memorial Hospital, Series 2004:
        1,000  6.200%, 1/01/25                                              1/15 at 100.00         N/R          1,028,600
        1,500  6.500%, 1/01/37                                              1/15 at 100.00         N/R          1,549,860

        3,500 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/15 at 100.00         BBB          3,806,040
               Metropolitan Hospital, Series 2005A, 6.250%, 7/01/40

          500 Michigan Job Development Authority, Pollution Control         4/09 at 100.00           B            457,530
               Revenue Bonds, General Motors Corporation, Series 1984,
               5.550%, 4/01/09

              Michigan Municipal Bond Authority, Public School Academy
              Revenue Bonds, Detroit Academy of Arts and Sciences Charter
              School, Series 2001A:
        1,700  7.500%, 10/01/12                                            10/09 at 102.00         Ba1          1,793,585
        2,900  7.900%, 10/01/21                                            10/09 at 102.00         Ba1          3,139,743
        6,550  8.000%, 10/01/31                                            10/09 at 102.00         Ba1          7,094,763

              Michigan Municipal Bond Authority, Revenue Bonds, YMCA
              Service Learning Academy Charter School, Series 2001:
        1,200  7.250%, 10/01/11                                            10/09 at 102.00         Ba1          1,259,580
          750  7.625%, 10/01/21                                            10/09 at 102.00         Ba1            812,453

              Michigan State Hospital Finance Authority, Hospital Revenue
              Bonds, Detroit Medical Center Obligated Group, Series 1998A:
          260  5.125%, 8/15/18                                              8/08 at 101.00         BB-            251,815
        1,565  5.250%, 8/15/23                                              8/08 at 101.00         BB-          1,504,951
        4,265  5.250%, 8/15/28                                              8/08 at 101.00         BB-          4,032,344

              Michigan State Hospital Finance Authority, Hospital Revenue
              Bonds, Presbyterian Villages of Michigan Obligated Group,
              Series 1997:
          285  6.375%, 1/01/15 (Pre-refunded 1/01/07)                       1/07 at 102.00    N/R/(3)/            298,039
          535  6.375%, 1/01/25 (Pre-refunded 1/01/07)                       1/07 at 102.00    N/R/(3)/            559,476

       18,110 Michigan State Hospital Finance Authority, Hospital Revenue   2/06 at 101.00         BB-         17,535,732
               Refunding Bonds, Detroit Medical Center Obligated Group,
               Series 1993B, 5.500%, 8/15/23

              Michigan State Hospital Finance Authority, Hospital Revenue
              Refunding Bonds, Sinai Hospital, Series 1995:
          790  6.625%, 1/01/16                                              7/06 at 102.00         Ba3            796,636
          505  6.700%, 1/01/26                                              1/08 at 100.00         Ba3            509,914

----
19

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

$       3,090 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         BBB  $       3,001,719
               Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37

       10,275 Michigan State Hospital Finance Authority, Revenue Bonds,    11/15 at 102.00         N/R         10,198,451
               Hills and Dales General Hospital, Series 2005A, 6.750%,
               11/15/38

              Michigan State Hospital Finance Authority, Revenue Bonds,
              Presbyterian Villages of Michigan Obligated Group, Series
              2005:
        2,250  5.250%, 11/15/25                                             5/15 at 100.00         N/R          2,199,713
       11,200  5.500%, 11/15/35                                             5/15 at 100.00         N/R         10,997,728

              Michigan State Hospital Finance Authority, Revenue
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A:
          150  6.375%, 8/15/09                                              8/09 at 100.00         BB-            150,090
        2,345  6.250%, 8/15/13                                              2/06 at 100.00         BB-          2,345,938
        8,320  6.500%, 8/15/18                                              2/06 at 100.00         BB-          8,324,326

              Michigan State Hospital Finance Authority, Revenue
              Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
        1,750  6.000%, 2/01/14                                              2/06 at 100.00        BBB-          1,750,280
        2,050  6.000%, 2/01/24                                              2/06 at 100.00        BBB-          2,050,451

        5,845 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     3/06 at 101.50           B          4,923,536
               Pollution Control Revenue Refunding Bonds, General Motors
               Corporation, Series 1995, 6.200%, 9/01/20

              Midland County Economic Development Corporation, Michigan,
              Subordinated Pollution Control Limited Obligation Revenue
              Refunding Bonds, Midland Cogeneration Project, Series 2000A:
        2,150  6.875%, 7/23/09 (Alternative Minimum Tax)                    7/07 at 101.00         BB-          2,119,685
        2,200  6.750%, 7/23/09                                              7/07 at 101.00         BB-          2,168,958

        2,745 Nataki Talibah Schoolhouse, Wayne County, Michigan,           6/10 at 102.00         N/R          2,921,751
               Certificates of Participation, Series 2000, 8.250%, 6/01/30

              Pontiac Hospital Finance Authority, Michigan, Hospital
              Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
           10  6.000%, 8/01/07                                              2/06 at 100.00         Ba2             10,000
        7,910  6.000%, 8/01/13                                              2/06 at 100.00         Ba2          7,911,819
        4,685  6.000%, 8/01/18                                              2/06 at 100.00         Ba2          4,552,836
        4,275  6.000%, 8/01/23                                              2/06 at 100.00         Ba2          4,040,730

              Summit Academy North Charter School, Michigan, Charter
              School Revenue Bonds, Series 2005:
        4,295  5.350%, 11/01/25                                            11/15 at 100.00         BB+          4,104,560
        2,185  5.500%, 11/01/30                                            11/15 at 100.00         BB+          2,086,806
        5,150  5.500%, 11/01/35                                            11/15 at 100.00         BB+          4,858,819
-------------------------------------------------------------------------------------------------------------------------
      142,980 Total Michigan                                                                                  141,062,413
-------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.8%

        3,250 Duluth Economic Development Authority, Minnesota,             6/12 at 101.00          BB          3,491,280
               Healthcare Facilities Revenue Bonds, St. Luke's Hospital,
               Series 2002, 7.250%, 6/15/32

              Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
              Glencoe Regional Health Services Project, Series 2005:
        1,000  5.000%, 4/01/25                                              4/13 at 101.00         BBB          1,003,950
        1,100  5.000%, 4/01/31                                              4/12 at 101.00         BBB          1,086,734

        1,325 Ramsey, Anoka County, Minnesota, Charter School Lease         6/14 at 102.00         N/R          1,348,996
               Revenue Bonds, PACT Charter School, Series 2004A, 6.750%,
               12/01/33

        1,600 St. Paul Housing and Redevelopment Authority, Minnesota,     12/11 at 102.00         N/R          1,647,808
               Charter School Revenue Bonds, Achieve Charter School,
               Series 2003A, 7.000%, 12/01/32

              St. Paul Housing and Redevelopment Authority, Minnesota,
              Charter School Revenue Bonds, Higher Ground Academy Charter
              School, Series 2004A:
          500  6.625%, 12/01/23                                             6/14 at 102.00         N/R            511,385
        2,120  6.875%, 12/01/33                                             6/14 at 102.00         N/R          2,167,700

----
20

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Minnesota (continued)

$       1,100 St. Paul Housing and Redevelopment Authority, Minnesota,      6/14 at 102.00         N/R  $       1,147,663
               Charter School Revenue Bonds, HOPE Community Academy
               Charter School, Series 2004A, 6.750%, 12/01/33

        2,045 St. Paul Housing and Redevelopment Authority, Minnesota,      6/14 at 102.00         N/R          2,056,370
               Charter School Revenue Bonds, HOPE Community Academy
               Charter School, Series 2005A, 6.250%, 12/01/33

        3,000 St. Paul Housing and Redevelopment Authority, Minnesota,     11/15 at 100.00        Baa3          3,214,140
               Revenue Bonds, Healtheast Inc., Series 2005, 6.000%,
               11/15/35

        1,400 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,      5/15 at 100.00          BB          1,425,340
               HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30

        1,700 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,      5/15 at 100.00         N/R          1,733,643
               HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30
-------------------------------------------------------------------------------------------------------------------------
       20,140 Total Minnesota                                                                                  20,835,009
-------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.1%

        1,460 Mississippi Home Corporation, Multifamily Housing Revenue    11/19 at 101.00         N/R          1,489,148
               Bonds, Tupelo Personal Care Apartments, Series 2004-2,
               6.125%, 9/01/34

        1,000 Perry County, Mississippi, Pollution Control Revenue          3/12 at 100.00     B2/(3)/          1,081,860
               Refunding Bonds, Leaf River Forest Project, Series 1999,
               5.200%, 10/01/12 (ETM)
-------------------------------------------------------------------------------------------------------------------------
        2,460 Total Mississippi                                                                                 2,571,008
-------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.0%

        4,140 Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks     4/16 at 100.00         N/R          4,126,669
               Hospital, Series 2005, 5.750%, 4/01/22

        2,355 Kansas City Industrial Development Authority, Missouri,       2/14 at 102.00         N/R          2,483,395
               Multifamily Housing Revenue Bonds, Pickwick Apartments
               Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum
               Tax)

        8,260 Missouri Development Finance Board, Infrastructure            6/15 at 100.00        BBB+          8,333,018
               Facilities Revenue Bonds, Branson Landing Project, Series
               2005A, 5.000%, 6/01/35

        4,500 Missouri Housing Development Commission, Single Family        9/14 at 100.00         AAA          4,772,880
               Mortgage Revenue Bonds, Homeownership Loan Program, Series
               2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)

              St. Joseph Industrial Development Authority, Missouri, Tax
              Increment Bonds, Shoppes at North Village Project, Series
              2005A:
          500  5.100%, 11/01/19                                            11/14 at 100.00         N/R            492,440
        1,000  5.375%, 11/01/24                                            11/14 at 100.00         N/R            995,240

        1,000 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R            992,010
               Increment Bonds, Shoppes at North Village Project, Series
               2005B, 5.375%, 11/01/23

              St. Louis County Industrial Development Authority,
              Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
              Series 1992:
          250  7.625%, 12/01/09 (Alternative Minimum Tax)                   6/06 at 100.00         N/R            250,327
        3,800  7.875%, 12/01/24 (Alternative Minimum Tax)                   6/06 at 100.00         N/R          3,858,900
-------------------------------------------------------------------------------------------------------------------------
       25,805 Total Missouri                                                                                   26,304,879
-------------------------------------------------------------------------------------------------------------------------
              Montana - 1.6%

        9,810 Montana Board of Investments, Exempt Facility Revenue         7/10 at 101.00          B1         10,180,818
               Bonds, Stillwater Mining Company, Series 2000, 8.000%,
               7/01/20 (Alternative Minimum Tax)

       32,945 Montana Board of Investments, Resource Recovery Revenue         No Opt. Call         N/R         32,948,953
               Bonds, Yellowstone Energy LP, Series 1993, 7.000%,
               12/31/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       42,755 Total Montana                                                                                    43,129,771
-------------------------------------------------------------------------------------------------------------------------
              Nevada - 2.8%

        7,565 Clark County, Nevada, Industrial Development Revenue Bonds,  10/30 at 100.00          B-          7,489,804
               Nevada Power Company Project, Series 1995C, 5.500%,
               10/01/30

        5,325 Clark County, Nevada, Industrial Development Revenue Bonds,  10/30 at 100.00          B-          5,311,847
               Nevada Power Company, Series 1995A, 5.600%, 10/01/30
               (Alternative Minimum Tax)

       14,700 Clark County, Nevada, Industrial Development Revenue Bonds,  11/32 at 100.00          B-         14,700,588
               Nevada Power Company, Series 1997A, 5.900%, 11/01/32
               (Alternative Minimum Tax)

----
21

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Nevada (continued)

$       4,500 Clark County, Nevada, Industrial Development Revenue Bonds,  12/14 at 100.00         AAA  $       4,568,760
               Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33
               - FGIC Insured (Alternative Minimum Tax)

        4,000 Clark County, Nevada, Industrial Development Revenue Bonds,  10/15 at 100.00         AAA          3,999,760
               Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35
               - AMBAC Insured (Alternative Minimum Tax)

        6,785 Clark County, Nevada, Industrial Development Revenue         10/30 at 100.00          B-          6,785,271
               Refunding Bonds, Nevada Power Company, Series 1995B,
               5.900%, 10/01/30 (Alternative Minimum Tax)

        1,300 Clark County, Nevada, Local Improvement Bonds, Mountain's     2/06 at 103.00         N/R          1,353,235
               Edge Special Improvement District 142, Series 2003,
               6.375%, 8/01/23

          585 Clark County, Nevada, Pollution Control Revenue Bonds,       10/23 at 100.00          B-            572,943
               Nevada Power Company, Series 1995D, 5.450%, 10/01/23

       10,200 Director of Nevada State Department of Business and           1/10 at 102.00         N/R         10,676,034
               Industry, Revenue Bonds, Las Vegas Monorail Project,
               Second Tier, Series 2000, 7.375%, 1/01/40

        9,460 Director of Nevada State Department of Business and          11/14 at 100.00         N/R          9,810,115
               Industry, Revenue Bonds, Las Ventanas Retirement
               Community, Series 2004A, 7.000%, 11/15/34

        4,200 Director of Nevada State Department of Business and          11/14 at 100.00         N/R          4,325,538
               Industry, Revenue Bonds, Las Ventanas Retirement
               Community, Series 2004B, 6.750%, 11/15/23

        1,400 Henderson Local Improvement Districts T-17, Nevada, Limited   3/06 at 103.00         N/R          1,408,148
               Obligation Improvement Bonds, Madeira Canyon Project,
               Series 2005, 5.000%, 9/01/25

        1,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00           A          1,117,460
               2002A, 6.625%, 11/01/17 - ACA Insured

        3,200 Las Vegas, Nevada, Local Improvement Bonds, District 607,    12/16 at 100.00         N/R          3,317,056
               Series 2004, 6.250%, 6/01/24

          445 North Las Vegas, Nevada, Local Improvement Bonds, Aliante     6/15 at 100.00         N/R            461,509
               Special Improvement District 60, Series 2003, 6.400%,
               12/01/22
-------------------------------------------------------------------------------------------------------------------------
       74,665 Total Nevada                                                                                     75,898,068
-------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.1%

        1,500 New Hampshire Health and Education Facilities Authority,     10/11 at 101.00          A+          1,592,055
               Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%,
               10/01/31

          540 New Hampshire Higher Educational and Health Facilities          No Opt. Call          BB            547,128
               Authority, Revenue Bonds, Littleton Hospital Association,
               Series 1998A, 5.450%, 5/01/08

        1,000 New Hampshire Higher Educational and Health Facilities        5/08 at 102.00          BB          1,039,900
               Authority, Revenue Bonds, Littleton Hospital Association,
               Series 1998B, 5.800%, 5/01/18
-------------------------------------------------------------------------------------------------------------------------
        3,040 Total New Hampshire                                                                               3,179,083
-------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.9%

        1,000 New Jersey Economic Development Authority, Economic          11/08 at 101.00         N/R          1,014,510
               Development Revenue Bonds, Glimcher Properties LP, Series
               1998, 6.000%, 11/01/28 (Alternative Minimum Tax)

        2,155 New Jersey Economic Development Authority, Industrial         4/06 at 102.00         Ba3          2,209,328
               Development Revenue Refunding Bonds, Newark Airport
               Marriott Hotel, Series 1996, 7.000%, 10/01/14

        7,910 New Jersey Economic Development Authority, School Facility   12/15 at 100.00         AAA          8,720,380
               Construction Bonds, Series 2005K, 5.250%, 12/15/17 - FGIC
               Insured

              New Jersey Economic Development Authority, Special
              Facilities Revenue Bonds, Continental Airlines Inc., Series
              1999:
        5,610  6.250%, 9/15/19 (Alternative Minimum Tax)                    9/09 at 101.00           B          5,300,160
          530  6.400%, 9/15/23 (Alternative Minimum Tax)                    9/09 at 101.00           B            505,233
       11,290  6.250%, 9/15/29 (Alternative Minimum Tax)                    9/09 at 101.00           B         10,479,152

              New Jersey Economic Development Authority, Special
              Facilities Revenue Bonds, Continental Airlines Inc., Series
              2000:
        1,500  7.200%, 11/15/30 (Alternative Minimum Tax)                  11/10 at 101.00           B          1,504,680
        1,285  7.000%, 11/15/30 (Alternative Minimum Tax)                  11/10 at 101.00           B          1,272,882

        2,000 New Jersey Economic Development Authority, Special            6/13 at 101.00           B          2,186,440
               Facilities Revenue Bonds, Continental Airlines Inc.,
               Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)

----
22

    Principal                                                               Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              New Jersey (continued)

$       1,000 New Jersey Health Care Facilities Financing Authority,       7/15 at 100.00         Baa3  $       1,039,810
               Revenue Bonds, Children's Specialized Hospital, Series
               2005A, 5.500%, 7/01/30

        4,490 Tobacco Settlement Financing Corporation, New Jersey,        6/12 at 100.00          BBB          4,777,225
               Tobacco Settlement Asset-Backed Bonds, Series 2002,
               6.125%, 6/01/42

              Tobacco Settlement Financing Corporation, New Jersey,
              Tobacco Settlement Asset-Backed Bonds, Series 2003:
        1,600  6.375%, 6/01/32                                             6/13 at 100.00          BBB          1,756,704
        5,220  6.750%, 6/01/39                                             6/13 at 100.00          BBB          5,864,827
        3,410  7.000%, 6/01/41                                             6/13 at 100.00          BBB          3,897,153
        1,255  6.250%, 6/01/43                                             6/13 at 100.00          BBB          1,359,429
-------------------------------------------------------------------------------------------------------------------------
       50,255 Total New Jersey                                                                                 51,887,913
-------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.2%

              Cabezon Public Improvement District, Rio Rancho, New
              Mexico, Special Levy Revenue Bonds, Series 2005:
        1,505  6.000%, 9/01/24                                             9/15 at 102.00          N/R          1,544,732
        1,490  6.300%, 9/01/34                                             9/15 at 102.00          N/R          1,527,459
-------------------------------------------------------------------------------------------------------------------------
        2,995 Total New Mexico                                                                                  3,072,191
-------------------------------------------------------------------------------------------------------------------------
              New York - 5.0%

              Dormitory Authority of the State of New York, Revenue
              Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
        2,205  5.750%, 7/01/15                                             7/11 at 101.00          Ba2          2,269,121
          250  5.750%, 7/01/16                                             7/11 at 101.00          Ba2            256,450
        2,795  5.375%, 7/01/20                                             7/11 at 101.00          Ba2          2,756,289
       15,415  5.500%, 7/01/30                                             7/11 at 101.00          Ba2         14,921,720

          500 Dormitory Authority of the State of New York, Revenue        7/09 at 101.00           AA            539,545
               Bonds, Marymount Manhattan College, Series 1999, 6.125%,
               7/01/21 - RAAI Insured

        4,170 Dormitory Authority of the State of New York, Revenue        7/08 at 100.00          Ba1          4,221,917
               Bonds, Mount Sinai NYU Health Obligated Group, Series
               2000A, 5.500%, 7/01/26

              Dormitory Authority of the State of New York, Revenue
              Bonds, Mount Sinai NYU Health, Series 2000C:
        4,000  5.000%, 7/01/13                                             7/08 at 100.00          Ba1          4,034,680
        2,625  5.500%, 7/01/26                                             7/08 at 100.00          Ba1          2,653,508

              Dormitory Authority of the State of New York, Revenue
              Bonds, Nyack Hospital, Series 1996:
          445  6.000%, 7/01/06                                             7/06 at 102.00           B2            444,764
        3,050  6.250%, 7/01/13                                             7/06 at 102.00           B2          3,007,941

       62,000 Erie County Tobacco Asset Securitization Corporation, New      6/15 at 7.17          N/R          2,366,540
               York, Settlement Backed Bonds, 3rd Subordinate Series
               2005D, 0.000%, 6/01/55

        5,000 Liberty Development Corporation, New York, Goldman Sachs       No Opt. Call          Aa3          5,553,300
               Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

       12,900 New York City Industrial Development Agency, New York,       8/16 at 101.00           B-         13,437,285
               American Airlines-JFK International Airport Special
               Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31
               (Alternative Minimum Tax)

        1,305 New York City Industrial Development Agency, New York,       7/12 at 100.00           B2          1,326,506
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2001A, 6.375%, 7/01/31

        1,315 New York City Industrial Development Agency, New York,       7/12 at 100.00           B2          1,336,671
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2001B, 6.375%, 7/01/31

        1,075 New York City Industrial Development Agency, New York,       7/12 at 101.00           B2          1,099,413
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2002C, 6.450%, 7/01/32

              New York City Industrial Development Agency, New York,
              Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
       18,000  6.250%, 3/01/15                                             3/09 at 103.00          N/R         18,792,900
       19,000  6.500%, 3/01/35                                             3/09 at 103.00          N/R         20,010,040

----
23

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              New York (continued)

$       9,000 New York City Industrial Development Agency, New York,        3/09 at 103.00         N/R  $       9,617,310
               Liberty Revenue Bonds, 7 World Trade Center, Series 2005B,
               6.750%, 3/01/15

        6,500 New York City Industrial Development Agency, New York,        9/15 at 100.00        BBB-          6,444,165
               Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
               5.000%, 9/01/35

        1,650 New York City Industrial Development Agency, New York,        8/07 at 102.00         CCC          1,204,104
               Special Facilities Revenue Bonds, American Airlines Inc.,
               Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)

        1,700 New York City Industrial Development Agency, New York,        8/06 at 100.00         CCC          1,407,566
               Special Facilities Revenue Bonds, American Airlines Inc.,
               Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

        1,250 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3          1,314,013
               Solid Waste Disposal Facility Revenue Bonds, American
               Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
               11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)

        1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3          1,579,740
               Solid Waste Disposal Facility Revenue Bonds, American
               Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%,
               11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)

        1,850 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3          1,948,050
               Solid Waste Disposal Facility Revenue Refunding Bonds,
               American Ref-Fuel Company of Niagara LP, Series 2001B,
               5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative
               Minimum Tax)

        1,070 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3          1,119,723
               Solid Waste Disposal Facility Revenue Refunding Bonds,
               American Ref-Fuel Company of Niagara LP, Series 2001D,
               5.550%, 11/15/24 (Mandatory put 11/15/15)

        2,500 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00         N/R          2,524,125
               Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
               (Alternative Minimum Tax)

          100 Suffolk County Industrial Development Agency, New York,       1/09 at 101.00         N/R             93,069
               Revenue Bonds, Nissequogue Cogeneration Partners Facility,
               Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

        5,000 Westchester Tobacco Asset Securitization Corporation, New     6/15 at 100.00         BBB          4,916,500
               York, Tobacco Settlement Asset-Backed Refunding Bonds,
               Series 2005, 5.125%, 6/01/45

          500 Yonkers Industrial Development Agency, New York, Revenue      3/08 at 102.00         N/R            460,480
               Bonds, St. Joseph's Hospital - Yonkers Project, Series
               1998A, 6.150%, 3/01/15

              Yonkers Industrial Development Agency, New York, Revenue
              Bonds, St. Joseph's Hospital - Yonkers Project, Series
              1998C:
          750  6.150%, 3/01/15                                              3/08 at 102.00         N/R            690,720
          800  6.200%, 3/01/20                                              3/08 at 102.00         N/R            716,440
-------------------------------------------------------------------------------------------------------------------------
      190,220 Total New York                                                                                  133,064,595
-------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.6%

        5,000 Gaston County Industrial Facilities and Pollution Control     8/15 at 100.00         N/R          5,248,150
               Financing Authority, North Carolina, National Gypsum
               Company Project Exempt Facilities Revenue Bonds, Series
               2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        5,500 North Carolina Capital Facilities Finance Agency, Solid       7/12 at 106.00         N/R          5,614,565
               Waste Facilities Revenue Bonds, Liberty Tire Services of
               North Carolina LLC, Series 2004A, 6.750%, 7/01/29

        2,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         AAA          2,403,060
               Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 -
               FGIC Insured

              North Carolina Medical Care Commission, Revenue Bonds,
              United Methodist Retirement Homes Inc., Series 2005C:
          750  5.250%, 10/01/24                                            10/15 at 100.00         N/R            767,070
        1,600  5.500%, 10/01/32                                            10/15 at 100.00         N/R          1,643,328
-------------------------------------------------------------------------------------------------------------------------
       14,850 Total North Carolina                                                                             15,676,173
-------------------------------------------------------------------------------------------------------------------------
              North Dakota - 0.2%

              Fort Yates Public School District 4 Building Authority,
              North Dakota, Lease Revenue Bonds, Series 2005:
        1,705  5.000%, 7/15/20 - ACA Insured                                7/15 at 100.00           A          1,790,813
        2,410  5.000%, 7/15/24 - ACA Insured                                7/15 at 100.00           A          2,487,867

----
24

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------
              North Dakota (continued)

$         430 Oakes, North Dakota, Industrial Development Revenue Bonds,    2/08 at 100.00           N/R  $         432,051
               Omniquip International Inc. Project, Series 1999, 5.800%,
               2/01/14 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
        4,545 Total North Dakota                                                                                  4,710,731
---------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.4%

              Belmont County, Ohio, Revenue Bonds, Ohio Valley Health
              Services and Education Corporation, Series 1998:
          500  5.700%, 1/01/13                                              1/08 at 102.00             B            480,655
        1,270  5.800%, 1/01/18                                              1/08 at 102.00             B          1,179,068

        1,875 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/14 at 102.00           N/R          1,906,913
               Revenue Bonds, Bond Fund Program - Garfield Heights
               Project, Series 2004D, 5.250%, 5/15/23

       12,415 Coshocton County, Ohio, Environmental Revenue Bonds,            No Opt. Call          CCC+         11,439,181
               Smurfit-Stone Container Corporation, Series 2005, 5.125%,
               8/01/13

        1,030 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00           AAA          1,083,653
               Emery Air Freight Corporation and Emery Worldwide Airlines
               Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

        1,465 Lake Local School District, Stark County, Ohio, General       6/15 at 100.00           AAA          1,565,733
               Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
               Insured

        2,350 Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General      No Opt. Call             B          2,142,848
               Motors Corporation, Series 1994, 6.750%, 7/01/14
               (Alternative Minimum Tax)

           25 Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General      No Opt. Call             B             19,247
               Motors Corporation, Series 1999, 5.650%, 7/01/24
               (Alternative Minimum Tax)

        4,200 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00           N/R          4,242,000
               Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
               9/01/20 (Alternative Minimum Tax)

        2,300 Ohio Water Development Authority, Solid Waste Disposal        9/09 at 102.00           N/R          2,384,249
               Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%,
               9/01/20 (Alternative Minimum Tax)

        2,500 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      6/10 at 101.00           Ba1          2,000,525
               Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum
               Tax)

        7,000 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      4/15 at 100.00           Ba1          5,217,730
               Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum
               Tax)

        5,000 Ohio, Pollution Control Revenue Bonds, General Motors           No Opt. Call             B          4,223,100
               Corporation, Series 2002, 5.625%, 3/01/15

        2,755 Ohio, Solid Waste Revenue Bonds, General Motors              12/12 at 101.00             B          2,222,679
               Corporation, Series 2002, 6.300%, 12/01/32 (Alternative
               Minimum Tax)

       11,000 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00           N/R         11,132,000
               Facility Revenue Bonds, APEX Environmental LLC, Series
               2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)

        8,900 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00           N/R          9,035,369
               Facility Revenue Bonds, Liberty Waste Transportation LLC,
               Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)

        2,500 Summit County Port Authority, Ohio, Development Revenue       5/14 at 102.00           N/R          2,532,525
               Bonds, Garfield Heights Inc. Project, Series 2004A,
               5.250%, 5/15/23

        1,025 Toledo-Lucas County Port Authority, Ohio, Port Revenue          No Opt. Call            A+          1,047,601
               Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15

        1,275 Trumbull County, Ohio, Sewerage Disposal Revenue Bonds,         No Opt. Call             B          1,162,609
               General Motors Corporation, Series 1994, 6.750%, 7/01/14
               (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
       69,385 Total Ohio                                                                                         65,017,685
---------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 1.2%

        1,560 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00           AAA          1,723,348
               Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%,
               11/01/19 - XLCA Insured

              Norman Regional Hospital Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
        2,000  5.375%, 9/01/29                                              9/16 at 100.00          BBB-          2,013,540
        2,000  5.375%, 9/01/36                                              9/16 at 100.00          BBB-          2,007,920

----
25

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------
              Oklahoma (continued)

              Oklahoma Development Finance Authority, Revenue Refunding
              Bonds, Hillcrest Healthcare System, Series 1999A:
$       1,250  5.125%, 8/15/10 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA  $       1,326,588
        1,000  5.750%, 8/15/12 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA          1,081,890
          815  5.750%, 8/15/13 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA            881,740
        1,000  5.750%, 8/15/15 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA          1,081,890
        1,730  5.625%, 8/15/19 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA          1,864,542
        6,020  5.625%, 8/15/29 (Pre-refunded 8/15/09)                       8/09 at 101.00           AAA          6,488,175

              Stillwater Medical Center Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
        1,100  5.250%, 5/15/16                                              5/14 at 100.00          Baa1          1,147,509
          610  5.000%, 5/15/18                                              5/14 at 100.00          Baa1            621,480
          450  5.000%, 5/15/19                                              5/14 at 100.00          Baa1            457,758

          325 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,      12/11 at 100.00            B-            325,007
               American Airlines Inc., Series 1992, 7.350%, 12/01/11

        6,250 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,       6/06 at 101.00            B-          5,861,563
               American Airlines Inc., Series 1995, 6.250%, 6/01/20

           25 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding    6/09 at 100.00            B-             24,578
               Bonds, American Airlines Inc., Series 2000B, 6.000%,
               6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

        1,255 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00            B-          1,222,634
               Bonds, American Airlines Inc., Series 2001B, 5.650%,
               12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

        5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding    6/35 at 100.00            B-          5,268,800
               Bonds, American Airlines Inc., Series 2004A, 7.750%,
               6/01/35 (Mandatory put 12/01/14)
---------------------------------------------------------------------------------------------------------------------------
       32,390 Total Oklahoma                                                                                     33,398,962
---------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.2%

          645 Oregon Health, Housing, Educational and Cultural Facilities  10/31 at 100.00           N/R            419,127
               Authority, Revenue Bonds, Oregon Coast Aquarium Project,
               Series 2005A, 5.350%, 10/01/31

        1,900 Oregon, Economic Development Revenue Bonds, Georgia Pacific   2/06 at 100.00             B          1,900,380
               Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative
               Minimum Tax)/(7)/

        1,530 Oregon, Economic Development Revenue Refunding Bonds,        12/07 at 102.00            B2          1,499,614
               Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25
---------------------------------------------------------------------------------------------------------------------------
        4,075 Total Oregon                                                                                        3,819,121
---------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.5%

        2,335 Allegheny County Hospital Development Authority,              4/15 at 100.00          Baa2          2,344,223
               Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
               Series 2005A, 5.000%, 4/01/25

              Allegheny County Hospital Development Authority,
              Pennsylvania, Revenue Bonds, West Penn Allegheny Health
              System, Series 2000B:
          415  9.250%, 11/15/15                                            11/10 at 102.00           Ba3            494,825
        3,400  9.250%, 11/15/22                                            11/10 at 102.00           Ba3          4,048,720
        8,075  9.250%, 11/15/30                                            11/10 at 102.00           Ba3          9,581,876

        4,250 Allegheny County Industrial Development Authority,              No Opt. Call            BB          4,360,288
               Pennsylvania, Revenue Bonds, United States Steel
               Corporation, Series 2005, 5.500%, 11/01/16

        1,000 Allegheny County Redevelopment Authority, Pennsylvania, TIF     No Opt. Call           N/R          1,045,320
               Revenue Bonds, Pittsburg Mills Project, Series 2004,
               5.600%, 7/01/23

        8,750 Allentown Area Hospital Authority, Pennsylvania, Revenue        No Opt. Call           BB+          8,749,738
               Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        1,000 Bradford County Industrial Development Authority,            12/15 at 100.00           BBB          1,007,200
               Pennsylvania, Solid Waste Disposal Revenue Bonds,
               International Paper Company, Series 2005B, 5.200%,
               12/01/19 (Alternative Minimum Tax)

              Chester County Health and Education Facilities Authority,
              Pennsylvania, Revenue Bonds, Immaculata University, Series
              2005:
        2,875  5.125%, 10/15/15                                               No Opt. Call           N/R          2,866,088
        4,925  5.500%, 10/15/25                                            10/15 at 102.00           N/R          4,915,741
       12,180  5.750%, 10/15/37                                            10/15 at 102.00           N/R         12,245,772

----
26

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$       1,500 Cumberland County Municipal Authority, Pennsylvania,          1/13 at 101.00           N/R  $       1,642,005
               Retirement Community Revenue Bonds, Wesley Affiliated
               Services Inc., Series 2002A, 7.125%, 1/01/25

              Delaware County Industrial Development Authority,
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A:
        7,000  6.100%, 7/01/13                                              1/08 at 102.00           BB+          7,357,910
          100  6.200%, 7/01/19                                              1/08 at 102.00           BB+            103,158

          500 Lebanon County Health Facilities Authority, Pennsylvania,    12/14 at 100.00           N/R            499,405
               Health Center Revenue Bonds, Pleasant View Retirement
               Community, Series 2005A, 5.300%, 12/15/26

        2,490 New Morgan Industrial Development Authority, Pennsylvania,    4/06 at 100.00           BB-          2,484,049
               Solid Waste Disposal Revenue Bonds, New Morgan Landfill
               Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative
               Minimum Tax)

          525 Northumberland County Industrial Development Authority,       2/13 at 102.00           N/R            542,587
               Pennsylvania, Facility Revenue Bonds, NHS Youth Services
               Inc., Series 2002, 7.500%, 2/15/29

        2,000 Pennsylvania Economic Development Financing Authority,        4/09 at 102.00           N/R          2,133,460
               Exempt Facilities Revenue Bonds, National Gypsum Company,
               Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

          750 Pennsylvania Economic Development Financing Authority,       11/08 at 102.00           N/R            793,328
               Exempt Facilities Revenue Bonds, National Gypsum Company,
               Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

              Pennsylvania Economic Development Financing Authority,
              Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
              Series 2001A:
        1,250  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00            B2          1,332,650
       12,000  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00            B2         12,793,440

        7,000 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00            B2          7,462,840
               Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
               Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        3,300 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00            B2          3,518,196
               Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
               Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        1,000 Pennsylvania Economic Development Financing Authority,        6/12 at 102.00             A          1,078,030
               Revenue Bonds, Amtrak 30th Street Station Parking Garage,
               Series 2002, 5.800%, 6/01/23 - ACA Insured (Alternative
               Minimum Tax)

              Pennsylvania Economic Development Financing Authority,
              Revenue Bonds, Northwestern Human Services Inc., Series
              1998A:
          580  5.250%, 6/01/09                                              6/08 at 100.00           BB+            575,314
        2,000  5.250%, 6/01/14                                              6/08 at 100.00           BB+          1,973,340
          200  5.125%, 6/01/18                                              6/08 at 100.00           BB+            186,204

              Pennsylvania Economic Development Financing Authority,
              Senior Lien Resource Recovery Revenue Bonds, Northampton
              Generating Project, Series 1994A:
        1,400  6.400%, 1/01/09 (Alternative Minimum Tax)                    7/06 at 100.00            BB          1,399,874
        1,000  6.500%, 1/01/13 (Alternative Minimum Tax)                    7/06 at 100.00            BB            999,910
        1,500  6.600%, 1/01/19 (Alternative Minimum Tax)                    7/06 at 100.00            B+          1,514,745

        3,400 Pennsylvania Economic Development Financing Authority,          No Opt. Call           N/R          3,376,200
               Subordinate Resource Recovery Revenue Bonds, Colver
               Project, Series 2005G, 5.125%, 12/01/15 (Alternative
               Minimum Tax)

          195 Pennsylvania Higher Educational Facilities Authority,         9/07 at 100.00           Ba3            195,277
               Revenue Bonds, Allegheny General Hospital, Series 1991A,
               7.125%, 9/01/07

        1,000 Philadelphia Authority for Industrial Development,            5/15 at 102.00          Baa2          1,011,180
               Pennsylvania, Multifamily Housing Revenue Bonds,
               Presbyterian Homes Germantown - Morrisville Project,
               Series 2005A, 5.625%, 7/01/35

        5,580 Philadelphia Authority for Industrial Development,            1/13 at 102.00          BBB-          5,505,674
               Pennsylvania, Revenue Bonds, Leadership Learning Partners,
               Series 2005A, 5.375%, 7/01/36

        4,120 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/14 at 100.00           AAA          4,411,943
               Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

              Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
              General Ordinance, Fifth Series 2004A-1:
        3,315  5.000%, 9/01/15 - FSA Insured                                9/14 at 100.00           AAA          3,550,730
        3,005  5.000%, 9/01/16 - FSA Insured                                9/14 at 100.00           AAA          3,206,786
---------------------------------------------------------------------------------------------------------------------------
      115,915 Total Pennsylvania                                                                                121,308,026
---------------------------------------------------------------------------------------------------------------------------

----
27

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/               Value
---------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.3%

$       6,500 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA    $       7,284,485
               Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 - XLCA
               Insured

       60,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement      5/15 at 7.38         N/R            2,037,600
               Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55
---------------------------------------------------------------------------------------------------------------------------
       66,500 Total Puerto Rico                                                                                   9,322,085
---------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.6%

              Central Falls Detention Facility Corporation, Rhode Island,
              Detention Facility Revenue Bonds, Series 2005:
        1,180  6.750%, 1/15/13                                                No Opt. Call         N/R            1,224,592
       10,500  7.250%, 7/15/35                                              7/15 at 103.00         N/R           11,316,165

        3,025 Rhode Island Housing and Mortgage Finance Corporation,       10/14 at 100.00         AA+            2,964,712
               Homeownership Opportunity Bond Program, Series 50A,
               4.650%, 10/01/34

        1,500 Tiverton, Rhode Island, Special Obligation Tax Increment      5/12 at 102.00         N/R            1,627,140
               Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%,
               5/01/22
---------------------------------------------------------------------------------------------------------------------------
       16,205 Total Rhode Island                                                                                 17,132,609
---------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.8%

          500 Richland County, South Carolina, Environmental Improvement    4/13 at 101.00         BBB              536,570
               Revenue Refunding Bonds, International Paper Company,
               Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)

              South Carolina JOBS Economic Development Authority,
              Hospital Facilities Revenue Bonds, Palmetto Health
              Alliance, Series 2003A:
           20  6.125%, 8/01/23                                              8/13 at 100.00        BBB+               22,204
          720  6.250%, 8/01/31                                              8/13 at 100.00        BBB+              798,732

              South Carolina JOBS Economic Development Authority,
              Hospital Refunding and Improvement Revenue Bonds, Palmetto
              Health Alliance, Series 2003C:
            5  6.000%, 8/01/20                                              8/13 at 100.00        BBB+                5,505
          220  6.875%, 8/01/27                                              8/13 at 100.00        BBB+              254,540
           30  6.375%, 8/01/34                                              8/13 at 100.00        BBB+               33,659

              South Carolina JOBS Economic Development Authority,
              Hospital Refunding and Improvement Revenue Bonds, Palmetto
              Health Alliance, Series 2003C:
           20  6.000%, 8/01/20 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+(3)            22,715
        1,780  6.875%, 8/01/27 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+(3)         2,118,307
          230  6.375%, 8/01/34 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+(3)           266,628

              Tobacco Settlement Revenue Management Authority, South
              Carolina, Tobacco Settlement Asset-Backed Bonds, Series
              2001B:
        1,575  6.000%, 5/15/22                                              5/11 at 101.00         BBB            1,660,255
        8,370  6.375%, 5/15/28                                              5/11 at 101.00         BBB            8,961,926
        5,500  6.375%, 5/15/30                                                No Opt. Call         BBB            6,152,080
---------------------------------------------------------------------------------------------------------------------------
       18,970 Total South Carolina                                                                               20,833,121
---------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.1%

              Knox County Health, Educational and Housing Facilities
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002:
        2,450  6.375%, 4/15/22                                              4/12 at 101.00        Baa3            2,601,876
       16,700  6.500%, 4/15/31                                              4/12 at 101.00        Baa3           17,706,175

        5,430 Maury County Industrial Development Board, Tennessee,         3/06 at 101.00           B            4,650,252
               Multi-Modal Interchangeable Rate Pollution Control Revenue
               Refunding Bonds, Saturn Corporation, Series 1994, 6.500%,
               9/01/24

        3,550 McMinn County Industrial Development Board, Tennessee,        3/06 at 100.00          B+            3,556,461
               Pollution Control Facilities Revenue Bonds, Bowater Inc. -
               Calhoun Newsprint Company Project, Series 1991, 7.625%,
               3/01/16 (Alternative Minimum Tax)

          500 McMinn County Industrial Development Board, Tennessee,        6/06 at 100.00          B+              504,225
               Solid Waste Recycling Facilities Revenue Bonds, Bowater
               Inc. - Calhoun Newsprint Company Project, Series 1992,
               7.400%, 12/01/22 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
       28,630 Total Tennessee                                                                                    29,018,989
---------------------------------------------------------------------------------------------------------------------------

----
28

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Texas - 4.0%

$       1,500 Abilene Health Facilities Development Corporation, Texas,    11/13 at 101.00         N/R  $       1,627,830
               Retirement Facility Revenue Bonds, Sears Methodist
               Retirement System, Series 2003A, 7.000%, 11/15/33

        3,415 Alliance Airport Authority, Texas, Special Facilities         6/06 at 100.00         CCC          2,942,842
               Revenue Bonds, American Airlines Inc., Series 1990,
               7.500%, 12/01/29 (Alternative Minimum Tax)

          200 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00        Baa2            234,392
               Bonds, TXU Electric Company Project, Series 1999A, 7.700%,
               4/01/33 (Alternative Minimum Tax)

          715 Brazos River Authority, Texas, Pollution Control Revenue     10/13 at 101.00        Baa2            792,921
               Bonds, TXU Energy Company LLC Project, Series 2003C,
               6.750%, 10/01/38 (Alternative Minimum Tax)

        1,550 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00        Baa2          1,837,076
               Refunding Bonds, TXU Electric Company, Series 1999C,
               7.700%, 3/01/32 (Alternative Minimum Tax)

        4,240 Brazos River Authority, Texas, Pollution Control Revenue      5/36 at 100.00        Baa2          4,490,160
               Refunding Bonds, TXU Electric Company, Series 2001C,
               5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
               Minimum Tax)

        1,500 Brazos River Authority, Texas, Pollution Control Revenue      4/38 at 100.00        Baa2          1,690,005
               Refunding Bonds, TXU Energy Company LLC, Series 2003A,
               6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
               Minimum Tax)

          195 Brazos River Authority, Texas, Revenue Bonds, Reliant         4/09 at 101.00        BBB-            199,152
               Energy Inc., Series 1999A, 5.375%, 4/01/19

          500 Brazos River Authority, Texas, Revenue Bonds, Reliant        12/08 at 102.00        BBB-            547,020
               Energy Inc., Series 1999B, 7.750%, 12/01/18

        1,780 Cass County Industrial Development Corporation, Texas,        3/15 at 100.00         BBB          1,738,615
               Environmental Improvement Revenue Bonds, International
               Paper Company, Series 2005, 4.800%, 3/01/25

        7,325 Dallas-Ft. Worth International Airport Facility Improvement   5/06 at 100.00         CCC          6,104,069
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)

        4,400 Dallas-Ft. Worth International Airport Facility Improvement  11/07 at 100.00         CCC          3,746,820
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1995, 6.000%, 11/01/14

        1,000 Dallas-Ft. Worth International Airport Facility Improvement  11/09 at 101.00         CCC            743,680
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        2,400 Dallas-Ft. Worth International Airport Facility Improvement   5/15 at 101.00         CCC          2,422,392
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)

              Danbury Higher Education Authority, Texas, Charter School
              Revenue Bonds, Arlington Classics Academy, Series 2004A:
          375  6.000%, 2/15/14                                              2/13 at 100.00         N/R            376,695
          895  7.000%, 2/15/24                                              2/13 at 100.00         N/R            879,696
        1,085  7.250%, 2/15/29                                              2/13 at 100.00         N/R          1,064,732

              Decatur Hospital Authority, Texas, Revenue Bonds, Wise
              Regional Health System, Series 2004A:
        2,010  7.000%, 9/01/25                                              9/14 at 100.00         N/R          2,175,383
       15,530  7.125%, 9/01/34                                              9/14 at 100.00         N/R         16,811,070

        3,410 Fort Worth Higher Education Finance Corporation, Texas,      10/07 at 100.00         Ba2          3,450,818
               Higher Education Revenue Bonds, Texas Wesleyan University,
               Series 1997A, 6.000%, 10/01/16

          500 Gulf Coast Industrial Development Authority, Texas, Solid     5/25 at 100.00        BBB-            565,785
               Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 1995, 7.500%, 5/01/25 (Mandatory put
               10/01/12) (Alternative Minimum Tax)

        2,000 Gulf Coast Industrial Development Authority, Texas, Solid     4/12 at 100.00         Ba1          2,258,280
               Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum
               Tax)

        3,300 Health Facilities Development District of Central Texas,      2/14 at 100.00         N/R          3,464,769
               Revenue Bonds, Lutheran Social Services of the South Inc.,
               Series 2004A, 6.875%, 2/15/32

              Houston Health Facilities Development Corporation, Texas,
              Revenue Bonds, Buckingham Senior Living Community Inc.,
              Series 2004A:
          250  7.000%, 2/15/23                                              2/14 at 101.00         N/R            275,710
        1,400  7.125%, 2/15/34                                              2/14 at 101.00         N/R          1,537,424

        1,010 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00          B-            820,130
               Bonds, Continental Air Lines Inc., Series 1998B, 5.700%,
               7/15/29 (Alternative Minimum Tax)

----
29

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$       1,120 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00          B-  $         909,451
               Bonds, Continental Air Lines Inc., Series 1998C, 5.700%,
               7/15/29 (Alternative Minimum Tax)

              Houston, Texas, Airport System Special Facilities Revenue
              Bonds, Continental Air Lines Inc., Series 2001E:
        1,475  6.750%, 7/01/21 (Alternative Minimum Tax)                    7/11 at 101.00          B-          1,466,519
        1,070  7.375%, 7/01/22 (Alternative Minimum Tax)                    7/11 at 101.00          B-          1,100,356
        5,675  6.750%, 7/01/29 (Alternative Minimum Tax)                    7/11 at 101.00          B-          5,617,285

        1,350 Houston, Texas, Airport System Special Facilities Revenue     7/07 at 100.00          B-          1,197,936
               Bonds, Continental Airlines Inc. - Airport Improvement
               Project, Series 1997C, 6.125%, 7/15/27 (Alternative
               Minimum Tax)

        2,000 Houston, Texas, Airport System Special Facilities Revenue     7/07 at 100.00          B-          1,774,720
               Bonds, Continental Airlines Inc. - Terminal Improvement
               Project, Series 1997B, 6.125%, 7/15/27 (Alternative
               Minimum Tax)

        5,750 Kerrville Health Facilities Development Corporation, Texas,     No Opt. Call        BBB-          5,834,525
               Revenue Bonds, Sid Peterson Memorial Hospital Project,
               Series 2005, 5.375%, 8/15/35

        2,260 Matagorda County Navigation District 1, Texas, Revenue        5/09 at 101.00        BBB-          2,305,200
               Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
               (Alternative Minimum Tax)

        1,500 Matagorda County Navigation District 1, Texas, Revenue        4/08 at 102.00        BBB-          1,625,805
               Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29

              Orchard Higher Educational Finance Corporation, Texas,
              Charter School Revenue Bonds, A.W. Brown Fellowship Charter
              School, Series 2005A:
        1,135  5.250%, 2/15/24 - ACA Insured                                2/14 at 100.00           A          1,182,931
        2,120  5.000%, 2/15/32 - ACA Insured                                2/14 at 100.00           A          2,140,076

        1,000 Port Corpus Christi Industrial Development Corporation,       5/07 at 102.00        BBB-          1,054,040
               Texas, Environmental Facilities Revenue Bonds, Citgo
               Petroleum Corporation, Series 2003, 8.250%, 11/01/31
               (Alternative Minimum Tax)

        3,000 Sabine River Authority, Texas, Pollution Control Revenue      8/13 at 101.00        Baa2          3,281,910
               Refunding Bonds, TXU Energy Company LLC Project, Series
               2003B, 6.150%, 8/01/22

        5,850 Texas Department of Housing and Community Affairs,            7/21 at 100.00         N/R          5,897,502
               Multifamily Housing Revenue Bonds, Humble Parkway
               Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative
               Minimum Tax)

        3,750 Texas Public Finance Authority, Charter School Revenue       12/14 at 100.00          BB          3,880,425
               Bonds, School of Excellence Charter School, Series 2004A,
               7.000%, 12/01/34

        4,055 Tomball Hospital Authority, Texas, Hospital Revenue Bonds,    7/15 at 100.00        Baa3          4,080,547
               Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23
-------------------------------------------------------------------------------------------------------------------------
      105,595 Total Texas                                                                                     106,146,694
-------------------------------------------------------------------------------------------------------------------------
              Utah - 0.6%

          750 Bountiful, Davis County, Utah, Hospital Revenue Refunding    12/08 at 101.00         N/R            707,618
               Bonds, South Davis Community Hospital Project, Series
               1998, 5.750%, 12/15/18

        4,525 Carbon County, Utah, Solid Waste Disposal Revenue Bonds,      7/07 at 102.00         N/R          4,772,065
               Laidlaw/ECDC Project, Guaranteed by Allied Waste
               Industries, Series 1997A, 7.450%, 7/01/17 (Alternative
               Minimum Tax)

        5,000 Carbon County, Utah, Solid Waste Disposal Revenue Refunding   2/06 at 101.00         BB-          5,088,200
               Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste
               Industries, Series 1995, 7.500%, 2/01/10 (Alternative
               Minimum Tax)

              Salt Lake County, Utah, College Revenue Bonds, Westminster
              College, Series 2005:
        1,425  5.000%, 10/01/25                                            10/15 at 100.00         BBB          1,442,898
        2,025  5.125%, 10/01/28                                            10/15 at 100.00         BBB          2,054,160
        2,245  5.125%, 10/01/30                                            10/15 at 100.00         BBB          2,272,164

           20 Utah Housing Finance Agency, Single Family Mortgage Bonds,    7/09 at 101.50         Aa2             20,168
               Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       15,990 Total Utah                                                                                       16,357,273
-------------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 0.2%

        2,575 Virgin Islands Public Finance Authority, Senior Lien         10/14 at 100.00         BBB          2,757,001
               Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21

----
30

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
---------------------------------------------------------------------------------------------------------------------------
              Virgin Islands (continued)

$       1,000 Virgin Islands Public Finance Authority, Senior Secured       7/14 at 100.00           BBB  $       1,082,300
               Lien Revenue Bonds, Refinery Project - Hovensa LLC, Series
               2004, 5.875%, 7/01/22

          625 Virgin Islands, Senior Secured Revenue Bonds, Government      1/13 at 100.00           BBB            707,281
               Refinery Facilities - Hovensa LLC Coker, Series 2002,
               6.500%, 7/01/21 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
        4,200 Total Virgin Islands                                                                                4,546,582
---------------------------------------------------------------------------------------------------------------------------
              Virginia - 4.8%

        6,155 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00            B2          5,961,179
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1998, 5.600%, 12/01/25
               (Alternative Minimum Tax)/(6)/

          555 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00            B2            571,217
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1999A, 6.550%, 12/01/25
               (Alternative Minimum Tax)

          130 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00            B2            132,393
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1999, 6.300%, 12/01/25
               (Alternative Minimum Tax)

        1,932 Bell Creek Community Development Authority, Virginia,         3/13 at 101.00           N/R          2,046,432
               Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        3,300 Broad Street Community Development Authority, Virginia,       6/13 at 102.00           N/R          3,666,927
               Revenue Bonds, Series 2003, 7.500%, 6/01/33

        2,226 Celebrate Virginia North Community Development Authority,     3/14 at 102.00           N/R          2,374,207
               Special Assessment Revenue Bonds, Series 2003B, 6.750%,
               3/01/34

              Chesterfield County Health Center Commission, Virginia,
              Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
        3,500  5.375%, 12/01/28                                            12/15 at 100.00           N/R          3,438,750
       12,000  5.625%, 12/01/39                                            12/15 at 100.00           N/R         11,935,920

        4,760 Goochland County Industrial Development Authority,           12/08 at 101.00            B2          4,637,811
               Virginia, Industrial Development Revenue Refunding Bonds,
               Nekoosa Packaging Corporation Project, Series 1998,
               5.650%, 12/01/25 (Alternative Minimum Tax)/(6)/

          500 Henrico County Industrial Development Authority, Virginia,      No Opt. Call           BB-            483,910
               Solid Waste Disposal Revenue Bonds, Browning-Ferris
               Industries of South Atlantic Inc., Series 1996A, 5.450%,
               1/01/14 (Alternative Minimum Tax)

        3,040 Henrico County Industrial Development Authority, Virginia,    3/07 at 101.00           BB-          3,012,518
               Solid Waste Revenue Bonds, Browning-Ferris Industries of
               South Atlantic Inc., Series 1997A, 5.875%, 3/01/17
               (Alternative Minimum Tax)

       19,830 Hopewell Industrial Development Authority, Virginia,            No Opt. Call          CCC+         18,021,901
               Environmental Improvement Revenue Bonds, Smurfit Stone
               Container Corporation, Series 2005, 5.250%, 6/01/15

              James City County Economic Development Authority, Virginia,
              Residential Care Facility First Mortgage Revenue Bonds,
              Williamsburg Landing Inc., Series 2005A:
          750  5.350%, 9/01/26                                              9/15 at 100.00           N/R            758,033
          750  5.500%, 9/01/34                                              9/15 at 100.00           N/R            755,235

              Lexington Industrial Development Authority, Virginia,
              Hospital Facility Revenue Refunding, Bonds, Stonewall
              Jackson Hospital, Series 2000:
           80  5.750%, 7/01/07                                                No Opt. Call           N/R             80,184
           25  6.250%, 7/01/11                                              7/10 at 102.00           N/R             25,194
           30  6.350%, 7/01/12                                              7/10 at 102.00           N/R             30,268
          110  6.550%, 7/01/14                                              7/10 at 102.00           N/R            110,976
           45  6.625%, 7/01/15                                              7/10 at 102.00           N/R             45,398
          560  6.875%, 7/01/20                                              7/10 at 102.00           N/R            564,911
          700  7.000%, 7/01/25                                              7/10 at 102.00           N/R            707,490
          595  7.000%, 7/01/30                                              7/10 at 102.00           N/R            597,993

        3,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00            A3          3,361,230
               Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
               Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

              Pocahontas Parkway Association, Virginia, Senior Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
          200  5.000%, 8/15/06                                                No Opt. Call           BB-            201,126
          500  5.250%, 8/15/07                                                No Opt. Call           BB-            509,380
        7,400  0.000%, 8/15/14                                               8/08 at 73.23           BB-          4,701,960

----
31

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Virginia (continued)

$         450  0.000%, 8/15/16                                               8/08 at 64.81         BB-  $         253,238
        5,420  5.500%, 8/15/28                                              8/08 at 102.00         BB-          5,580,974
        1,050  0.000%, 8/15/30                                               8/08 at 28.38         BB-            257,912

              Pocahontas Parkway Association, Virginia, Senior Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
        2,975  0.000%, 8/15/12                                               8/08 at 82.10         BB-          2,115,225
        3,100  0.000%, 8/15/15                                               8/08 at 68.82         BB-          1,850,762
           25  0.000%, 8/15/18 - ACA Insured                                 8/08 at 57.58           A             12,640
        4,720  0.000%, 8/15/19                                               8/08 at 54.38         BB-          2,217,220
           75  0.000%, 8/15/20 - ACA Insured                                 8/08 at 51.06           A             33,839
       15,300  0.000%, 8/15/23                                               8/08 at 42.95         BB-          5,681,961
        1,750  0.000%, 8/15/29                                               8/08 at 30.08         BB-            455,595
       24,000  0.000%, 8/15/33                                               8/08 at 23.55         BB-          4,896,480
       10,000  0.000%, 8/15/35                                               8/08 at 20.95         BB-          1,814,500

              Pocahontas Parkway Association, Virginia, Subordinate Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
        3,200  0.000%, 8/15/15                                               8/08 at 67.66          B3          1,797,280
        3,300  0.000%, 8/15/16                                               8/08 at 63.56          B3          1,744,677
        4,000  0.000%, 8/15/20                                               8/08 at 49.60          B3          1,641,720
        4,100  0.000%, 8/15/21                                               8/08 at 46.70          B3          1,586,372
        4,800  0.000%, 8/15/24                                               8/08 at 38.40          B3          1,532,304
        5,500  0.000%, 8/15/26                                               8/08 at 33.98          B3          1,573,495
        5,500  0.000%, 8/15/27                                               8/08 at 31.68          B3          1,468,115
        5,600  0.000%, 8/15/28                                               8/08 at 29.79          B3          1,405,656
        6,100  0.000%, 8/15/30                                               8/08 at 26.34          B3          1,345,660
        6,200  0.000%, 8/15/31                                               8/08 at 24.77          B3          1,293,816

          665 Rockbridge County Industrial Development Authority,           7/11 at 105.00          B2            692,464
               Virginia, Horse Center Revenue Bonds, Series 2001A,
               7.400%, 7/15/21

        8,000 Rockbridge County Industrial Development Authority,           7/11 at 100.00          B2          8,030,240
               Virginia, Horse Center Revenue Refunding Bonds, Series
               2001C, 6.850%, 7/15/21

        6,500 Tobacco Settlement Financing Corporation of Virginia,         6/15 at 100.00         BBB          6,612,710
               Tobacco Settlement Asset-Backed Bonds, Series 2005,
               5.625%, 6/01/37

        2,000 Virginia Beach Development Authority, Virginia, Residential  11/15 at 100.00         N/R          2,024,800
               Care Facility Mortgage Revenue Bonds, Westminster
               Canterbury on Chesapeake Bay, Series 2005, 5.375%, 11/01/32

        1,000 Virginia Gateway Community Development Authority, Prince      3/13 at 102.00         N/R          1,090,830
               William County, Special Assessment Bonds, Series 2003,
               6.375%, 3/01/30

          420 Virginia Small Business Financing Authority, Industrial         No Opt. Call         N/R            428,542
               Development Water Revenue Bonds, S.I.L. Clean Water, LLC
               Project, Series 1999, 7.250%, 11/01/09 (Alternative
               Minimum Tax)

        1,000 Winchester Industrial Development Authority, Virginia,        1/15 at 100.00         N/R          1,007,730
               Residential Care Facility Revenue Bonds,
               Westminster-Canterbury of Winchester Inc., Series 2005A,
               5.300%, 1/01/35
-------------------------------------------------------------------------------------------------------------------------
      209,423 Total Virginia                                                                                  129,179,300
-------------------------------------------------------------------------------------------------------------------------
              Washington - 0.5%

       10,360 Seattle, Washington, Municipal Light and Power Revenue        8/14 at 100.00         AAA         10,539,432
               Bonds, Series 2004, 4.500%, 8/01/19 - FSA Insured

              Skagit County Public Hospital District 1, Washington,
              Revenue Bonds, Skagit Valley Hospital, Series 2005:
        1,150  5.375%, 12/01/22                                            12/15 at 100.00        Baa3          1,194,410
        1,500  5.500%, 12/01/30                                            12/15 at 100.00        Baa3          1,539,420
-------------------------------------------------------------------------------------------------------------------------
       13,010 Total Washington                                                                                 13,273,262
-------------------------------------------------------------------------------------------------------------------------

----
32

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/             Value
------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 1.0%

              Badger Tobacco Asset Securitization Corporation, Wisconsin,
              Tobacco Settlement Asset-Backed Bonds, Series 2002:
$       1,000  7.000%, 6/01/28                                              6/12 at 100.00           BBB  $       1,113,930
        7,025  6.375%, 6/01/32                                              6/12 at 100.00           BBB          7,529,462

        2,415 Green Bay Redevelopment Authority, Wisconsin, Industrial        No Opt. Call            B1          2,344,479
               Development Revenue Bonds, Fort James Project, Series
               1999, 5.600%, 5/01/19 (Alternative Minimum Tax) (DD1,
               Settling 2/02/06)

          450 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,  12/14 at 101.00           N/R            450,140
               Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16

        1,065 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call            B2          1,042,004
               Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15

          125 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call            B2            120,340
               Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15

          250 Wisconsin Health and Educational Facilities Authority,        7/11 at 100.00            A-            266,785
               Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
               6.000%, 7/01/21

        1,000 Wisconsin Health and Educational Facilities Authority,        2/09 at 101.00          BBB+          1,023,990
               Revenue Bonds, Aurora Health Care Inc., Series 1999A,
               5.600%, 2/15/29

        2,500 Wisconsin Health and Educational Facilities Authority,        8/14 at 100.00           N/R          2,710,600
               Revenue Bonds, Beaver Dam Community Hospitals Inc., Series
               2004A, 6.750%, 8/15/34

        1,365 Wisconsin Health and Educational Facilities Authority,       10/11 at 100.00           BBB          1,455,456
               Revenue Bonds, Carroll College Inc., Series 2001, 6.250%,
               10/01/21

        2,250 Wisconsin Health and Educational Facilities Authority,        1/13 at 101.00           N/R          2,394,762
               Revenue Bonds, Community Memorial Hospital Inc. - Oconto
               Falls, Series 2003, 7.250%, 1/15/33

        2,500 Wisconsin Health and Educational Facilities Authority,        5/12 at 100.00      N/R/(3)/          2,732,150
               Revenue Bonds, Divine Savior Healthcare, Series 2002A,
               7.500%, 5/01/32 (Pre-refunded 5/01/12)

              Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds, Southwest Health Center Inc., Series 2004A:
          875  6.125%, 4/01/24                                              4/14 at 100.00           N/R            894,343
        1,000  6.250%, 4/01/34                                              4/14 at 100.00           N/R          1,018,440

        2,800 Wisconsin Health and Educational Facilities Authority,        3/15 at 100.00          BBB-          2,752,705
               Revenue Bonds, Vernon Memorial Healthcare Inc., Series
               2005, 5.250%, 3/01/35
------------------------------------------------------------------------------------------------------------------------------
       26,620 Total Wisconsin                                                                                    27,849,586
------------------------------------------------------------------------------------------------------------------------------
              Wyoming - 0.5%

       12,250 Sweetwater County, Wyoming, Solid Waste Disposal Revenue     12/15 at 100.00          BBB-         12,463,025
               Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
               (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
$   2,745,915 Total Long-Term Investments (cost $2,509,222,600) - 96.7%                                       2,586,825,958
------------------------------------------------------------------------------------------------------------------------------
-------------
              Short-Term Investments - 1.9%

        2,500 Burke County Development Authority, Georgia, Pollution          No Opt. Call          A-1+          2,500,000
               Control Revenue Bonds, Oglethorpe Power Corporation -
               Vogtle Plant, Variable Rate Demand Obligations, Series
               2001, 3.080%, 1/01/22 - AMBAC Insured/(5)/

        1,050 City and County of San Francisco Finance Corporation,           No Opt. Call        VMIG-1          1,050,000
               California, Moscone Center Expansion Project, Lease
               Revenue Bonds, 2000 Series 2 Variable Rate Demand
               Obligations, 2.950%, 4/01/30 - AMBAC Insured/(5)/

          500 East Bay Municipal Utility District, Alameda and Contra         No Opt. Call        VMIG-1            500,000
               Costa Counties, California, Water System Subordinated
               Revenue Bonds, Variable Rate Demand Obligations, Series
               2005B-2, 2.950%, 6/01/38 - XLCA Insured/(5)/

        7,145 Idaho Health Facilities Authority, Revenue Bonds, St.           No Opt. Call        VMIG-1          7,145,000
               Luke's Regional Medical Center, Variable Rate Demand
               Obligations, Series 2000, 3.020%, 7/01/30 - FSA
               Insured/(5)/

       37,775 Idaho Health Facilities Authority, Revenue Bonds, St.           No Opt. Call        VMIG-1         37,775,000
               Luke's Regional Medical Center, Variable Rate Demand
               Obligations, Series 2005, 3.020%, 7/01/35 - FSA
               Insured/(5)/

----
33

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
------------------------------------------------------------------------------------------------------------------------
             Short-Term Investments (continued)

 $       800 Los Angeles Convention and Exhibition Center Authority,        No Opt. Call       VMIG-1  $         800,000
              California, Lease Revenue Bonds, Variable Rate Demand
              Obligations, Series 2003D, 2.950%, 8/15/21 - AMBAC
              Insured/(5)/
------------------------------------------------------------------------------------------------------------------------
 $    49,770 Total Short-Term Investments (cost $49,770,000)                                                  49,770,000
------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $2,558,992,600) - 98.6%                                               2,636,595,958
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                             38,514,718
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                         $   2,675,110,676
             --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
            (4) Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
            (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            (6) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
            (7) The Internal Revenue Service (the "IRS") has formally
                determined that the interest received from the bonds' coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
            N/R Investment is not rated.
          WI/DD  Investment purchased on a when-issued or delayed delivery basis.
            DD1 Portion of investment purchased on a delayed delivery basis.
          (ETM) Security is escrowed to maturity.
           (IF) Inverse floating rate security.

                Income Tax Information
                The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

                At January 31, 2006, the cost of investments was $2,556,171,395. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

    -----------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $ 96,655,505
      Depreciation                                             (16,230,942)
    -----------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $ 80,424,563
    -----------------------------------------------------------------------

----
34

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Alabama - 2.8%

 $     1,635 Alabama State Board of Education, Revenue Bonds, Jefferson   10/14 at 101.00         Aaa  $     1,727,966
              State Community College, Series 2005, 5.000%, 10/01/23 -
              AMBAC Insured

         200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00         AAA          207,152
              Bonds, Series 1996, 6.100%, 10/01/13 - MBIA Insured
              (Alternative Minimum Tax)

         400 Bayou La Batre Utilities Board, Alabama, Water and Sewer      3/07 at 102.00          AA          415,096
              Revenue Refunding and Improvement Bonds, Series 1997,
              5.750%, 3/01/27 - RAAI Insured

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00         AAA          103,431
              1997D, 5.750%, 2/01/27 (Pre-refunded 2/01/07) - FGIC
              Insured

       2,000 Sheffield, Alabama, Electric Revenue Bonds, Series 2003,      7/13 at 100.00         Aaa        2,177,120
              5.500%, 7/01/29 - AMBAC Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00         Aaa        5,451,400
              Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured
         250 Tallassee Industrial Development Board, Alabama, Revenue      8/06 at 102.00     A-/(3)/          258,348
              Bonds, Dow-United Technologies Composite Products, Series
              1996A, 6.100%, 8/01/14 (Pre-refunded 8/01/06)
----------------------------------------------------------------------------------------------------------------------
       9,585 Total Alabama                                                                                  10,340,513
----------------------------------------------------------------------------------------------------------------------
             Alaska - 1.0%

       3,200 Anchorage, Alaska, Water Revenue Refunding Bonds, Series      9/09 at 101.00         AAA        3,485,216
              1999, 6.000%, 9/01/24 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Arizona - 1.0%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00    BBB/(3)/        2,445,786
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)

       1,050 Northern Arizona University, System Revenue Bonds, Series     6/14 at 100.00         AAA        1,166,361
              2003, 5.500%, 6/01/22 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
       3,150 Total Arizona                                                                                   3,612,147
----------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.9%

       2,000 Arkansas Development Finance Authority, State Facility       11/15 at 100.00         AAA        2,106,340
              Revenue Bonds, Department of Correction Special Needs Unit
              Project, Series 2005B, 5.000%, 11/01/25 - FSA Insured

       1,185 University of Arkansas, Monticello Campus, Revenue Bonds,    12/13 at 100.00         Aaa        1,232,009
              Series 2005, 5.000%, 12/01/30 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
       3,185 Total Arkansas                                                                                  3,338,349
----------------------------------------------------------------------------------------------------------------------
             California - 8.9%

       4,335 California Department of Water Resources, Power Supply        5/12 at 101.00         AAA        5,774,740
              Revenue Bonds, DRIVERS, Series 344, 9.840%, 5/01/14 (IF)

       5,500 California Department of Water Resources, Power Supply        5/12 at 101.00         Aaa        6,106,925
              Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded
              5/01/12)

       2,000 California Department of Water Resources, Power Supply        5/12 at 101.00          A2        2,262,580
              Revenue Bonds, Series 2002A, 6.000%, 5/01/14

             California State Public Works Board, Lease Revenue Bonds,
             Department of General Services, Series 2003D:
       1,350  5.500%, 6/01/17                                             12/13 at 100.00          A-        1,478,007
       1,490  5.500%, 6/01/19                                             12/13 at 100.00          A-        1,625,858

             California, General Obligation Bonds, Series 2004:
         875  5.000%, 2/01/19 - AMBAC Insured                              2/14 at 100.00         AAA          928,559
       1,000  5.200%, 4/01/26                                              4/14 at 100.00           A        1,068,690

       3,000 California, General Obligation Bonds, Series 2005, 5.000%,    3/16 at 100.00           A        3,105,630
              3/01/32

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call         AAA        3,873,680
              Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17
              - MBIA Insured (ETM)

       3,500 Fresno Unified School District, Fresno County, California,      No Opt. Call         AAA        4,297,090
              General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
              MBIA Insured

       1,740 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00         N/R        1,753,207
              Facilities District 2003-1, Anaverde Project,
              Series 2005A, 5.350%, 9/01/30

----
35

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             California (continued)

 $       200 Sacramento Cogeneration Authority, California, Cogeneration   7/06 at 100.00         BBB  $       202,082
              Project Revenue Bonds, Proctor and Gamble, Series 1995,
              6.200%, 7/01/06
----------------------------------------------------------------------------------------------------------------------
      32,990 Total California                                                                               32,477,048
----------------------------------------------------------------------------------------------------------------------
             Colorado - 1.2%

       1,230 Colorado Educational and Cultural Facilities Authority,       9/15 at 100.00         AAA        1,304,034
              Charter School Revenue Bonds, Bromley School, Series 2005,
              5.125%, 9/15/25 - XLCA Insured

         960 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00          AA          990,115
              Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
              Minimum Tax)

       1,850 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00         Aaa        2,100,361
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
       4,040 Total Colorado                                                                                  4,394,510
----------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.8%

             Bridgeport, Connecticut, General Obligation Bonds, Series
             ROL-II-R-45:
       2,360  11.822%, 7/15/16 (Pre-refunded 7/15/10) (IF)                 7/10 at 101.00         AAA        3,170,259
       2,600  11.771%, 7/15/17 (Pre-refunded 7/15/10) (IF)                 7/10 at 101.00         AAA        3,492,658
----------------------------------------------------------------------------------------------------------------------
       4,960 Total Connecticut                                                                               6,662,917
----------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.3%

       4,365 District of Columbia, Certificates of Participation, Series   1/14 at 100.00         AAA        4,760,556
              2003, 5.500%, 1/01/18 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Florida - 3.6%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call          AA        1,301,820
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Wyndham   1/11 at 100.00         AAA        3,641,695
              Place Apartments, Series 2000W-1, 5.850%, 1/01/41 - FSA
              Insured (Alternative Minimum Tax)

       1,600 Jacksonville Port Authority, Florida, Seaport Revenue        11/10 at 100.00         Aaa        1,701,040
              Bonds, Series 2000, 5.625%, 11/01/26 - MBIA Insured
              (Alternative Minimum Tax)

       1,115 Jacksonville Port Authority, Florida, Seaport Revenue        11/10 at 100.00         Aaa        1,202,851
              Bonds, Series 2000, 5.625%, 11/01/26 (Pre- refunded
              11/01/10) - MBIA Insured (Alternative Minimum Tax)

       1,800 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       7/06 at 100.00         N/R        1,804,410
              Island Properties Inc., Series 1993A, 9.750%, 1/01/23

       3,000 Sunrise, Florida, Utility System Revenue Refunding Bonds,       No Opt. Call         AAA        3,382,740
              Series 1998, 5.500%, 10/01/18 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      12,225 Total Florida                                                                                  13,034,556
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.4%

       1,000 Fulton County Development Authority, Georgia, Revenue           No Opt. Call         AAA        1,082,290
              Bonds, Georgia Tech - Klaus Parking and Family Housing,
              Series 2003, 5.000%, 11/01/13 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             Illinois - 7.7%

             Champaign, Illinois, General Obligation Public Safety Sales
             Tax Bonds, Series 1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call         AAA        1,620,966
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call         AAA        1,834,355

       1,020 Chicago Board of Education, Illinois, General Obligation     12/14 at 100.00         AAA        1,130,854
              Bonds, DePriest Elementary School, Series 2004H, 5.500%,
              12/01/22 - MBIA Insured

       2,000 Illinois Development Finance Authority, Revenue Bonds,        9/06 at 102.00         AAA        2,070,760
              Presbyterian Home of Lake Forest, Series 1996B, 6.300%,
              9/01/22 - FSA Insured

       2,000 Illinois Health Facilities Authority, Revenue Bonds,          8/06 at 102.00    N/R/(3)/        2,076,160
              Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17
              (Pre-refunded 8/15/06)

       4,000 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00        BBB-        4,008,280
              Victory Health Services, Series 1997A, 5.750%, 8/15/27

----
36

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

 $     3,320 Kane County, Illinois, Motor Fuel and Tax Alternative           No Opt. Call         AAA  $     3,721,056
              Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC
              Insured

       1,260 Markham, Illinois, Alternative Source Revenue Bonds, Series   4/15 at 100.00          AA        1,331,228
              2005A, 5.250%, 4/01/23 - RAAI Insured

       3,000 Metropolitan Pier and Exposition Authority, Illinois,           No Opt. Call         AAA        3,963,330
              Revenue Bonds, McCormick Place Hospitality Facility,
              Series 1996A, 7.000%, 7/01/26 (ETM)

       1,645 Warren Township School District 121, Lake County, Gurnee,     3/14 at 101.00         AAA        1,822,874
              Illinois, General Obligation Bonds, Series 2004C, 5.500%,
              3/01/22 - AMBAC Insured

       4,075 Will County School District 88A, Richland, Illinois,          1/15 at 100.00         Aaa        4,388,775
              General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------------
      24,735 Total Illinois                                                                                 27,968,638
----------------------------------------------------------------------------------------------------------------------
             Indiana - 3.2%

       2,805 DeKalb Eastern High School Building Corporation, Indiana,     1/12 at 100.00         AAA        3,139,805
              First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA
              Insured

       1,235 Hendricks County Building Facilities Corporation, Indiana,    7/14 at 100.00         Aa3        1,356,079
              First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24

         960 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00         Aaa          980,026
              Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30
              (Alternative Minimum Tax)

       1,010 Indiana Transportation Finance Authority, Highway Revenue       No Opt. Call          AA        1,212,858
              Bonds, Series 1992A, 6.800%, 12/01/16

       1,815 Indiana Transportation Finance Authority, Highway Revenue     6/13 at 100.00         AAA        1,990,728
              Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded
              6/01/13) - FSA Insured

       1,805 Munster School Building Corporation, Lake County, Indiana,    1/16 at 100.00         AAA        1,949,490
              First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 - FSA
              Insured

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00         AAA        1,059,240
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
      10,630 Total Indiana                                                                                  11,688,226
----------------------------------------------------------------------------------------------------------------------
             Kansas - 0.7%

       2,585 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/11 at 104.50         Aaa        2,679,223
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum
              Tax)
----------------------------------------------------------------------------------------------------------------------
             Kentucky - 0.5%

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00         BB-        1,977,840
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare Inc., Series 1997, 5.875%,
              10/01/22
----------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.2%

         535 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00         Aaa          546,417
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

       2,525 Louisiana Local Government Environmental Facilities and      12/12 at 100.00         AAA        2,720,006
              Community Development Authority, Revenue Bonds, Baton
              Rouge Community College Facilities Corporation, Series
              2002, 5.375%, 12/01/21 - MBIA Insured

       4,750 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB        4,862,290
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.500%, 5/15/30
----------------------------------------------------------------------------------------------------------------------
       7,810 Total Louisiana                                                                                 8,128,713
----------------------------------------------------------------------------------------------------------------------
             Maryland - 2.0%

       2,000 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00          A-        2,071,020
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       5,000 University of Maryland, Auxiliary Facility and Tuition        4/13 at 100.00          AA        5,278,650
              Revenue Bonds, Series 2003A, 5.000%, 4/01/21
----------------------------------------------------------------------------------------------------------------------
       7,000 Total Maryland                                                                                  7,349,670
----------------------------------------------------------------------------------------------------------------------

----
37

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.4%

 $     3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00         BBB  $     3,067,050
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       5,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/12 at 100.00         AAA        5,486,600
              Series 2002D, 5.375%, 8/01/21 (Pre- refunded 8/01/12) -
              MBIA Insured

       2,480 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call          AA        2,829,457
              5.500%, 10/01/18

       1,000 Massachusetts, General Obligation Bonds, Series 2003D,       10/13 at 100.00     AA/(3)/        1,094,560
              5.250%, 10/01/22 (Pre-refunded 10/01/13)
----------------------------------------------------------------------------------------------------------------------
      11,480 Total Massachusetts                                                                            12,477,667
----------------------------------------------------------------------------------------------------------------------
             Michigan - 3.4%

       2,755 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00         AAA        2,920,851
              General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 -
              FGIC Insured

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00         BB-        1,923,260
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       3,000 Michigan State Hospital Finance Authority, Revenue            2/06 at 100.00         BB-        3,001,560
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00          A3        2,084,200
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue          12/12 at 100.00         AAA        2,621,750
              Refunding Bonds, Detroit Edison Company, Series 2002C,
              5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      12,255 Total Michigan                                                                                 12,551,621
----------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.4%

          75 Minnesota Housing Finance Agency, Single Family Remarketed    7/10 at 101.50         AA+           77,172
              Mortgage Bonds, Series 1997G, 6.000%, 1/01/18

       1,080 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,     12/13 at 100.00         AA+        1,179,446
              Office Building at Cedar Street, Series 2003, 5.250%,
              12/01/20
----------------------------------------------------------------------------------------------------------------------
       1,155 Total Minnesota                                                                                 1,256,618
----------------------------------------------------------------------------------------------------------------------
             Missouri - 1.8%

       2,060 Howard Bend Levee District, Missouri, Levee District            No Opt. Call         AAA        2,365,127
              Improvement Bonds, Series 2005, 5.500%, 3/01/29 - XLCA
              Insured

       1,970 Missouri Housing Development Commission, Single Family        3/14 at 100.00         AAA        2,058,059
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)

       1,915 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call         AAA        2,217,551
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
       5,945 Total Missouri                                                                                  6,640,737
----------------------------------------------------------------------------------------------------------------------
             New Hampshire - 3.1%

       5,500 New Hampshire Business Finance Authority, Pollution Control   5/12 at 101.00         AAA        5,970,195
              Revenue Refunding Bonds, Public Service Company of New
              Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured

       5,000 New Hampshire Housing Finance Agency, Single Family           1/15 at 100.00         Aa2        5,365,600
              Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%,
              1/01/35 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      10,500 Total New Hampshire                                                                            11,335,795
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 1.9%

       1,335 Manalapan-Englishtown Regional Board of Education, New          No Opt. Call         Aaa        1,585,299
              Jersey, General Obligation Bonds, Series 2004, 5.750%,
              12/01/21 - FGIC Insured

       1,500 New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call         AAA        1,686,120
              7/15/19 - AMBAC Insured

       2,000 Passaic Valley Water Commission, New Jersey, Water System       No Opt. Call         AAA        2,198,940
              Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured

       1,380 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00         BBB        1,429,059
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
----------------------------------------------------------------------------------------------------------------------
       6,215 Total New Jersey                                                                                6,899,418
----------------------------------------------------------------------------------------------------------------------

----
38

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             New York - 11.2%

 $     1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00         AAA  $     1,109,670
              Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
              (Pre-refunded 10/01/14) - FSA Insured

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00         AA-        4,206,760
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00         Aa3        3,553,848
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 11.110%, 11/01/17 (IF)

         115 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00         AAA          120,149
              Series 1997I, 6.250%, 4/15/27 (Pre-refunded 4/15/07)

       5,000 New York City, New York, General Obligation Bonds, Fiscal     8/12 at 100.00          A+        5,511,500
              Series 2003A, 5.750%, 8/01/16

       3,500 New York City, New York, General Obligation Bonds, Fiscal     8/13 at 100.00          A+        3,805,375
              Series 2004A, 5.500%, 8/01/20

          15 New York City, New York, General Obligation Bonds, Series     2/06 at 100.00          A+           15,050
              1991B, 7.500%, 2/01/09

       3,500 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00         AAA        3,767,435
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 -
              AMBAC Insured

       5,000 New York State Urban Development Corporation, Service         1/17 at 100.00         AA-        5,394,050
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       2,125 New York State Urban Development Corporation, Special           No Opt. Call         AA-        2,383,039
              Project Revenue Bonds, University Facilities Grants,
              Series 1995, 5.500%, 1/01/19

       5,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call         AAA        5,814,750
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 7.000%, 12/01/12 - MBIA Insured (Alternative Minimum
              Tax)

       5,000 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00         N/R        5,048,250
              Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      36,955 Total New York                                                                                 40,729,876
----------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.6%

       1,800 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         AAA        2,162,754
              Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 -
              FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             Ohio - 1.2%

       2,435 American Municipal Power Ohio Inc., Genoa Village, Electric   2/14 at 100.00         AAA        2,581,441
              System Improvement Revenue Bonds, Series 2004, 5.250%,
              2/15/24 - AGC Insured

       1,750 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00        BBB+        1,793,173
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.375%, 5/15/26
----------------------------------------------------------------------------------------------------------------------
       4,185 Total Ohio                                                                                      4,374,614
----------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

       1,730 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00         AAA        1,949,502
              Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%,
              11/01/24 - XLCA Insured

       5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00          B-        4,871,050
              Bonds, American Airlines Inc., Series 2001B, 5.650%,
              12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
       6,730 Total Oklahoma                                                                                  6,820,552
----------------------------------------------------------------------------------------------------------------------
             Oregon - 0.6%

       2,170 Marion County Housing Authority, Oregon, Senior Lien         10/06 at 105.00         AAA        2,317,386
              Multifamily Housing Revenue Bonds, Elliot Residence,
              Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.3%

       2,500 Allegheny County Higher Education Building Authority,         2/06 at 102.00        Baa3        2,555,225
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.400%, 2/15/14

       1,000 Allegheny County Hospital Development Authority,             11/10 at 102.00         AAA        1,127,480
              Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
              Health System, Series 2000A, 6.500%, 11/15/30 - MBIA
              Insured

       5,935 Delaware River Port Authority, New Jersey and Pennsylvania,   1/08 at 100.00         AAA        7,324,918
              Revenue Bonds, DRIVERS Series 144, Inverse Floaters,
              10.440%, 1/01/15 - FSA Insured (IF)

----
39

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

 $       390 Falls Township Hospital Authority, Pennsylvania,              2/06 at 100.00         AAA  $       391,993
              FHA-Insured Revenue Refunding Bonds, Delaware Valley
              Medical Center, Series 1992, 7.000%, 8/01/22

         635 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00           A          630,238
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      10,460 Total Pennsylvania                                                                             12,029,854
----------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.8%

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA        1,057,270
              Series 2005RR, 5.000%, 7/01/25 - XLCA Insured

       3,000 Puerto Rico Housing Finance Authority, Capital Fund Program  12/13 at 100.00          AA        3,161,700
              Revenue Bonds, Series 2003, 5.000%, 12/01/20

       2,000 Puerto Rico, General Obligation and Public Improvement          No Opt. Call         AAA        2,392,960
              Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------------
       6,000 Total Puerto Rico                                                                               6,611,930
----------------------------------------------------------------------------------------------------------------------
             South Carolina - 2.2%

         200 Greenville, South Carolina, Hospital Facilities Revenue         No Opt. Call         AA-          231,612
              Bonds, Series 1990, 6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00           A        2,615,400
       3,250  5.500%, 10/01/31                                            10/11 at 100.00           A        3,383,542

       1,000 Newberry County, South Carolina, Special Source Revenue      12/15 at 100.00          AA        1,034,080
              Bonds, Newberry County Memorial Hospital, Series 2005,
              5.250%, 12/01/29 - RAAI Insured

         500 South Carolina Education Assistance Authority, Guaranteed     3/06 at 100.00           A          500,755
              Student Loan Revenue Refunding Bonds, Series 1994, 6.300%,
              9/01/08 (Alternative Minimum Tax)

          80 South Carolina Housing Finance and Development Authority,     5/06 at 102.00         Aa2           80,714
              Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
       7,530 Total South Carolina                                                                            7,846,103
----------------------------------------------------------------------------------------------------------------------
             South Dakota - 1.8%

       6,100 South Dakota Education Loans Inc., Revenue Bonds,             6/08 at 102.00          A2        6,386,029
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Tennessee - 5.2%

       2,435 Knox County Health, Educational and Housing Facilities        4/12 at 101.00        Baa3        2,585,946
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       8,115 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00         AAA        8,746,586
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
              Insured (Alternative Minimum Tax)

         890 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00    N/R/(3)/        1,006,635
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992A, 9.750%, 8/01/19
              (Pre-refunded 8/01/07)

         905 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00    N/R/(3)/        1,023,600
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992C, 9.750%, 8/01/19
              (Pre-refunded 8/01/07)

       5,400 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00         N/R        5,590,566
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29
----------------------------------------------------------------------------------------------------------------------
      17,745 Total Tennessee                                                                                18,953,333
----------------------------------------------------------------------------------------------------------------------
             Texas - 8.2%

       3,115 Central Texas Regional Mobility Authority, Travis and         1/15 at 100.00         AAA        3,259,692
              Williamson Counties, Toll Road Revenue Bonds, Series 2005,
              5.000%, 1/01/23 - FGIC Insured

       1,190 Fort Worth, Texas, General Obligation Bonds, Series 2003,     3/13 at 100.00         AAA        1,249,250
              5.000%, 3/01/21 - FGIC Insured

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00          AA        3,585,628
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00          AA        3,309,810

----
40

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Texas (continued)

 $     5,250 Harlingen Independent School District, Cameron County,        8/09 at 100.00         AAA  $     5,611,883
              Texas, Unlimited Tax School Building Bonds, Series 1999,
              5.500%, 8/15/26 (Pre-refunded 8/15/09)

       3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00        Baa2        3,336,543
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County Health Facilities Development Corporation,    11/10 at 101.00     A+/(3)/        4,571,600
              Texas, Hospital Revenue Bonds, Adventist Health System -
              Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
              (Pre-refunded 11/15/10)

       3,020 Tom Green County Health Facilities Development Corporation,   5/11 at 101.00        Baa3        3,310,222
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21

       1,500 Wichita Falls, Wichita County, Texas, Priority Lien Water     8/11 at 100.00         AAA        1,613,565
              and Sewerage System Revenue Bonds, Series 2001, 5.375%,
              8/01/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      27,475 Total Texas                                                                                    29,848,193
----------------------------------------------------------------------------------------------------------------------
             Virginia - 0.9%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3        3,223,470
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28
----------------------------------------------------------------------------------------------------------------------
             Washington - 4.3%

       2,405 Franklin County Public Utility District 1, Washington,        9/12 at 100.00         AAA        2,647,400
              Electric Revenue Refunding Bonds, Series 2002,
              5.625%, 9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA        5,400,900
              Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA
              Insured (Alternative Minimum Tax)

       1,920 Washington State Healthcare Facilities Authority, Revenue     1/11 at 102.00         Aa3        2,049,869
              Bonds, Sea-Mar Community Health Centers, Series 2001,
              5.750%, 1/01/26

       5,175 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00         BBB        5,651,204
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26
----------------------------------------------------------------------------------------------------------------------
      14,500 Total Washington                                                                               15,749,373
----------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.6%

       2,635 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00         BBB        2,793,284
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue            4/12 at 100.00         AA-        3,745,315
              Refunding Bonds, Madison Gas and Electric Company
              Projects, Series 2002A, 5.875%, 10/01/34 (Alternative
              Minimum Tax)

       2,760 Manitowoc, Wisconsin, Power System Revenue Bonds, Series     10/14 at 100.00         AAA        2,913,732
              2004, 5.000%, 10/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
       8,895 Total Wisconsin                                                                                 9,452,331
----------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.4%

       1,000 Wyoming Loan and Investment Board, Capital Facilities        10/14 at 100.00          AA        1,046,090
              Revenue Bonds, Series 2005, 5.000%, 10/01/24
----------------------------------------------------------------------------------------------------------------------
 $   335,555 Total Investments (cost $343,567,410) - 99.4%                                                 361,694,156
----------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.6%                                                            2,355,651
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                         $   364,049,807
             -------------------------------------------------------------------------------------------------------

             (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
             (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
             (3) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
             N/R Investment is not rated.
           (ETM)Security is escrowed to maturity.
            (IF) Inverse floating rate security.

----
41

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
January 31, 2006


              Income Tax Information
              The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

              At January 31, 2006, the cost of investments was $343,373,309. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $19,161,829
       Depreciation                                               (840,982)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $18,320,847
     ----------------------------------------------------------------------

----
42

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Alabama - 4.5%

 $    10,000 Alabama Incentives Financing Authority, Special Obligation   10/09 at 102.00         AAA  $    10,980,400
              Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue       10/09 at 101.00         Aaa        5,438,550
              Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured

       1,465 Montgomery, Alabama, General Obligation Warrants, Series      5/12 at 101.00         AAA        1,593,261
              2003, 5.250%, 5/01/20 - AMBAC Insured

       9,000 University of Alabama, Birmingham, Hospital Revenue Bonds,    9/10 at 101.00         AAA        9,838,260
              Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA
              Insured

       4,000 University of Alabama, Tuscaloosa, General Revenue Bonds,     7/14 at 100.00         AAA        4,177,160
              Series 2004A, 5.000%, 7/01/29 - MBIA Insured

      12,255 Walker County, Alabama, General Obligation Bonds, Series       8/12 at 77.49         AAA        7,184,126
              2002, 0.000%, 2/01/32 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      41,720 Total Alabama                                                                                  39,211,757
----------------------------------------------------------------------------------------------------------------------
             Alaska - 0.5%

       4,500 Alaska Industrial Development and Export Authority,           4/07 at 102.00         AAA        4,696,245
              Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 - MBIA
              Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Arizona - 1.3%

       1,350 Arizona State University, Certificates of Participation,      3/15 at 100.00         AAA        1,415,732
              Resh Infrastructure Projects, Series 2005A, 5.000%,
              9/01/25 - AMBAC Insured

       3,075 Maricopa County Union High School District 210, Phoenix,      7/14 at 100.00         AAA        3,291,695
              Arizona, General Obligation Bonds, Series 2004A, 5.000%,
              7/01/18 - FSA Insured

       1,000 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00         AAA        1,052,930
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       4,970 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00         Aaa        5,203,988
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      10,395 Total Arizona                                                                                  10,964,345
----------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.6%

             University of Arkansas, Fayetteville, Revenue Bonds,
             Medical Sciences Campus, Series 2004B:
       2,655  5.000%, 11/01/23 - MBIA Insured                             11/14 at 100.00         Aaa        2,794,122
       2,000  5.000%, 11/01/26 - MBIA Insured                             11/14 at 100.00         Aaa        2,091,420
----------------------------------------------------------------------------------------------------------------------
       4,655 Total Arkansas                                                                                  4,885,542
----------------------------------------------------------------------------------------------------------------------
             California - 14.4%

       5,000 California Department of Veterans Affairs, Home Purchase      6/12 at 101.00         AAA        5,279,600
              Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC
              Insured

       1,000 California Department of Water Resources, Water System       12/14 at 100.00         AAA        1,049,810
              Revenue Bonds, Central Valley Project, Series 2005AC,
              5.000%, 12/01/27 - MBIA Insured

       2,000 California Department of Water Resources, Water System        6/15 at 100.00         AAA        2,135,920
              Revenue Bonds, Central Valley Project, Series 2005AD,
              5.000%, 12/01/21 - FSA Insured

       1,340 California Educational Facilities Authority, Revenue Bonds,  10/15 at 100.00         Aaa        1,460,211
              Occidental College, Series 2005A, 5.250%, 10/01/24 - MBIA
              Insured

       1,000 California Health Facilities Financing Authority, Revenue    11/15 at 100.00          A3        1,017,360
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/27

       5,000 California State Public Works Board, Lease Revenue Bonds,     3/12 at 100.00         AAA        5,167,850
              Department of General Services, Series 2002B, 5.000%,
              3/01/27 - AMBAC Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00         AAA        2,375,168
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       5,000 California, General Obligation Bonds, Series 2005, 5.000%,    8/15 at 100.00           A        5,272,600
              8/01/22

       1,385 Fullerton Public Financing Authority, California, Tax         9/15 at 100.00         AAA        1,447,699
              Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 -
              AMBAC Insured

----
43

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                  Provisions/(1)/ Ratings/(2)/           Value
---------------------------------------------------------------------------------------------------------------------------
               California (continued)

 $     6,000   Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00         AAA  $     6,280,920
                Allocation Bonds, Bunker Hill Project, Series 2004A,
                5.000%, 12/01/24 - FSA Insured

       5,470   Los Angeles Harbors Department, California, Revenue Bonds,    8/16 at 102.00         AAA        5,779,547
                Series 2006A, 5.000%, 8/01/22 (WI/DD, Settling 5/04/06) -
                FGIC Insured (Alternative Minimum Tax)

       3,255   Los Angeles Unified School District, California, General      7/15 at 100.00         AAA        3,464,817
                Obligation Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC
                Insured

       8,000   Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00         AAA        8,773,360
                Foundation - Kaiser Permanente, Series 1999A, 6.000%,
                1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

       2,355   Oakland, California, Sewerage Revenue Bonds, Series 2004A,    6/14 at 100.00         AAA        2,475,670
                5.000%, 6/15/25 - FSA Insured

      13,750   Ontario Redevelopment Financing Authority, San Bernardino     2/06 at 100.00         AAA       14,307,700
                County, California, Revenue Bonds, Redevelopment Project
                1, Series 1993, 5.800%, 8/01/23 - MBIA Insured (ETM)

      10,000   Orange County Sanitation District, California, Certificates   8/13 at 100.00         AAA       10,587,100
                of Participation, Series 2003, 5.250%, 2/01/27 - FGIC
                Insured

       2,035   Redding, California, Electric System Revenue Certificates     6/15 at 100.00         AAA        2,103,111
                of Participation, Series 2005, 5.000%, 6/01/30 - FGIC
                Insured

       2,000   Rio Hondo Community College District, California, General     8/15 at 100.00         AAA        2,129,920
                Obligation Bonds, Series 2005A, 5.000%, 8/01/22 - FGIC
                Insured

       2,500   Sacramento County Sanitation Financing Authority,            12/15 at 100.00         AAA        2,612,775
                California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21
                - FGIC Insured

       2,000   Sacramento Municipal Utility District, California, Electric   8/13 at 100.00         AAA        2,111,180
                Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured

      10,000   San Diego County Water Authority, California, Water Revenue   5/15 at 100.00         AAA       10,439,700
                Certificates of Participation, Series 2004A, 5.000%,
                5/01/30 - FSA Insured

       1,030   San Diego County, California, Certificates of                 2/15 at 100.00         AAA        1,076,690
                Participation, Edgemoor Facility Project and Regional
                System, Series 2005, 5.000%, 2/01/25 - AMBAC Insured

       1,500   San Diego Unified Port District, California, Revenue Bonds,   9/14 at 100.00         AAA        1,555,560
                Series 2004B, 5.000%, 9/01/29 - MBIA Insured

       6,995   San Francisco Airports Commission, California, Revenue        5/11 at 100.00         AAA        7,183,096
                Refunding Bonds, San Francisco International Airport,
                Second Series 2001, Issue 27A, 5.250%, 5/01/31 - MBIA
                Insured (Alternative Minimum Tax)

       8,390   San Joaquin Hills Transportation Corridor Agency, Orange        No Opt. Call         AAA        3,662,571
                County, California, Toll Road Revenue Bonds, Series 1997A,
                0.000%, 1/15/24 - MBIA Insured

       6,100   San Luis Obispo County, California, Certificates of          10/12 at 100.00         AAA        6,304,777
                Participation, New County Government Center, Series 2002A,
                5.000%, 10/15/27 - MBIA Insured

       6,000   San Ramon Valley Unified School District, Contra Costa        8/14 at 100.00         AAA        6,320,400
                County, California, General Obligation Bonds, Series 2004,
                5.000%, 8/01/24 - FSA Insured

       2,000   Walnut Energy Center Authority, California, Electric          1/14 at 100.00         AAA        2,059,860
                Revenue Bonds, Turlock Irrigation District, Series 2004A,
                5.000%, 1/01/34 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------
     123,355   Total California                                                                              124,434,972
---------------------------------------------------------------------------------------------------------------------------
               Colorado - 3.8%

               Broomfield, Colorado, Master Facilities Lease Purchase
               Agreement, Certificates of Participation, Series 1999:
       5,030    5.875%, 12/01/19 - AMBAC Insured                            12/09 at 100.00         AAA        5,426,716
       5,000    6.000%, 12/01/29 - AMBAC Insured                            12/09 at 100.00         AAA        5,407,550

               Colorado Educational and Cultural Facilities Authority,
               Charter School Revenue Bonds, Bromley School, Series 2005:
       1,150    5.125%, 9/15/20 - XLCA Insured                               9/15 at 100.00         AAA        1,234,088
       2,140    5.250%, 9/15/32 - XLCA Insured                               9/15 at 100.00         AAA        2,263,264

      10,000   Colorado Health Facilities Authority, Hospital Improvement    5/09 at 101.00         AAA       10,794,900
                Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24
                (Pre-refunded 5/15/09) - FSA Insured

----
44

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Colorado (continued)

 $     3,750 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 65.63         AAA  $     2,077,838
              Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded
              9/01/10) - MBIA Insured

       1,095 El Paso County, Colorado, GNMA Collateralized Mortgage       12/12 at 100.00         Aaa        1,122,463
              Revenue Bonds, Stetson Meadows Project, Series 2002A,
              5.100%, 12/20/22 (Alternative Minimum Tax)

       2,785 Mesa County Valley School District 51, Grand Junction,       12/14 at 100.00         Aaa        2,944,692
              Colorado, General Obligation Bonds, Series 2004A, 5.000%,
              12/01/23 - MBIA Insured

       1,650 University of Colorado, Enterprise System Revenue Bonds,      6/15 at 100.00         AAA        1,737,285
              Series 2005, 5.000%, 6/01/26 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
      32,600 Total Colorado                                                                                 33,008,796
----------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.9%

       3,000 Connecticut, General Obligation Bonds, Series 2004D,         12/14 at 100.00         AAA        3,185,670
              5.000%, 12/01/23 - MBIA Insured

       4,250 Connecticut, Special Tax Obligation Transportation            7/15 at 100.00         AAA        4,506,955
              Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
       7,250 Total Connecticut                                                                               7,692,625
----------------------------------------------------------------------------------------------------------------------
             Florida - 3.9%

       1,565 Florida Housing Finance Corporation, Homeowner Mortgage       1/10 at 100.00         AAA        1,610,526
              Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 - FSA
              Insured (Alternative Minimum Tax)

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds,   8/10 at 100.00         AAA        4,102,645
              Sundance Pointe Apartments, Series 2000N-1, 6.050%,
              2/01/41 - FSA Insured (Alternative Minimum Tax)

       4,265 Miami-Dade County Expressway Authority, Florida, Toll         7/14 at 100.00         AAA        4,423,487
              System Revenue Bonds, Series 2004B, 5.000%, 7/01/33 - FGIC
              Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida,         1/11 at 102.00         AAA        6,204,011
              Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
              Series 2000-5A, 6.050%, 1/01/41 - FSA Insured (Alternative
              Minimum Tax)

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
             International Airport, Series 2002:
       3,500  5.250%, 10/01/22 - FGIC Insured (Alternative Minimum Tax)   10/12 at 100.00         AAA        3,664,920
       6,350  5.375%, 10/01/27 - FGIC Insured (Alternative Minimum Tax)   10/12 at 100.00         AAA        6,653,149

             Palm Beach County Housing Finance Authority, Florida,
             Multifamily Housing Revenue Bonds, Pinnacle Palms
             Apartments, Series 2001A:
         970  5.550%, 7/01/21 - FSA Insured (Alternative Minimum Tax)      7/11 at 100.00         AAA        1,014,125
       2,505  5.750%, 7/01/37 - FSA Insured (Alternative Minimum Tax)      7/11 at 100.00         AAA        2,603,296

       3,000 Tallahassee, Florida, Energy System Revenue Bonds, Series    10/15 at 100.00         AAA        3,136,710
              2005, 5.000%, 10/01/30 (WI/DD, Settling 2/01/06) - MBIA
              Insured
----------------------------------------------------------------------------------------------------------------------
      32,065 Total Florida                                                                                  33,412,869
----------------------------------------------------------------------------------------------------------------------
             Georgia - 3.0%

       2,000 Atlanta and Fulton County Recreation Authority, Georgia,     12/15 at 100.00         AAA        2,095,640
              Guaranteed Revenue Bonds, Park Improvement, Series 2005A,
              5.000%, 12/01/30 - MBIA Insured

       4,955 Cobb County Development Authority, Georgia, University        7/14 at 100.00         Aaa        5,385,936
              Facilities Revenue Bonds, Kennesaw State University,
              Series 2004C, 5.250%, 7/15/24 - MBIA Insured

       1,085 Columbus, Georgia, Water and Sewerage Revenue Bonds, Series   5/14 at 100.00         AAA        1,141,442
              2005, 5.000%, 5/01/25 - MBIA Insured

             Fulton County Development Authority, Georgia, Revenue
             Bonds, Georgia Tech Molecular Science Building, Series 2004:
       1,250  5.250%, 5/01/21 - MBIA Insured                               5/14 at 100.00         AAA        1,363,113
       2,490  5.250%, 5/01/23 - MBIA Insured                               5/14 at 100.00         AAA        2,712,755

             Marietta Development Authority, Georgia, First Mortgage
             Revenue Bonds, Life College Inc., Series 1995A:
       3,020  5.950%, 9/01/19 - FSA Insured                                3/06 at 102.00         AAA        3,086,229
       6,180  6.250%, 9/01/25 - FSA Insured                                3/06 at 102.00         AAA        6,317,381

       2,250 Oconee County Industrial Development Authority, Georgia,      7/13 at 100.00         Aaa        2,389,568
              Revenue Bonds, University of Georgia Office of Information
              and Instructional Technology, Series 2003, 5.250%, 7/01/23
              - XLCA Insured

----
45

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                  Provisions/(1)/ Ratings/(2)/           Value
---------------------------------------------------------------------------------------------------------------------------
               Georgia (continued)

 $     1,000   Richmond County Development Authority, Georgia, Revenue       7/15 at 100.00         Aaa  $     1,039,950
                Bonds, Augusta State University, Jaguar Student Center
                Project, Series 2005A, 5.000%, 7/01/29 - XLCA Insured
---------------------------------------------------------------------------------------------------------------------------
      24,230   Total Georgia                                                                                  25,532,014
---------------------------------------------------------------------------------------------------------------------------
               Hawaii - 0.9%

       3,300   Hawaii, General Obligation Bonds, ROL-SER II-R-153,           2/12 at 100.00         AAA        4,139,091
                10.234%, 2/01/21 - FSA Insured (IF)

       3,065   Hawaii, General Obligation Bonds, Series 2004DE, 5.000%,     10/14 at 100.00         AAA        3,226,617
                10/01/24 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------
       6,365   Total Hawaii                                                                                    7,365,708
---------------------------------------------------------------------------------------------------------------------------
               Illinois - 5.2%

       9,000   Chicago, Illinois, Second Lien General Airport Revenue        1/10 at 101.00         AAA        9,503,010
                Refunding Bonds, O'Hare International Airport,
                Series 1999, 5.500%, 1/01/18 - AMBAC Insured (Alternative
                Minimum Tax)

       2,875   Chicago, Illinois, Third Lien General Airport Revenue         1/16 at 100.00         AAA        3,104,367
                Bonds, O'Hare International Airport, Series 2005A, 5.250%,
                1/01/24 - MBIA Insured

       3,000   Chicago, Illinois, Third Lien General Airport Revenue         1/12 at 100.00         AAA        3,235,560
                Refunding Bonds, O'Hare International Airport,
                Series 2002A, 5.750%, 1/01/19 - MBIA Insured (Alternative
                Minimum Tax)

       2,930   Cicero, Cook County, Illinois, General Obligation Corporate   6/06 at 101.00         AAA        2,966,654
                Purpose Bonds, Series 1994A, 6.400%, 12/01/14 - MBIA
                Insured

       1,945   Illinois Development Finance Authority, Local Government      1/12 at 100.00         AAA        2,071,911
                Program Revenue Bonds, O'Fallon Project, Series 2002,
                5.250%, 1/01/24 - FGIC Insured

       6,500   Illinois Development Finance Authority, Revenue Bonds,       11/10 at 101.00         AAA        7,133,035
                Adventist Health System - Sunbelt Obligated Group, Series
                1997A, 5.875%, 11/15/20 - MBIA Insured

       2,705   Illinois, General Obligation Bonds, Illinois FIRST Program,  12/10 at 100.00         AAA        2,902,086
                Series 2000, 5.400%, 12/01/20 - MBIA Insured

       1,330   Kane County School District 129, Aurora West, Illinois,       2/13 at 100.00         AAA        1,516,958
                General Obligation Bonds, Series 2003, 6.000%, 2/01/23
                (Pre-refunded 2/01/13) - FGIC Insured

       8,025   Metropolitan Pier and Exposition Authority, Illinois,           No Opt. Call         AAA        3,956,245
                Revenue Refunding Bonds, McCormick Place Expansion
                Project, Series 1996A, 0.000%, 12/15/21 - MBIA Insured

       8,000   University of Illinois, Certificates of Participation,        8/11 at 100.00         AAA        8,572,320
                Utility Infrastructure Projects, Series 2001A,
                5.000%, 8/15/21 (Pre-refunded 8/15/11) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------
      46,310   Total Illinois                                                                                 44,962,146
---------------------------------------------------------------------------------------------------------------------------
               Indiana - 5.0%

               Boone County Hospital Association, Indiana, Lease Revenue
               Bonds, Series 2001:
       3,190    5.500%, 1/15/21 (Pre-refunded 7/15/11) - FGIC Insured        7/11 at 100.00         AAA        3,486,415
       8,605    5.500%, 1/15/26 (Pre-refunded 7/15/11) - FGIC Insured        7/11 at 100.00         AAA        9,404,577

       4,000   Huntington Countywide School Building Corporation II,         7/12 at 100.00         AAA        4,188,360
                Indiana, First Mortgage Bonds, Series 2002,
                5.125%, 7/15/22 - MBIA Insured

               Indiana Housing Finance Authority, Single Family Mortgage
               Revenue Bonds, Series 1997B-2:
         335    6.000%, 7/01/16 (Alternative Minimum Tax)                    1/07 at 101.50         Aaa          343,784
       1,935    6.125%, 1/01/27 (Alternative Minimum Tax)                    1/07 at 101.50         Aaa        1,984,284

      11,915   Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00         AAA       12,951,009
                Waterworks Project, Series 2002A, 5.125%, 7/01/27
                (Pre-refunded 7/01/12) - MBIA Insured

       6,085   Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00         AAA        6,346,351
                Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA
                Insured

       3,000   Portage Township Multi-School Building Corporation, Porter    7/12 at 100.00         AAA        3,193,620
                County, Indiana, First Mortgage Bonds, Series 2002,
                5.125%, 7/15/22 - FGIC Insured

       1,005   St. Joseph County, Indiana, Economic Development Revenue      4/12 at 100.00         AAA        1,078,385
                Bonds, St. Mary's College, Series 2002, 5.375%, 4/01/22 -
                MBIA Insured
---------------------------------------------------------------------------------------------------------------------------
      40,070   Total Indiana                                                                                  42,976,785
---------------------------------------------------------------------------------------------------------------------------

----
46

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

 $     3,885 Kansas Development Finance Authority, Revenue Bonds, State    5/15 at 100.00         AAA  $     4,049,802
              Projects, Series 2005H, 5.000%, 5/01/32 - MBIA Insured

       3,065 Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2,     9/14 at 101.00         AAA        3,242,188
              5.000%, 9/01/26 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
       6,950 Total Kansas                                                                                    7,291,990
----------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.9%

       3,020 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00         AAA        3,226,055
              Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured

       2,685 Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00          A+        2,752,769
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 2005A, 5.250%, 8/15/31

       1,640 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA        1,739,482
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------------
       7,345 Total Louisiana                                                                                 7,718,306
----------------------------------------------------------------------------------------------------------------------
             Maine - 0.0%

         180 Maine Health and Higher Educational Facilities Authority,     7/07 at 100.00         AAA          183,933
              Revenue Bonds, Series 1995A, 5.875%, 7/01/25 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Maryland - 0.2%

             Baltimore, Maryland, Senior Lien Convention Center Hotel
             Revenue Bonds, Series 2006A:
       1,050  5.250%, 9/01/27 (WI/DD, Settling 2/08/06) - XLCA Insured     9/16 at 100.00         AAA        1,134,525
       1,750  5.250%, 9/01/28 (WI/DD, Settling 2/08/06) - XLCA Insured     9/16 at 100.00         AAA        1,887,778
----------------------------------------------------------------------------------------------------------------------
       2,800 Total Maryland                                                                                  3,022,303
----------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.1%

       9,095 Massachusetts Housing Finance Agency, Rental Housing          1/11 at 100.00         AAA        9,436,699
              Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 -
              AMBAC Insured (Alternative Minimum Tax)

       8,000 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA        8,772,080
              Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14)
              - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
      17,095 Total Massachusetts                                                                            18,208,779
----------------------------------------------------------------------------------------------------------------------
             Michigan - 7.4%

      12,130 Bay City, Bay County, Michigan, Unlimited Tax General           No Opt. Call         AAA        5,940,910
              Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 -
              AMBAC Insured

       8,575 Charlotte Public School District, Easton County, Michigan,    5/15 at 100.00         AAA        8,971,937
              General Obligation Bonds, Series 2005, 5.000%, 5/01/29 -
              MBIA Insured

             Detroit, Michigan, General Obligation Bonds, Series 2003A:
       2,705  5.250%, 4/01/14 - XLCA Insured                               4/13 at 100.00         AAA        2,928,622
       2,995  5.250%, 4/01/16 - XLCA Insured                               4/13 at 100.00         AAA        3,218,008

       7,280 Michigan Housing Development Authority, Rental Housing        4/07 at 102.00         AAA        7,607,090
              Revenue Bonds, Series 1997A, 6.100%, 10/01/33 - AMBAC
              Insured (Alternative Minimum Tax)

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Ascension Health Credit Group, Series 1999A:
      13,500  5.750%, 11/15/17 (Pre-refunded 11/15/09) - MBIA Insured     11/09 at 101.00         AAA       14,679,090
      13,675  6.125%, 11/15/26 (Pre-refunded 11/15/09) - MBIA Insured     11/09 at 101.00         AAA       15,047,286

       5,455 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/12 at 100.00         AAA        5,867,125
              Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 -
              FGIC Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      66,315 Total Michigan                                                                                 64,260,068
----------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.5%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission,        1/11 at 100.00         AAA        2,305,940
              Minnesota, Subordinate Lien Airport Revenue Bonds, Series
              2001D, 5.750%, 1/01/16 - FGIC Insured (Alternative Minimum
              Tax)

       9,675 St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud     5/10 at 101.00         Aaa       10,533,850
              Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------------
      11,825 Total Minnesota                                                                                12,839,790
----------------------------------------------------------------------------------------------------------------------

----
47

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

 $     7,450 Walnut Grove Correctional Authority, Mississippi,            11/09 at 102.00         AAA  $     8,242,904
              Certificates of Participation, Department of Corrections,
              Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) -
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%

       7,600 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00         AAA        8,012,452
              Development Agency, Mass Transit Sales Tax Appropriation
              Bonds, Metrolink Cross County Extension Project, Series
              2002B, 5.000%, 10/01/23 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Montana - 0.1%

       1,000 Montana State University, General Revenue Bonds, Series      11/14 at 100.00         AAA        1,064,660
              2004I, 5.000%, 11/15/21 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Nevada - 1.2%

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds,  12/09 at 102.00         AAA        3,974,849
              Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38
              - AMBAC Insured (Alternative Minimum Tax)

       2,000 Clark County, Nevada, Industrial Development Revenue          4/06 at 100.00         AAA        2,070,260
              Refunding Bonds, Nevada Power Company, Series 1992C,
              7.200%, 10/01/22 - AMBAC Insured

       2,000 Clark County, Nevada, Subordinate Lien Airport Revenue        7/14 at 100.00         AAA        2,102,140
              Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Senior Lien Tax      10/12 at 101.00         AAA        2,268,546
              Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------------
       9,725 Total Nevada                                                                                   10,415,795
----------------------------------------------------------------------------------------------------------------------
             New Jersey - 2.8%

             New Jersey Economic Development Authority, Revenue Bonds,
             Motor Vehicle Surcharge, Series 2004A:
       1,775  5.000%, 7/01/22 - MBIA Insured                               7/14 at 100.00         AAA        1,876,672
       1,775  5.000%, 7/01/23 - MBIA Insured                               7/14 at 100.00         AAA        1,872,803

             New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
       6,500  5.000%, 1/01/19 - FGIC Insured                               7/13 at 100.00         AAA        6,937,905
       4,000  5.000%, 1/01/23 - FSA Insured                                7/13 at 100.00         AAA        4,211,080

             New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
       3,000  5.000%, 1/01/21 - FSA Insured                                1/15 at 100.00         AAA        3,191,790
       3,315  5.000%, 1/01/25 - FSA Insured                                1/15 at 100.00         AAA        3,494,043

       2,140 Rutgers State University, New Jersey, Revenue Bonds, Series   5/14 at 100.00         AAA        2,275,847
              2004E, 5.000%, 5/01/20 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
      22,505 Total New Jersey                                                                               23,860,140
----------------------------------------------------------------------------------------------------------------------
             New York - 5.2%

       1,880 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA        1,983,814
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 8/01/23 - FGIC Insured

       1,665 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA        1,752,129
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/25 - AMBAC Insured

       1,665 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA        1,757,890
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/24 - AMBAC Insured

       4,600 Metropolitan Transportation Authority, New York,             11/15 at 100.00           A        4,743,014
              Transportation Revenue Bonds, Series 2005F,
              5.000%, 11/15/30

       1,250 New York City Municipal Water Finance Authority, New York,    6/15 at 100.00         AAA        1,319,325
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2005C, 5.000%, 6/15/25 - MBIA Insured

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       4,825  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00         AAA        5,101,907
       1,665  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA        1,758,074

       5,000 New York City, New York, General Obligation Bonds, Fiscal     4/15 at 100.00         AAA        5,245,150
              Series 2005M, 5.000%, 4/01/26 - FGIC Insured

         135 New York City, New York, General Obligation Bonds, Series       No Opt. Call         AAA          135,748
              1991B, 7.000%, 2/01/18 - AMBAC Insured

----
48

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             New York (continued)

 $     3,220 New York State Thruway Authority, General Revenue Bonds,      7/15 at 100.00         AAA  $     3,391,626
              Series 2005G, 5.000%, 1/01/26 - FSA Insured

             New York State Thruway Authority, Highway and Bridge Trust
             Fund Bonds, Second Generation, Series 2005B:
       2,030  5.000%, 4/01/21 - AMBAC Insured                             10/15 at 100.00         AAA        2,170,314
       2,165  5.000%, 4/01/22 - AMBAC Insured                             10/15 at 100.00         AAA        2,305,747
       2,835  5.000%, 4/01/24 - AMBAC Insured                             10/15 at 100.00         AAA        3,003,116

       2,195 New York State Thruway Authority, State Personal Income Tax   3/15 at 100.00         AAA        2,315,769
              Revenue Bonds, Series 2005A, 5.000%, 3/15/25 - FSA Insured

             New York State Urban Development Corporation, State
             Personal Income Tax Revenue Bonds, Series 2004A-1:
       2,655  5.000%, 3/15/24 - FGIC Insured                               3/14 at 100.00         AAA        2,787,644
       1,515  5.000%, 3/15/25 - FGIC Insured                               3/14 at 100.00         AAA        1,590,689
       1,000  5.000%, 3/15/26 - FGIC Insured                               3/14 at 100.00         AAA        1,047,160

       2,000 Port Authority of New York and New Jersey, Consolidated       6/15 at 101.00         AAA        2,111,340
              Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%,
              12/01/27 - XLCA Insured
----------------------------------------------------------------------------------------------------------------------
      42,300 Total New York                                                                                 44,520,456
----------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.2%

       2,400 Mooresville, North Carolina, Enterprise System Revenue        5/14 at 100.00         AAA        2,521,440
              Bonds, Series 2004, 5.000%, 5/01/25 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.6%

       5,000 Fargo, North Dakota, Health System Revenue Bonds, MeritCare   6/12 at 100.00         AAA        5,175,800
              Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------------
             Ohio - 1.1%

       1,000 Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00         AAA        1,078,600
              General Obligation Bonds, Series 2004, 5.250%, 12/01/23 -
              FSA Insured

       2,500 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00         AAA        2,618,650
              Project, Series 2004A, 5.000%, 12/01/23 - AMBAC Insured

       2,240 Marysville Exempt Village School District, Union County,     12/15 at 100.00         AAA        2,372,832
              Ohio, General Obligation Bonds, Series 2005, 5.000%,
              12/01/24 - FSA Insured

       2,900 Ross Local School District, Butler County, Ohio, General     12/13 at 100.00         Aaa        3,022,844
              Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FSA
              Insured
----------------------------------------------------------------------------------------------------------------------
       8,640 Total Ohio                                                                                      9,092,926
----------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.3%

       5,000 Oklahoma State Industries Authority, Health System Revenue    2/06 at 102.00         AAA        5,112,150
              Bonds, Baptist Medical Center, Series 1995C, 6.250%,
              8/15/12 - AMBAC Insured (ETM)

       2,890 Oklahoma State Industries Authority, Health System Revenue    8/09 at 101.00         AAA        3,091,375
              Bonds, Integris Baptist Medical Center, Series 1999A,
              5.750%, 8/15/29 - MBIA Insured

       2,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00         AAA        2,151,400
              Revenue Bonds, Tulsa International Airport, Series 1999A,
              6.000%, 6/01/21 - FGIC Insured

       1,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00         AAA        1,080,610
              Revenue Bonds, Tulsa International Airport, Series 1999B,
              6.125%, 6/01/26 - FGIC Insured (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      10,890 Total Oklahoma                                                                                 11,435,535
----------------------------------------------------------------------------------------------------------------------
             Oregon - 0.2%

       2,500 Oregon State Department of Transportation, Highway User Tax  11/14 at 100.00         AA+        2,659,750
              Revenue Bonds, Series 2004A, 5.000%, 11/15/21
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.0%

       3,500 Cumberland Valley School District, Cumberland County,        11/15 at 100.00         Aaa        3,750,215
              Pennsylvania, General Obligation Bonds, Series 2005,
              5.000%, 11/15/20 - FSA Insured

----
49

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

 $     4,500 Ephrata Area School District, Lancaster County,               3/15 at 100.00         Aaa  $     4,802,670
              Pennsylvania, General Obligation Bonds, Series 2005,
              5.000%, 3/01/20 - FGIC Insured

       4,980 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00         AAA        5,207,835
              General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 -
              FSA Insured

             Pittsburgh, Pennsylvania, General Obligation Bonds, Series
             2005A:
       4,440  5.000%, 9/01/15 - MBIA Insured                                 No Opt. Call         AAA        4,797,020
       2,430  5.000%, 9/01/16 - MBIA Insured                               9/15 at 100.00         AAA        2,614,777
       1,500  5.000%, 9/01/17 - MBIA Insured                               9/15 at 100.00         AAA        1,608,750
       2,680  5.000%, 9/01/18 - MBIA Insured                               9/15 at 100.00         AAA        2,863,982

       5,200 Radnor Township School District, Delaware County,             5/15 at 100.00         Aaa        5,449,600
              Pennsylvania, General Obligation Bonds, Series 2005A,
              5.000%, 11/15/28 - FSA Insured

             Seneca Valley School District, Butler County, Pennsylvania,
             General Obligation Bonds, Series 2005:
       1,000  5.000%, 1/01/21 - FGIC Insured                               7/15 at 100.00         Aaa        1,066,070
       1,000  5.000%, 1/01/22 - FGIC Insured                               7/15 at 100.00         Aaa        1,062,060

       1,000 York County, Pennsylvania, General Obligation Bonds, Series  12/15 at 100.00         AAA        1,040,530
              2006, 5.000%, 6/01/33 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      32,230 Total Pennsylvania                                                                             34,263,509
----------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.9%

       1,250 Puerto Rico Highway and Transportation Authority, Highway     7/13 at 100.00         AAA        1,364,038
              Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured

       4,325 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA        5,989,087
              2001, 7.321%, 7/01/19 - FSA Insured (IF)
----------------------------------------------------------------------------------------------------------------------
       5,575 Total Puerto Rico                                                                               7,353,125
----------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       1,000 Providence Housing Development Corporation, Rhode Island,     7/06 at 100.00         AAA        1,008,150
              FHA-Insured Section 8 Assisted Mortgage Revenue Refunding
              Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%,
              7/01/15 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.9%

       3,375 Georgetown County School District, South Carolina, General    3/11 at 100.00         AAA        3,643,684
              Obligation Bonds, Series 2000, 5.250%, 3/01/20
              (Pre-refunded 3/01/11) - FSA Insured

       2,105 Medical University Hospital Authority, South Carolina,        8/14 at 100.00         AAA        2,249,719
              FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
              8/15/23 - MBIA Insured

      10,350 Spartanburg County Health Service District, South Carolina,   4/12 at 100.00         AAA       10,783,148
              Hospital Revenue Refunding Bonds, Series 2002, 5.250%,
              4/15/32 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
      15,830 Total South Carolina                                                                           16,676,551
----------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.3%

       1,600 Johnson City Health and Educational Facilities Board,         7/16 at 100.00        BBB+        1,665,584
              Tennessee, Revenue Bonds, Mountain States Health Alliance,
              Series 2006A, 5.500%, 7/01/36 (WI/DD, Settling 2/14/06)

             Memphis Health, Educational and Housing Facilities Board,
             Tennessee, Multifamily Housing Revenue Bonds, Hickory
             Pointe Apartments, Series 2000A:
       1,190  5.850%, 7/01/20 - MBIA Insured                               7/10 at 102.00         Aaa        1,234,970
       5,155  5.950%, 7/01/31 - MBIA Insured                               7/10 at 102.00         Aaa        5,484,972

       2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00         AAA        2,155,660
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
              Insured (Alternative Minimum Tax)

      16,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00         AAA       17,568,160
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded 11/15/09) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      25,945 Total Tennessee                                                                                28,109,346
----------------------------------------------------------------------------------------------------------------------

----
50

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Texas - 7.1%

             Dallas-Ft. Worth International Airport, Texas, Joint
             Revenue Refunding and Improvement Bonds, Series 2001A:
 $     8,000  5.625%, 11/01/26 - FGIC Insured (Alternative Minimum Tax)   11/11 at 100.00         AAA  $     8,481,280
       3,855  5.500%, 11/01/31 - FGIC Insured (Alternative Minimum Tax)   11/11 at 100.00         AAA        4,033,217

         275 DeSoto, Dallas County, Texas, General Obligation Bonds,       2/11 at 100.00         AAA          298,152
              Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) - FGIC
              Insured

         370 Harris County Hospital District, Texas, Revenue Refunding       No Opt. Call         AAA          398,782
              Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

             Harris County-Houston Sports Authority, Texas, Senior Lien
             Revenue Bonds, Series 2001G:
       5,000  5.250%, 11/15/21 - MBIA Insured                             11/11 at 100.00         AAA        5,291,750
       6,500  5.250%, 11/15/22 - MBIA Insured                             11/11 at 100.00         AAA        6,864,195
       6,800  5.250%, 11/15/30 - MBIA Insured                             11/11 at 100.00         AAA        7,077,984
       2,500  5.375%, 11/15/41 - MBIA Insured                             11/11 at 100.00         AAA        2,603,750

       5,010 Houston, Texas, General Obligation Refunding Bonds, Series    3/12 at 100.00         AAA        5,243,566
              2002, 5.000%, 3/01/25 - MBIA Insured

       1,190 Mansfield, Texas, General Obligation Bonds, Series 2004A,     2/14 at 100.00         AAA        1,278,096
              5.250%, 2/15/25 - AMBAC Insured

       2,280 North Texas Municipal Water District, Regional Wastewater    12/11 at 100.00         AAA        2,424,826
              System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC
              Insured

      20,000 Texas Turnpike Authority, First Tier Revenue Bonds, Central     No Opt. Call         AAA       12,142,200
              Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 -
              AMBAC Insured

       4,070 Williamson County, Texas, General Obligation Bonds,           2/11 at 100.00         AAA        5,124,944
              DRIVERS, Series 188, 9.840%, 2/15/22 - FSA Insured (IF)
----------------------------------------------------------------------------------------------------------------------
      65,850 Total Texas                                                                                    61,262,742
----------------------------------------------------------------------------------------------------------------------
             Utah - 0.6%

       5,000 Emery County, Utah, Pollution Control Revenue Refunding       5/06 at 100.00         AAA        5,008,950
              Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23
              - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
             Vermont - 0.1%

         560 Vermont Housing Finance Agency, Single Family Housing        11/09 at 100.00         AAA          563,377
              Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             Virginia - 0.9%

       5,755 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00         AAA        6,362,095
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) -
              AMBAC Insured

       1,080 Metropolitan Washington D.C. Airports Authority, Airport     10/14 at 100.00         AAA        1,140,156
              System Revenue Bonds, Series 2004A, 5.000%, 10/01/21 -
              MBIA Insured
----------------------------------------------------------------------------------------------------------------------
       6,835 Total Virginia                                                                                  7,502,251
----------------------------------------------------------------------------------------------------------------------
             Washington - 7.8%

       3,000 Chelan County Public Utility District 1, Washington, Hydro    7/11 at 101.00         AAA        3,225,270
              Consolidated System Revenue Bonds, Series 2001A, 5.600%,
              1/01/36 - MBIA Insured (Alternative Minimum Tax)

       5,040 Chelan County Public Utility District 1, Washington, Hydro    7/12 at 100.00         AAA        5,361,250
              Consolidated System Revenue Bonds, Series 2002A, 5.450%,
              7/01/37 - AMBAC Insured (Alternative Minimum Tax)

             Douglas County Public Utility District 1, Washington,
             Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
       2,975  6.300%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)     9/10 at 100.00         AAA        3,260,808
       1,135  6.350%, 9/01/18 - MBIA Insured (Alternative Minimum Tax)     9/10 at 100.00         AAA        1,243,903

       3,300 Energy Northwest, Washington, Electric Revenue Bonds,         7/12 at 100.00         AAA        4,386,822
              Columbia Generating Station - Nuclear Project 2, Series
              2002, ROL-SER-II-152, 11.002%, 7/01/18 - MBIA Insured (IF)

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A,     9/12 at 100.00         AAA        6,222,720
              5.000%, 9/01/24 - FGIC Insured

       7,475 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA        8,144,013
              Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 - MBIA
              Insured (Alternative Minimum Tax)

----
51

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/            Value
-----------------------------------------------------------------------------------------------------------------------
             Washington (continued))

 $       460 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA  $       505,354
              Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26
              (Pre-refunded 3/01/10) - MBIA Insured (Alternative Minimum
              Tax)

       8,775 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA        9,478,580
              Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 - MBIA
              Insured (Alternative Minimum Tax)

       1,785 Port of Seattle, Washington, Subordinate Lien Revenue         9/12 at 100.00         AAA        1,917,731
              Bonds, Series 1999B, 5.500%, 9/01/16 - FGIC Insured
              (Alternative Minimum Tax)

      11,400 Seattle, Washington, Water System Revenue Refunding Bonds,    3/09 at 100.00         AAA       11,903,310
              Series 1993, 5.250%, 3/01/24 - FGIC Insured

       1,000 Snohomish County Public Utility District 1, Washington,       6/12 at 100.00         AAA        1,085,580
              Water Revenue Refunding Bonds, Series 2002, 5.500%,
              12/01/22 - FGIC Insured

       7,825 Snohomish County School District 16, Washington, Unlimited   12/10 at 100.00         Aaa        8,599,440
              Tax General Obligation Bonds, Arlington School, Series
              2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) - FGIC
              Insured

       2,050 Washington State Higher Education Facilities Authority,      10/12 at 100.00         AAA        2,140,465
              Revenue Bonds, Gonzaga University, Series 2002, 5.050%,
              4/01/22 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
      62,220 Total Washington                                                                               67,475,246
-----------------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.1%

       2,000 Superior, Wisconsin, Limited Obligation Revenue Refunding       No Opt. Call         AAA        2,607,700
              Bonds, Midwest Energy Resources Company, Series 1991E,
              6.900%, 8/01/21 - FGIC Insured

       1,650 Wisconsin Public Power Incorporated System, Power Supply      7/15 at 100.00         AAA        1,718,491
              System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 -
              AMBAC Insured

       5,000 Wisconsin, General Obligation Bonds, Series 2002G, 5.000%,    5/13 at 100.00         AAA        5,328,550
              5/01/18 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
       8,650 Total Wisconsin                                                                                 9,654,742
-----------------------------------------------------------------------------------------------------------------------
 $   835,730 Total Long-Term Investments (cost $812,723,045) - 99.3%                                       858,548,819
-----------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.1%

       5,700 Idaho Health Facilities Authority, Revenue Bonds, St.           No Opt. Call      VMIG-1        5,700,000
              Luke's Regional Medical Center, Variable Rate Demand
              Obligations, Series 2000, 3.020%, 7/01/30 - FSA
              Insured/(3)/

       1,000 North Central Texas Health Facilities Development               No Opt. Call      VMIG-1        1,000,000
              Corporation, Hospital Revenue Bonds, Presbyterian Medical
              Center, Variable Rate Demand Obligations, Series 1985C,
              3.020%, 12/01/15 - MBIA Insured/(3)/

         900 North Central Texas Health Facilities Development               No Opt. Call      VMIG-1          900,000
              Corporation, Hospital Revenue Bonds, Presbyterian Medical
              Center, Variable Rate Demand Obligations, Series 1985D,
              3.020%, 12/01/15 - MBIA Insured/(3)/

       1,800 University of Toledo, Ohio, General Receipts Variable Rate      No Opt. Call      VMIG-1        1,800,000
              Demand Obligations, Series 2002, 3.070%, 6/01/32 - FGIC
              Insured/(3)/
-----------------------------------------------------------------------------------------------------------------------
 $     9,400 Total Short-Term Investments (cost $9,400,000)                                                  9,400,000
-----------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $822,123,045) - 100.4%                                                867,948,819
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.4)%                                                         (3,501,647)
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                         $   864,447,172
             -------------------------------------------------------------------------------------------------------

            Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance. Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
          WI/DD Investment purchased on a when-issued or delayed delivery basis.

----
52

          (ETM) Security is escrowed to maturity.
           (IF) Inverse floating rate security.

                Income Tax Information
                The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

                At January 31, 2006, the cost of investments was $821,914,747. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $46,440,042
       Depreciation                                               (405,970)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $46,034,072
     ----------------------------------------------------------------------

----
53

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              National - 0.1%

$       3,500 GMAC Municipal Mortgage Trust, Series A1-1, 4.150%,          10/39 at 100.00          A3  $       3,482,255
               10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
              Alabama - 3.0%

              Alabama 21st Century Authority, Tobacco Settlement Revenue
              Bonds, Series 2001:
        1,050  5.250%, 12/01/06                                               No Opt. Call          A-          1,059,839
        1,340  5.250%, 12/01/07                                               No Opt. Call          A-          1,366,679

        7,440 Alabama Public School and College Authority, Capital          2/12 at 100.00          AA          7,850,837
               Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21

        3,000 Birmingham Special Care Facilities Financing Authority,      11/15 at 100.00        Baa1          3,147,030
               Alabama, Revenue Bonds, Baptist Health System Inc., Series
               2005A, 5.250%, 11/15/16

        4,000 Jefferson County, Alabama, General Obligation Refunding         No Opt. Call         AAA          4,191,040
               Warrants, Series 2003A, 5.000%, 4/01/09 - MBIA Insured

              Jefferson County, Alabama, Limited Obligation School
              Warrants, Education Tax Revenue Bonds, Series 2004A:
        4,000  5.000%, 1/01/10                                                No Opt. Call           A          4,193,800
        4,000  5.250%, 1/01/11                                                No Opt. Call           A          4,267,000
       10,000  5.250%, 1/01/12                                                No Opt. Call           A         10,723,200
        7,000  5.250%, 1/01/13                                                No Opt. Call           A          7,532,700
       10,000  5.250%, 1/01/14                                                No Opt. Call           A         10,812,500
        6,000  5.250%, 1/01/16                                              1/14 at 100.00           A          6,428,700

        5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00         AAA          5,380,900
               Improvement Warrants, Series 1999A, 5.750%, 2/01/38
               (Pre-refunded 2/01/09) - FGIC Insured

        9,280 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00         AAA         10,028,154
               Improvement Warrants, Series 2002D, 5.000%, 2/01/42
               (Pre-refunded 8/01/12) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       72,110 Total Alabama                                                                                    76,982,379
-------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.6%

              Alaska Student Loan Corporation, Student Loan Revenue
              Bonds, Series 2005A:
        4,000  5.250%, 7/01/13 - FSA Insured                                  No Opt. Call         AAA          4,381,160
        3,000  5.250%, 7/01/14 - FSA Insured                                  No Opt. Call         AAA          3,305,070

        6,470 Anchorage, Alaska, General Obligation Bonds, Series 2005D,    6/15 at 100.00         AAA          6,978,413
               5.000%, 6/01/17 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       13,470 Total Alaska                                                                                     14,664,643
-------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.7%

        4,050 Arizona Health Facilities Authority, Hospital Revenue           No Opt. Call          A-          4,253,472
               Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
               7/01/09

        3,500 Arizona Health Facilities Authority, Hospital Revenue         7/07 at 100.00     A-/(3)/          3,585,470
               Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
               7/01/09 (Pre-refunded 7/01/07)

              Arizona Health Facilities Authority, Revenue Bonds, Blood
              Systems Inc., Series 2004:
        2,695  4.000%, 4/01/13                                                No Opt. Call          A-          2,666,756
        1,000  5.000%, 4/01/17                                              4/14 at 100.00          A-          1,040,590

        6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,      7/13 at 100.00         Aaa          6,550,920
               Multipurpose Stadium Facility Project, Series 2003A,
               5.375%, 7/01/19 - MBIA Insured

        2,555 Gilbert, Arizona, Public Facilities Municipal Property          No Opt. Call         AAA          2,777,643
               Corporation, Revenue Bonds, Series 2006, 5.000%, 7/01/16 -
               FGIC Insured

        2,810 Glendale Industrial Development Authority, Arizona, Revenue  12/15 at 100.00         BBB          2,927,008
               Bonds, John C. Lincoln Health Network, Series 2005B,
               5.250%, 12/01/20

        2,740 Maricopa County, Arizona, Hospital Revenue Bonds, Sun           No Opt. Call        Baa1          2,857,902
               Health Corporation, Series 2005, 5.000%, 4/01/14

       11,000 Salt River Project Agricultural Improvement and Power        12/13 at 100.00         AAA         11,792,550
               District, Arizona, Electric System Revenue Bonds, Series
               2003, 5.000%, 12/01/14 - MBIA Insured

----
54

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$       3,770 Tucson, Arizona, Junior Lien Street and Highway User          7/13 at 100.00         AAA  $       4,046,039
               Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC
               Insured
-------------------------------------------------------------------------------------------------------------------------
       40,120 Total Arizona                                                                                    42,498,350
-------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.8%

        2,000 Arkansas Development Finance Authority, State Facility          No Opt. Call         AAA          2,170,480
               Revenue Bonds, Arkansas Correction Project, Series 2005A,
               5.000%, 11/01/15 - FSA Insured

              Baxter County, Arkansas, Hospital Revenue Improvement
              Bonds, Baxter County Regional Hospital, Series 1999B:
          500  5.000%, 9/01/09                                                No Opt. Call         BBB            514,470
        2,500  5.625%, 9/01/28                                              9/09 at 100.00         BBB          2,559,200

              Cabot, Arkansas, Sales and Use Tax Revenue Bonds, Series
              2005:
          930  5.000%, 12/01/16 - XLCA Insured                             12/15 at 100.00         AAA          1,007,069
        1,015  5.000%, 12/01/17 - XLCA Insured                             12/15 at 100.00         AAA          1,095,682

        4,000 Jefferson County, Arkansas, Pollution Control Revenue         6/06 at 100.00        Baa2          4,004,640
               Refunding Bonds, Entergy Arkansas Inc., Series 1997,
               5.600%, 10/01/17

        1,565 North Little Rock Health Facilities Board, Arkansas,            No Opt. Call         AAA          1,670,700
               Healthcare Revenue Bonds, Baptist Health, Series 2005,
               5.000%, 12/01/12 - CIFG Insured

        4,000 University of Arkansas, Fayetteville, Revenue Bonds,         11/14 at 100.00         Aaa          4,194,680
               Medical Sciences Campus, Series 2004B, 5.000%, 11/01/25 -
               MBIA Insured

              Washington County, Arkansas, Hospital Revenue Bonds,
              Washington Regional Medical Center, Series 2005B:
        1,270  5.000%, 2/01/14                                                No Opt. Call         BBB          1,329,728
        1,000  5.000%, 2/01/17                                              2/15 at 100.00         BBB          1,036,070
        1,165  5.000%, 2/01/18                                              2/15 at 100.00         BBB          1,203,620
-------------------------------------------------------------------------------------------------------------------------
       19,945 Total Arkansas                                                                                   20,786,339
-------------------------------------------------------------------------------------------------------------------------
              California - 12.1%

        1,955 Adelanto Public Financing Authority, California, Lease          No Opt. Call          A-          2,047,745
               Revenue Refunding Bonds, Community Correctional Facility,
               Series 2001A, 5.250%, 4/01/10

              California Department of Water Resources, Power Supply
              Revenue Bonds, Series 2002A:
        8,000  6.000%, 5/01/15 (Pre-refunded 5/01/12)                       5/12 at 101.00         Aaa          9,160,960
       10,000  5.875%, 5/01/16 (Pre-refunded 5/01/12)                       5/12 at 101.00         Aaa         11,381,600

        3,845 California Health Facilities Financing Authority, Insured     7/06 at 100.00         AAA          3,872,992
               Health Facility Revenue Refunding Bonds, Catholic
               Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC
               Insured

              California State Public Works Board, Lease Revenue Bonds,
              Department of Corrections, Series 2003C:
        3,715  5.000%, 6/01/10                                                No Opt. Call          A-          3,922,854
        3,500  5.000%, 6/01/11                                                No Opt. Call          A-          3,715,075
        5,000  5.000%, 6/01/12                                                No Opt. Call          A-          5,325,950
        6,000  5.500%, 6/01/13                                                No Opt. Call          A-          6,598,800
        8,075  5.500%, 6/01/14                                             12/13 at 100.00          A-          8,892,432
        3,940  5.500%, 6/01/17                                             12/13 at 100.00          A-          4,313,591

              California State Public Works Board, Lease Revenue Bonds,
              Department of Corrections, Series 2005J:
        4,000  5.250%, 1/01/16 - AMBAC Insured                                No Opt. Call         AAA          4,452,640
        4,000  5.000%, 1/01/17 - AMBAC Insured                              1/16 at 100.00         AAA          4,333,200

        2,000 California State Public Works Board, Lease Revenue Bonds,       No Opt. Call          A-          2,130,380
               Department of General Services, Butterfield State, Series
               2005A, 5.000%, 6/01/12

              California Statewide Community Development Authority,
              Revenue Bonds, Daughters of Charity Health System, Series
              2005G:
        2,300  5.250%, 7/01/11                                                No Opt. Call        BBB+          2,438,690
          750  5.250%, 7/01/13                                                No Opt. Call        BBB+            798,480

----
55

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

              California, Economic Recovery Revenue Bonds, Series 2004A:
$      15,000  5.250%, 7/01/12                                                No Opt. Call         AA-  $      16,348,050
       20,000  5.250%, 7/01/13                                                No Opt. Call         AA-         21,919,400
        7,500  5.250%, 7/01/14                                                No Opt. Call         AA-          8,268,375

       10,870 California, General Obligation Bonds, Series 2003, 5.250%,    2/13 at 100.00         AAA         11,865,692
               2/01/14 - MBIA Insured

       10,610 California, General Obligation Bonds, Series 2004, 5.250%,    6/14 at 100.00         AAA         11,451,691
               12/01/22 - FSA Insured

       10,700 California, General Obligation Bonds, Series 2005, 5.000%,    8/15 at 100.00           A         11,130,889
               8/01/28

       18,000 California, Various Purpose General Obligation Bonds,           No Opt. Call         AAA         20,282,040
               Series 1992, 6.250%, 9/01/12 - MBIA Insured

       13,070 Central California Joint Powers Health Finance Authority,     2/06 at 100.00        Baa2         13,077,581
               Certificates of Participation, Community Hospitals of
               Central California, Series 1993, 5.250%, 2/01/13

        3,695 Contra Costa County Public Financing Authority, California,   8/13 at 100.00          AA          3,940,126
               Tax Allocation Revenue Bonds, Series 2003A, 5.500%,
               8/01/23 - RAAI Insured

              Delano Financing Authority, California, State Correctional
              Facilities Lease Revenue Bonds, Series 2002A:
        1,605  4.875%, 4/01/08                                                No Opt. Call          A-          1,639,074
        2,185  5.750%, 4/01/10                                                No Opt. Call          A-          2,338,256

       10,000 Foothill/Eastern Transportation Corridor Agency,              1/07 at 100.00         AAA         10,257,500
               California, Toll Road Revenue Bonds, Series 1995A,
               6.000%, 1/01/34 (Pre-refunded 1/01/07)

       15,000 Golden State Tobacco Securitization Corporation,              6/06 at 100.00         AAA         15,105,900
               California, Enhanced Tobacco Settlement Asset-Backed
               Bonds, Series 2003B, 5.375%, 6/01/17 (Pre-refunded 6/01/06)

        2,340 Long Beach Bond Finance Authority, California, Multiple       8/15 at 100.00         AAA          2,443,428
               Project Tax Allocation Bonds, Housing and Gas Utility
               Financing Project Areas, Series 2005A-1, 5.000%, 8/01/25 -
               AMBAC Insured

        5,000 Long Beach Financing Authority, California, Revenue Bonds,      No Opt. Call         AAA          5,780,750
               Series 1992, 6.000%, 11/01/17 - AMBAC Insured

        7,670 Los Angeles Community College District, Los Angeles County,   8/15 at 100.00         AAA          8,118,848
               California, General Obligation Bonds, Series 2005A,
               5.000%, 8/01/24 - FSA Insured

        5,000 Los Angeles Unified School District, California, General      7/13 at 100.00         AAA          5,454,150
               Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA
               Insured

        3,425 Los Angeles Unified School District, California, General      7/15 at 100.00         AAA          3,615,704
               Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 - FGIC
               Insured

        3,690 Newark Unified School District, Alameda County, California,   8/14 at 100.00         AAA          3,908,669
               General Obligation Bonds, Series 2005, 5.000%, 8/01/22 -
               MBIA Insured

        2,485 North Orange County Community College District, California,   8/15 at 100.00         AAA          2,638,424
               General Obligation Bonds, Series 2005, 5.000%, 8/01/23 -
               MBIA Insured

        6,000 Oakland State Building Authority, California, Lease Revenue   4/08 at 101.00         AAA          6,228,840
               Bonds, Elihu M. Harris State Office Building, Series
               1998A, 5.000%, 4/01/23 - AMBAC Insured

        3,000 Port of Oakland, California, Revenue Refunding Bonds,        11/07 at 102.00         AAA          3,173,310
               Series 1997I, 5.600%, 11/01/19 - MBIA Insured

        3,530 Riverside County Public Financing Authority, California,     10/15 at 100.00         AAA          3,753,731
               Tax Allocation Bonds, Multiple Projects, Series 2005A,
               5.000%, 10/01/17 - XLCA Insured

        4,000 San Diego County, California, Certificates of                 9/09 at 101.00   Baa3/(3)/          4,202,880
               Participation, Burnham Institute, Series 1999,
               6.250%, 9/01/29 (Pre-refunded 9/01/09)

        7,830 San Francisco State Building Authority, California, Lease    12/15 at 100.00         AAA          8,477,541
               Revenue Bonds, San Francisco Civic Center Complex, Series
               2005A, 5.000%, 12/01/17 - FGIC Insured

        4,515 San Jose Redevelopement Agency, California, Tax Allocation    8/15 at 100.00         AAA          4,911,011
               Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/16
               - MBIA Insured

          100 Tobacco Securitization Authority of Southern California,        No Opt. Call         BBB            101,764
               Tobacco Settlement Asset-Backed Bonds, San Diego County
               Tobacco Asset Securitization Corporation, Senior Series
               2001A, 4.700%, 6/01/11

        5,740 Torrance Redevelopment Agency, California, Senior Lien Tax    9/09 at 102.00         AAA          6,211,656
               Allocation Bonds, Industrial Redevelopment Project, Series
               1999C, 5.450%, 9/01/18 - MBIA Insured

----
56

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       6,100 University of California, General Revenue Bonds, Series       5/13 at 100.00         AAA  $       6,674,437
               2003B, 5.250%, 5/15/15 - AMBAC Insured

        8,780 University of California, Revenue Bonds, Multi-Purpose        9/11 at 101.00         AAA          9,453,602
               Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured

        2,480 Whittier Union High School District, Los Angeles County,      8/15 at 100.00         AAA          2,651,145
               California, General Obligation Bonds, Series 2005, 5.000%,
               8/01/21 - MBIA Insured

        1,080 Yuba County Water Agency, California, Yuba River              3/06 at 100.00        Baa3          1,079,352
               Development Revenue Bonds, Pacific Gas and Electric
               Company, Series 1966A, 4.000%, 3/01/16
-------------------------------------------------------------------------------------------------------------------------
      288,080 Total California                                                                                309,889,205
-------------------------------------------------------------------------------------------------------------------------
              Colorado - 1.6%

        6,445 Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds,   8/15 at 100.00         AAA          7,012,805
               Platte Valley Medical Center, Series 2005, 5.250%, 8/01/17
               - MBIA Insured

        2,000 Aurora Centretech Metropolitan District, Arapahoe County,    12/06 at 102.00          AA          2,054,800
               Colorado, General Obligation Refunding Bonds, Series
               1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

        2,000 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00     A+/(3)/          2,309,400
               PorterCare Adventist Health System, Series 2001, 6.500%,
               11/15/31 (Pre-refunded 11/15/11)

        3,000 Denver City and County, Colorado, Airport System Revenue     11/10 at 100.00         AAA          3,260,970
               Refunding Bonds, Series 2000A, 6.000%, 11/15/16 - AMBAC
               Insured (Alternative Minimum Tax)

        9,915 Denver City and County, Colorado, Airport System Revenue     11/11 at 100.00         AAA         10,604,787
               Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC
               Insured (Alternative Minimum Tax)

        5,775 Denver Convention Center Hotel Authority, Colorado, Senior   12/13 at 100.00         AAA          6,174,977
               Revenue Bonds, Convention Center Hotel, Series 2003A,
               5.000%, 12/01/15 - XLCA Insured

        8,245 E-470 Public Highway Authority, Colorado, Senior Revenue      9/07 at 101.00         AAA          8,547,262
               Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured

          125 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call         N/R            125,375
               Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
               (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       37,505 Total Colorado                                                                                   40,090,376
-------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.4%

        8,000 Connecticut, General Obligation Bonds, Series 2004B,            No Opt. Call         AAA          8,652,560
               5.000%, 12/01/12 - MBIA Insured

        1,500 South Central Connecticut Regional Water Authority, Water       No Opt. Call         AAA          1,629,510
               System Revenue Bonds, Eighteenth Series 2003A, 5.250%,
               8/01/11 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
        9,500 Total Connecticut                                                                                10,282,070
-------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 2.2%

              District of Columbia Tobacco Settlement Corporation,
              Tobacco Settlement Asset-Backed Bonds, Series 2001:
          325  5.375%, 5/15/10                                                No Opt. Call         BBB            339,372
        7,090  6.000%, 5/15/11                                                No Opt. Call         BBB          7,645,572
        3,500  5.800%, 5/15/13                                              5/11 at 101.00         BBB          3,740,275
        3,730  5.875%, 5/15/14                                              5/11 at 101.00         BBB          3,984,573
       10,705  6.250%, 5/15/24                                              5/11 at 101.00         BBB         11,363,250
        2,920  6.500%, 5/15/33                                                No Opt. Call         BBB          3,336,626

              District of Columbia, Certificates of Participation, Series
              2003:
        3,695  5.500%, 1/01/15 - AMBAC Insured                              1/14 at 100.00         AAA          4,061,211
        1,000  5.500%, 1/01/16 - AMBAC Insured                              1/14 at 100.00         AAA          1,094,860

       11,530 District of Columbia, General Obligation Bonds, Series        6/13 at 100.00         AAA         12,365,003
               2003B, 5.000%, 6/01/15 - AMBAC Insured

        1,900 District of Columbia, General Obligation Refunding Bonds,       No Opt. Call         AAA          2,115,669
               Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured

        6,250 Washington Convention Center Authority, District of          10/08 at 101.00         AAA          6,562,438
               Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
               1998, 5.250%, 10/01/17 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
       52,645 Total District of Columbia                                                                       56,608,849
-------------------------------------------------------------------------------------------------------------------------

----
57

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Florida - 3.6%

$       5,000 Broward County School Board, Florida, Certificates of         7/13 at 100.00         AAA  $       5,256,400
               Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured

          500 Dade County, Florida, Seaport Revenue Refunding Bonds,          No Opt. Call         AAA            557,265
               Series 1995, 6.200%, 10/01/10 - MBIA Insured

           45 Escambia County Housing Finance Authority, Florida,           4/07 at 102.00         Aaa             46,033
               GNMA/FNMA Multi-County Single Family Mortgage Revenue
               Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum
               Tax)

        3,245 Florida Department of Environmental Protection, Florida       7/13 at 101.00         AAA          3,482,047
               Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 -
               AMBAC Insured

        3,520 Florida State Correctional Privatization Commission,            No Opt. Call         AAA          3,801,037
               Certificates of Participation, Series 2004A,
               5.000%, 8/01/14 - AMBAC Insured

        2,125 Florida State Correctional Privatization Commission,          8/14 at 100.00         AAA          2,285,098
               Certificates of Participation, Series 2004B,
               5.000%, 8/01/15 - AMBAC Insured

        7,695 Florida State Turnpike Authority, Turnpike Revenue Bonds,     7/13 at 101.00         AAA          8,287,977
               Department of Transportation, Series 2003A, 5.000%,
               7/01/16 - FSA Insured

        1,690 Greater Orlando Aviation Authority, Florida, Airport            No Opt. Call         AAA          1,842,556
               Facilities Revenue Bonds, Series 1997, 5.750%, 10/01/11 -
               FGIC Insured (Alternative Minimum Tax)

          200 Halifax Hospital Medical Center, Daytona Beach, Florida,        No Opt. Call           A            203,288
               Healthcare Facilities Revenue Bonds, Halifax Management
               System Inc., Series 1998A, 4.600%, 4/01/08 - ACA Insured

        5,000 Key West Utility Board, Florida, Electric System Revenue        No Opt. Call         AAA          5,670,500
               Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC
               Insured

          250 Lee County Hospital Board, Florida, Fixed-Rate Hospital       4/07 at 102.00         AAA            260,628
               Revenue Bonds, Lee Memorial Health System, Series 1997A,
               5.400%, 4/01/09 (Pre-refunded 4/01/07) - MBIA Insured

          400 Lee County, Florida, Capital Improvement Revenue Refunding      No Opt. Call         AAA            443,924
               Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured

          125 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/06 at 102.00        BBB+            128,406
               Leesburg Regional Medical Center Project, Series 1996A,
               5.600%, 7/01/08

        3,675 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        BBB+          3,840,485
               Leesburg Regional Medical Center Project, Series 2003,
               5.000%, 7/01/10

        6,265 Miami-Dade County, Florida, Public Facilities Revenue         6/15 at 100.00         AAA          6,491,542
               Bonds, Jackson Health System, Series 2005A,
               5.000%, 6/01/29 - MBIA Insured

              Miami-Dade County, Florida, Public Facilities Revenue
              Bonds, Jackson Health System, Series 2005B:
        7,830  5.000%, 6/01/24 - MBIA Insured                               6/15 at 100.00         AAA          8,185,952
        5,000  5.000%, 6/01/25 - MBIA Insured                               6/15 at 100.00         AAA          5,219,500

           90 Orange County Housing Finance Authority, Florida, Single      9/07 at 102.00         AAA             90,135
               Family Mortgage Revenue Bonds, Series 1997B, 5.400%,
               9/01/09 (Alternative Minimum Tax)

        6,020 Orlando Utilities Commission, Florida, Water and Electric     4/13 at 100.00         Aa1          6,462,530
               Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16

        6,510 Reedy Creek Improvement District, Florida, Utility Revenue      No Opt. Call         AAA          7,004,955
               Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured

        2,350 Reedy Creek Improvement District, Florida, Utility Revenue   10/15 at 100.00         AAA          2,495,089
               Bonds, Series 2005-1, 5.000%, 10/01/22 - AMBAC Insured

        5,000 Reedy Creek Improvement District, Orange and Osceola            No Opt. Call         AAA          5,424,150
               Counties, Florida, General Obligation Bonds, Series 2005B,
               5.000%, 6/01/14 (WI/DD, Settling 2/01/06) - AMBAC Insured

          515 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call         N/R            513,836
               Revenue Bonds, Central Florida Terminals Inc., Series
               1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

          535 Sarasota Elderly Housing Corporation, Florida, First          7/06 at 102.00         N/R            553,543
               Mortgage Revenue Bonds, McCown Towers Annex Project,
               Series 1978, 7.500%, 7/01/09

----
58

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

              Tampa Sports Authority, Hillsborough County, Florida, Local
              Option Sales Tax Payments Revenue Bonds, Stadium Project,
              Series 2005:
$       6,020  5.000%, 1/01/20 - FSA Insured                                1/15 at 100.00         AAA  $       6,432,611
        6,350  5.000%, 1/01/21 - FSA Insured                                1/15 at 100.00         AAA          6,765,671
-------------------------------------------------------------------------------------------------------------------------
       85,955 Total Florida                                                                                    91,745,158
-------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.3%

        3,145 Atlanta Development Authority, Georgia, Revenue Bonds,        1/12 at 100.00         AAA          3,426,886
               Yamacraw Design Center Project, Series 2001A, 5.375%,
               1/01/17 (Pre-refunded 1/01/12) - MBIA Insured

        3,240 Fulton-DeKalb Hospital Authority, Georgia, Revenue              No Opt. Call         AAA          3,447,878
               Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA
               Insured
-------------------------------------------------------------------------------------------------------------------------
        6,385 Total Georgia                                                                                     6,874,764
-------------------------------------------------------------------------------------------------------------------------
              Hawaii - 0.6%

       13,000 Hawaii, Highway Revenue Bonds, Series 1998, 5.500%, 7/01/17     No Opt. Call          AA         14,715,350
               (WI/DD, Settling 2/02/06)
-------------------------------------------------------------------------------------------------------------------------
              Illinois - 7.9%

       17,500 Chicago Housing Authority, Illinois, Revenue Bonds, Capital   7/12 at 100.00          AA         18,640,475
               Fund Program, Series 2001, 5.375%, 7/01/19

       12,465 Chicago Metropolitan Housing Development Corporation,         7/06 at 100.00          AA         12,484,321
               Illinois, FHA-Insured Section 8 Assisted Housing
               Development Revenue Refunding Bonds, Series 1992B, 6.900%,
               7/01/22

        9,100 Chicago Public Building Commission, Illinois, General         3/13 at 100.00         AAA          9,694,230
               Obligation Lease Bonds, Chicago Transit Authority, Series
               2003, 5.250%, 3/01/22 - AMBAC Insured

        7,010 Chicago, Illinois, General Airport Revenue Refunding Bonds,   7/06 at 100.00          A+          7,012,594
               O'Hare International Airport, Series 1993A, 5.000%, 1/01/16

       10,000 Chicago, Illinois, Second Lien General Airport Revenue        1/10 at 101.00         AAA         10,566,300
               Refunding Bonds, O'Hare International Airport,
               Series 1999, 5.500%, 1/01/17 - AMBAC Insured (Alternative
               Minimum Tax)

       22,335 Chicago, Illinois, Water Revenue Bonds, Series 1995,         11/06 at 102.00         AAA         23,063,568
               5.000%, 11/01/15 - FGIC Insured

        6,760 Cook County, Illinois, General Obligation Refunding Bonds,   11/12 at 100.00         AAA          7,301,408
               Series 2002D, 5.250%, 11/15/19 - AMBAC Insured

        1,000 Illinois Development Finance Authority, Adjustable Rate         No Opt. Call         BBB          1,034,020
               Solid Waste Disposal Revenue Bonds, Waste Management Inc.
               Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum
               Tax)

              Illinois Finance Authority, Revenue Bonds, Swedish American
              Hospital, Series 2004:
        2,575  5.000%, 11/15/11 - AMBAC Insured                               No Opt. Call         AAA          2,746,212
        2,705  5.000%, 11/15/12 - AMBAC Insured                               No Opt. Call         AAA          2,890,482

              Illinois Health Facilities Authority, Revenue Bonds,
              Centegra Health System, Series 1998:
          500  5.500%, 9/01/09                                              9/08 at 101.00          A-            523,960
          500  5.500%, 9/01/10                                              9/08 at 101.00          A-            523,170

        9,025 Illinois Health Facilities Authority, Revenue Bonds,          5/10 at 101.00        Baa2          9,938,330
               Condell Medical Center, Series 2000, 7.000%, 5/15/22

        1,000 Illinois Health Facilities Authority, Revenue Bonds,         11/08 at 101.00         AAA          1,058,440
               Methodist Medical Center of Illinois, Series 1998, 5.500%,
               11/15/12 - MBIA Insured

        8,000 Illinois Health Facilities Authority, Revenue Bonds, OSF     11/09 at 101.00      A/(3)/          8,839,440
               Healthcare System, Series 1999, 6.250%, 11/15/29
               (Pre-refunded 11/15/09)

        3,000 Illinois Health Facilities Authority, Revenue Bonds,         10/11 at 100.00           A          3,199,290
               Passavant Memorial Hospital Association, Series 2001,
               6.000%, 10/01/24

              Illinois Health Facilities Authority, Revenue Bonds,
              Rush-Presbyterian St. Luke's Medical Center Obligated
              Group, Series 1993:
        3,000  5.250%, 11/15/20 - MBIA Insured                              5/06 at 100.00         AAA          3,003,960
       34,120  5.500%, 11/15/25 - MBIA Insured                              5/06 at 100.00         AAA         34,424,692

              Illinois Health Facilities Authority, Revenue Bonds,
              Victory Health Services, Series 1997A:
          500  5.750%, 8/15/08                                              8/07 at 101.00        BBB-            514,190
        3,245  5.375%, 8/15/16                                              8/07 at 101.00        BBB-          3,247,207

----
59

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

              Illinois Health Facilities Authority, Revenue Refunding
              Bonds, University of Chicago Hospitals, Series 2003:
$       3,120  5.000%, 8/15/13 - MBIA Insured                                 No Opt. Call         AAA  $       3,328,603
        7,410  5.000%, 8/15/14 - MBIA Insured                               8/13 at 100.00         AAA          7,882,091

       23,000 Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00         AAA         25,443,750
               Revenue Bonds, McCormick Place Expansion Project, Series
               2002A, 5.750%, 6/15/41 - MBIA Insured

        4,916 Pingree Grove Village, Illinois, Tax Assessment Bonds,          No Opt. Call         N/R          4,988,511
               Special Service Area 1 - Cambridge Lakes Project, Series
               2005-1, 5.250%, 3/01/15
-------------------------------------------------------------------------------------------------------------------------
      192,786 Total Illinois                                                                                  202,349,244
-------------------------------------------------------------------------------------------------------------------------
              Indiana - 0.9%

        3,000 Indiana Health Facility Financing Authority, Hospital         9/11 at 100.00          A+          3,108,600
               Revenue Bonds, Methodist Hospitals Inc., Series 2001,
               5.375%, 9/15/22

       11,590 Indiana Health Facility Financing Authority, Hospital         3/06 at 100.00         AAA         11,612,485
               Revenue Refunding Bonds, Methodist Hospital of Indiana
               Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured (ETM)

        2,060 Southwind Housing Inc., Evansville, Indiana, First Mortgage   5/06 at 100.00    N/R/(3)/          2,466,912
               Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)

        5,815 St. Joseph County Hospital Authority, Indiana, Revenue        2/15 at 100.00         BBB          5,904,028
               Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17
-------------------------------------------------------------------------------------------------------------------------
       22,465 Total Indiana                                                                                    23,092,025
-------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.2%

          880 Iowa Housing Finance Authority, Single Family Mortgage        2/06 at 100.00         Aaa            887,841
               Bonds, Series 1977A, 5.875%, 8/01/08

           50 Iowa Tobacco Settlement Authority, Tobacco Settlement           No Opt. Call         AAA             54,362
               Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11
               (ETM)

              Iowa Tobacco Settlement Authority, Tobacco Settlement
              Asset-Backed Revenue Bonds, Series 2001B:
        2,475  5.500%, 6/01/12 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA          2,711,313
           90  5.500%, 6/01/13 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA             98,593
        1,195  5.500%, 6/01/14 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA          1,309,099
-------------------------------------------------------------------------------------------------------------------------
        4,690 Total Iowa                                                                                        5,061,208
-------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.5%

              Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,
              Series 2003:
        3,350  5.000%, 10/01/19 - FGIC Insured                             10/13 at 100.00         AAA          3,566,410
        7,700  5.000%, 10/01/20 - FGIC Insured                             10/13 at 100.00         AAA          8,173,935
-------------------------------------------------------------------------------------------------------------------------
       11,050 Total Kansas                                                                                     11,740,345
-------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.1%

          500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call    Ba1/(3)/            537,675
               Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%,
               11/01/09 (ETM)

        4,820 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00         AAA          5,262,813
               Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17
               (Pre-refunded 10/01/13) - MBIA Insured

        5,000 Kentucky Turnpike Authority, Economic Development Road          No Opt. Call         AAA          5,440,100
               Revenue Bonds, Revitalization Project, Series 2005B,
               5.000%, 7/01/15 - AMBAC Insured

       16,980 Kentucky Turnpike Authority, Road Resource Recovery Revenue   7/06 at 100.00    Aa3/(3)/         17,027,374
               Refunding Bonds, Series 1987A, 5.000%, 7/01/08 (ETM)
-------------------------------------------------------------------------------------------------------------------------
       27,300 Total Kentucky                                                                                   28,267,962
-------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.8%

        5,030 New Orleans, Louisiana, Refunding Certificates of            12/08 at 102.00         AAA          5,255,545
               Indebtedness, Series 1998B, 5.000%, 12/01/12 - FSA Insured

        2,400 St. Martin Parish, Louisiana, Industrial Development            No Opt. Call          A+          2,388,216
               Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12

----
60

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Louisiana (continued)

$      12,950 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB  $      13,564,607
               Tobacco Settlement Asset-Backed Bonds, Series 2001B,
               5.875%, 5/15/39
-------------------------------------------------------------------------------------------------------------------------
       20,380 Total Louisiana                                                                                  21,208,368
-------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.2%

        1,450 Maryland Community Development Administration, Housing        1/07 at 102.00         Aa2          1,492,500
               Revenue Bonds, Series 1996A, 5.875%, 7/01/16

          500 Maryland Health and Higher Educational Facilities             1/07 at 102.00     A-/(3)/            520,545
               Authority, Revenue Refunding Bonds, Pickersgill Inc.,
               Series 1997A, 5.750%, 1/01/08 (Pre-refunded 1/01/07)
-------------------------------------------------------------------------------------------------------------------------
        1,950 Total Maryland                                                                                    2,013,045
-------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 6.1%

        8,140 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00         AAA          8,866,658
               Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15
               (Pre-refunded 7/01/12) - FSA Insured

          800 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00           A            831,376
               Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series
               1998B, 5.250%, 7/01/10 - ACA Insured

              Massachusetts Industrial Finance Agency, Resource Recovery
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A:
        1,500  5.450%, 12/01/12 (Alternative Minimum Tax)                  12/08 at 102.00         BBB          1,530,495
        1,825  5.500%, 12/01/13 (Alternative Minimum Tax)                  12/08 at 102.00         BBB          1,861,883

       22,090 Massachusetts Water Resources Authority, General Revenue        No Opt. Call         AAA         24,572,916
               Bonds, Series 2002J, 5.250%, 8/01/16 - FSA Insured

       10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call          AA         11,185,300
               Series 2001D, 5.500%, 11/01/14

        4,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00         AAA          4,394,560
               Series 2002B, 5.500%, 3/01/19 (Pre-refunded 3/01/12) - FSA
               Insured

        4,000 Massachusetts, General Obligation Bonds, Consolidated Loan,  11/12 at 100.00     AA/(3)/          4,426,600
               Series 2002C, 5.500%, 11/01/19 (Pre-refunded 11/01/12)

              Massachusetts, General Obligation Bonds, Consolidated Loan,
              Series 2003A:
        9,060  5.000%, 1/01/19 (Pre-refunded 1/01/13)                       1/13 at 100.00     AA/(3)/          9,729,806
        5,250  5.125%, 1/01/20 (Pre-refunded 1/01/13)                       1/13 at 100.00     AA/(3)/          5,677,770
       12,500  5.000%, 1/01/21 (Pre-refunded 1/01/13)                       1/13 at 100.00     AA/(3)/         13,424,125

        7,040 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/13 at 100.00     AA/(3)/          7,579,686
               Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)

       10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,  12/14 at 100.00         AAA         10,779,900
               Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) -
               FSA Insured

        7,000 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call          AA          7,867,440
               5.500%, 10/01/15

              Massachusetts, Special Obligation Refunding Notes, Federal
              Highway Grant Anticipation Note Program, Series 2003A:
       10,000  5.000%, 12/15/11 - FSA Insured                                 No Opt. Call         Aaa         10,684,500
       12,500  5.000%, 12/15/12 - FSA Insured                                 No Opt. Call         Aaa         13,413,250
       12,000  5.000%, 12/15/13 - FSA Insured                                 No Opt. Call         Aaa         12,902,040
        7,015  5.000%, 12/15/14 - FSA Insured                                 No Opt. Call         Aaa          7,570,728
-------------------------------------------------------------------------------------------------------------------------
      144,720 Total Massachusetts                                                                             157,299,033
-------------------------------------------------------------------------------------------------------------------------
              Michigan - 4.9%

        2,500 Detroit City School District, Wayne County, Michigan,         5/06 at 102.00         AAA          2,564,975
               Unlimited Tax School Building and Site Improvement Bonds,
               Series 1996A, 5.700%, 5/01/25 (Pre-refunded 5/01/06) -
               AMBAC Insured

        7,050 Dickinson County Economic Development Corporation,           11/14 at 100.00         BBB          6,951,018
               Michigan, Pollution Control Revenue Bonds, International
               Paper Company, Series 2004A, 4.800%, 11/01/18 (WI/DD,
               Settling 2/01/06)

        1,080 Kent Hospital Finance Authority, Michigan, Revenue Bonds,       No Opt. Call         BBB          1,146,377
               Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14

        3,370 Michigan Higher Education Facilities Authority, Limited       5/08 at 100.00          AA          3,428,807
               Obligation Revenue Refunding Bonds, Aquinas College,
               Series 1998C, 5.125%, 5/01/16 - RAAI Insured

----
61

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

$       4,025 Michigan Municipal Bond Authority, Clean Water Revolving     10/14 at 100.00         AAA  $       4,370,868
               Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15

       15,000 Michigan State Building Authority, Revenue Bonds,            10/07 at 100.00    Aa2/(3)/         15,360,450
               Facilities Program, Series 1997II, 4.750%, 10/15/13
               (Pre-refunded 10/15/07)

              Michigan State Building Authority, Revenue Refunding Bonds,
              Facilities Program, Series 1998I:
       14,080  4.750%, 10/15/17                                            10/09 at 100.00         Aa2         14,526,758
        3,850  4.750%, 10/15/21                                            10/09 at 100.00         Aa2          3,915,797

              Michigan State Building Authority, Revenue Refunding Bonds,
              Facilities Program, Series 2003I:
        5,930  5.250%, 10/15/12 - FSA Insured                                 No Opt. Call         AAA          6,470,342
        3,500  5.250%, 10/15/15 - FSA Insured                              10/13 at 100.00         AAA          3,825,290

              Michigan State Hospital Finance Authority, Hospital Revenue
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993B:
       20,185  5.750%, 8/15/13                                              2/06 at 101.00         BB-         20,198,120
       41,900  5.500%, 8/15/23                                              2/06 at 101.00         BB-         40,571,351

        1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call         Aaa          1,052,400
               Refunding Bonds, Genesys Regional Medical Center Obligated
               Group, Series 1998A, 5.500%, 10/01/08 (ETM)

          375 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call          A-            386,400
               Refunding Bonds, Gratiot Community Hospital, Series 1995,
               6.100%, 10/01/07

          215 Michigan Strategic Fund, Limited Obligation Revenue Bonds,      No Opt. Call        BBB-            216,010
               Clark Retirement Community Inc., Series 1998, 4.900%,
               6/01/08

        1,470 Saginaw Hospital Finance Authority, Michigan, Hospital          No Opt. Call           A          1,543,926
               Revenue Bonds, Covenant Medical Center, Series 2004G,
               5.000%, 7/01/12
-------------------------------------------------------------------------------------------------------------------------
      125,530 Total Michigan                                                                                  126,528,889
-------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.7%

              Minneapolis-St. Paul Housing and Redevelopment Authority,
              Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
        1,050  5.250%, 12/01/10                                               No Opt. Call        BBB+          1,111,226
        3,130  5.250%, 12/01/11                                               No Opt. Call        BBB+          3,326,408

          955 Minnesota Housing Finance Agency, Rental Housing Bonds,       2/06 at 101.00         AAA            965,658
               Series 1995D, 5.800%, 8/01/11 - MBIA Insured

              St. Paul Housing and Redevelopment Authority, Minnesota,
              Healthcare Revenue Bonds, Gillette Children's Specialty
              Healthcare, Series 2005:
          225  5.000%, 2/01/12                                                No Opt. Call         N/R            232,171
          375  5.000%, 2/01/13                                                No Opt. Call         N/R            385,699
          400  5.000%, 2/01/14                                                No Opt. Call         N/R            408,460
          300  5.000%, 2/01/15                                                No Opt. Call         N/R            305,001

          950 St. Paul Housing and Redevelopment Authority, Minnesota,        No Opt. Call        BBB+            983,393
               Healthcare Revenue Bonds, Regions Hospital, Series 1998,
               5.000%, 5/15/09

        2,670 St. Paul Housing and Redevelopment Authority, Minnesota,     11/15 at 100.00        Baa3          2,858,529
               Revenue Bonds, Healtheast Inc., Series 2005, 5.750%,
               11/15/21

        2,685 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,        No Opt. Call         AA+          2,895,719
               Office Building at Cedar Street, Series 2003, 5.000%,
               12/01/13

        5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue        No Opt. Call           A          5,412,150
               Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
-------------------------------------------------------------------------------------------------------------------------
       17,740 Total Minnesota                                                                                  18,884,414
-------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.3%

        8,660 Mississippi Business Finance Corporation, Pollution Control   4/06 at 100.00        BBB-          8,787,302
               Revenue Refunding Bonds, System Energy Resources Inc.
               Project, Series 1998, 5.875%, 4/01/22
-------------------------------------------------------------------------------------------------------------------------

----
62

    Principal                                                                   Optional Call
 Amount (000)    Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 1.2%

$       6,220    Jackson County Reorganized School District R-7, Lees          3/14 at 100.00         Aaa  $       6,711,753
                  Summit, Missouri, General Obligation Bonds, Series 2004,
                  5.000%, 3/01/15 - MBIA Insured

        6,020    Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00        BBB+          6,476,677
                  Facilities Revenue Bonds, Freeman Health System, Series
                  2004, 5.500%, 2/15/19

                 Kansas City Industrial Development Authority, Missouri,
                 Retirement Center Revenue Refunding and Improvement Bonds,
                 Kingswood Project, Series 1998A:
          445     5.375%, 11/15/09                                            11/08 at 102.00         N/R            439,794
        3,650     5.800%, 11/15/17                                            11/08 at 102.00         N/R          3,522,871

       13,180    Kansas City, Missouri, Airport Revenue Bonds, General         9/12 at 100.00         AAA         14,294,764
                  Improvement Projects, Series 2003B, 5.375%, 9/01/15 - FGIC
                  Insured

          300    Missouri Health and Educational Facilities Authority,         2/07 at 102.00         N/R            309,537
                  Revenue Bonds, Lutheran Senior Services, Series 1997,
                  5.550%, 2/01/09
-------------------------------------------------------------------------------------------------------------------------------
       29,815    Total Missouri                                                                                   31,755,396
-------------------------------------------------------------------------------------------------------------------------------
                 Montana - 0.3%

        6,665    Montana Health Facility Authority, Healthcare Facility        6/06 at 102.00        BBB-          6,824,227
                  Revenue Bonds, Community Medical Center Inc., Series 1996,
                  6.375%, 6/01/18
-------------------------------------------------------------------------------------------------------------------------------
                 Nebraska - 0.3%

        7,000    Lincoln, Nebraska, Electric System Revenue Bonds, Series      9/15 at 100.00          AA          7,289,170
                  2005, 5.000%, 9/01/31
-------------------------------------------------------------------------------------------------------------------------------
                 Nevada - 0.7%

        2,000    Clark County, Nevada, Subordinate Lien Airport Revenue        7/11 at 100.00         AAA          2,155,460
                  Bonds, Series 2001B, 5.125%, 7/01/21 (Pre-refunded
                  7/01/11) - FGIC Insured

        1,925    Henderson Local Improvement District T-4C, Nevada, Limited    5/06 at 103.00         N/R          1,990,219
                  Obligation Refunding Bonds, Green Valley Properties,
                  Series 1999A, 5.900%, 11/01/18

        3,000    Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00           A          3,352,380
                  2002A, 6.625%, 11/01/17 - ACA Insured

       10,135    Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue      No Opt. Call         AAA         10,864,112
                  Bonds, Series 2005, 5.000%, 12/01/11 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------------
       17,060    Total Nevada                                                                                     18,362,171
-------------------------------------------------------------------------------------------------------------------------------
                 New Hampshire - 0.4%

       10,000    New Hampshire Housing Finance Authority, Multifamily          6/11 at 100.00         Aaa         10,408,500
                  Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24
                  (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 2.2%

        1,000    Cape May County, New Jersey, Municipal Utilities Authority      No Opt. Call         AAA          1,149,570
                  Revenue Bonds, Series 2002A, 5.750%, 1/01/16 - FSA Insured

       14,000    Essex County Improvement Authority, New Jersey, Lease           No Opt. Call         Aaa         15,139,180
                  Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured

        1,000    Gloucester County Improvement Authority, New Jersey, Solid   12/29 at 100.00         BBB          1,099,450
                  Waste Resource Recovery Revenue Refunding Bonds, Waste
                  Management Inc. Project, Series 1999B, 7.000%, 12/01/29
                  (Mandatory put 12/01/09) (Alternative Minimum Tax)

          400    New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        Baa3            408,876
                  Revenue Bonds, Children's Specialized Hospital, Series
                  2005A, 5.000%, 7/01/18

        5,000    New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AAA          5,423,750
                  Transportation System Bonds, Series 2004A, 5.250%, 6/15/12
                  - FGIC Insured

                 Tobacco Settlement Financing Corporation, New Jersey,
                 Tobacco Settlement Asset-Backed Bonds, Series 2002:
        6,815     5.000%, 6/01/09                                                No Opt. Call         BBB          7,009,227
        6,315     5.500%, 6/01/12                                                No Opt. Call         BBB          6,707,477
          100     5.000%, 6/01/14                                              6/12 at 100.00         BBB            102,862
          100     5.000%, 6/01/15                                              6/12 at 100.00         BBB            102,584
        9,535     5.750%, 6/01/16                                              6/12 at 100.00         BBB         10,117,398

----
63

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              New Jersey (continued)

$       6,925  5.375%, 6/01/18                                              6/12 at 100.00         BBB  $       7,168,414
        1,935  5.750%, 6/01/32                                              6/12 at 100.00         BBB          2,003,789
-------------------------------------------------------------------------------------------------------------------------
       53,125 Total New Jersey                                                                                 56,432,577
-------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.3%

        7,600 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00    AA-/(3)/          8,340,468
               Revenue Bonds, Presbyterian Healthcare Services, Series
               2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
-------------------------------------------------------------------------------------------------------------------------
              New York - 13.3%

              Dormitory Authority of the State of New York, Mortgage
              Insurance Fund Project Pool Bonds, State of New York
              Mortgage Agency - AIDS Long Term Health Care Facility,
              Series 2005:
        1,815  5.000%, 11/01/13                                            11/10 at 100.00         Aa1          1,915,605
        1,065  5.000%, 11/01/14                                            11/10 at 100.00         Aa1          1,124,033

       12,315 Dormitory Authority of the State of New York, New York        5/13 at 100.00          A+         13,640,463
               City, Lease Revenue Bonds, Court Facilities, Series 2003A,
               5.750%, 5/15/14

       15,500 Dormitory Authority of the State of New York, New York        5/13 at 100.00     A+/(3)/         17,293,505
               City, Lease Revenue Bonds, Court Facilities, Series 2003A,
               5.500%, 5/15/18 (Pre-refunded 5/15/13)

        5,925 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA-          6,150,091
               Bonds, Mental Health Services Facilities Improvements,
               Series 1997B, 5.500%, 8/15/17

       16,500 Dormitory Authority of the State of New York, Revenue           No Opt. Call         AAA         17,759,775
               Bonds, New York and Presbyterian Hospital, Series 2004A,
               5.250%, 8/15/11 - FSA Insured

        8,200 Dormitory Authority of the State of New York, Revenue        10/12 at 100.00         AAA          9,037,548
               Bonds, School Districts Financing Program, Series 2002E,
               5.500%, 10/01/17 - MBIA Insured

       16,845 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA         17,543,562
               General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 -
               FSA Insured

              Long Island Power Authority, New York, Electric System
              General Revenue Bonds, Series 2003B:
       12,500  5.250%, 12/01/13                                               No Opt. Call          A-         13,565,750
        1,540  5.250%, 6/01/14                                                No Opt. Call          A-          1,673,826

       16,195 Metropolitan Transportation Authority, New York,             11/15 at 100.00         AAA         17,603,317
               Transportation Revenue Bonds, Series 2005B,
               5.000%, 11/15/16 - AMBAC Insured

        4,000 New York City Transitional Finance Authority, New York,       5/15 at 100.00         AAA          4,266,640
               Senior Lien Future Tax Secured Bonds, Fiscal
               Series 2005A-1, 5.000%, 11/01/19

        6,815 New York City Transitional Finance Authority, New York,         No Opt. Call         AAA          7,262,132
               Senior Lien Future Tax Secured Bonds, Fiscal
               Series 2006A-1, 5.000%, 11/01/10

        1,355 New York City Transitional Finance Authority, New York,         No Opt. Call         AAA          1,413,848
               Subordinate Lien Future Tax Secured Bonds, Fiscal Series
               2006A-2, 5.000%, 11/01/08

        2,000 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 101.50          A+          2,055,020
               Series 1997E, 6.000%, 8/01/16

          920 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 101.50     A+/(3)/            946,312
               Series 1997E, 6.000%, 8/01/16 (Pre-refunded 8/01/06)

        8,590 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00          A+          9,015,720
               Series 1998J, 5.375%, 8/01/13

        2,180 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00     A+/(3)/          2,305,895
               Series 1998J, 5.375%, 8/01/13 (Pre-refunded 8/01/08)

        6,435 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call          A+          6,591,950
               Series 2001D, 5.000%, 8/01/07

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004A:
       10,185  5.000%, 8/01/11                                                No Opt. Call          A+         10,797,933
        7,080  5.000%, 8/01/12                                                No Opt. Call          A+          7,532,554

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004B:
       15,000  5.250%, 8/01/11                                                No Opt. Call          A+         16,087,350
        5,000  5.250%, 8/01/12                                                No Opt. Call          A+          5,390,800

        3,500 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call          A+          3,692,955
               Series 2004G, 5.000%, 8/01/10

----
64

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
----------------------------------------------------------------------------------------------------------------------------
              New York (continued)

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004I:
$      10,000  5.000%, 8/01/16 - MBIA Insured                               8/14 at 100.00         AAA  $      10,734,700
        5,000  5.000%, 8/01/17 - MBIA Insured                               8/14 at 100.00         AAA          5,347,250

        4,000 New York City, New York, General Obligation Bonds, Fiscal    11/14 at 100.00         AAA          4,298,760
               Series 2005D, 5.000%, 11/01/16 - FSA Insured

        7,000 New York City, New York, General Obligation Bonds, Fiscal     8/14 at 100.00         AAA          7,514,290
               Series 2005H, 5.000%, 8/01/16 - MBIA Insured

       10,000 New York City, New York, General Obligation Bonds, Fiscal     6/15 at 100.00         AAA         10,663,600
               Series 2005O, 5.000%, 6/01/19 - AMBAC Insured

        9,055 New York City, New York, General Obligation Bonds, Fiscal     8/15 at 100.00         AAA          9,628,634
               Series 2005P, 5.000%, 8/01/21 - FGIC Insured

        3,200 New York Counties Tobacco Trust III, Tobacco Settlement       6/13 at 100.00         BBB          3,279,712
               Pass-Through Bonds, Series 2003, 5.000%, 6/01/27

       15,870 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/11 at 100.00         Aa1         16,321,978
               Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum
               Tax)

              New York State Power Authority, General Revenue Bonds,
              Series 2000A:
        4,395  5.500%, 11/15/16 (Pre-refunded 2/23/06)                      2/06 at 100.00    Aa2/(3)/          4,401,285
        3,775  5.500%, 11/15/17 (Pre-refunded 2/23/06)                      2/06 at 100.00    Aa2/(3)/          3,780,398

        3,925 New York State Thruway Authority, Highway and Bridge Trust    4/15 at 100.00         AAA          4,141,778
               Fund Bonds, Second Generation, Series 2005A, 5.000%,
               4/01/25 - MBIA Insured

              New York State Tobacco Settlement Financing Corporation,
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1:
        2,000  5.250%, 6/01/16                                              6/10 at 100.00         AA-          2,125,840
       40,000  5.500%, 6/01/17                                              6/11 at 100.00         AA-         43,142,400

       15,000 New York State Tobacco Settlement Financing Corporation,      6/11 at 100.00         AA-         16,238,550
               Tobacco Settlement Asset-Backed and State Contingency
               Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17

        3,550 New York State Urban Development Corporation, Service         1/21 at 100.00         AA-          3,711,383
               Contract Revenue Bonds, Correctional and Youth Facilities,
               Series 2003A, 5.250%, 1/01/21 (Mandatory put 1/01/09)

        1,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call         AAA          1,097,610
               Bonds, JFK International Air Terminal LLC, Sixth Series
               1997, 6.250%, 12/01/10 - MBIA Insured (Alternative Minimum
               Tax)

          300 Port Authority of New York and New Jersey, Special Project      No Opt. Call         N/R            304,317
               Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
               (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
      319,530 Total New York                                                                                  341,399,069
----------------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.2%

        1,685 Dare County, North Carolina, Certificates of Participation,   6/15 at 100.00         AAA          1,812,774
               Series 2005, 5.000%, 6/01/16 - FGIC Insured

       11,230 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         BBB         11,938,052
               Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08

        2,500 North Carolina Eastern Municipal Power Agency, Power System   1/09 at 102.00         BBB          2,640,400
               Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15

              North Carolina Eastern Municipal Power Agency, Power System
              Revenue Refunding Bonds, Series 2003D:
       10,000  5.375%, 1/01/11                                                No Opt. Call         BBB         10,669,900
       20,000  5.375%, 1/01/13                                                No Opt. Call         BBB         21,565,200
       11,000  5.125%, 1/01/23                                              1/13 at 100.00         BBB         11,374,550

        2,000 North Carolina Medical Care Commission, Healthcare           11/13 at 100.00         AA-          2,104,780
               Facilities Revenue Bonds, Novant Health Obligated Group,
               Series 2003A, 5.000%, 11/01/17

              North Carolina Municipal Power Agency 1, Catawba Electric
              Revenue Bonds, Series 2003A:
        7,000  5.500%, 1/01/13                                                No Opt. Call          A3          7,586,950
       10,000  5.250%, 1/01/18 - MBIA Insured                               1/13 at 100.00         AAA         10,789,200

          625 Wilmington Housing Authority, North Carolina, First           6/06 at 100.00    N/R/(3)/            634,319
               Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)
----------------------------------------------------------------------------------------------------------------------------
       76,040 Total North Carolina                                                                             81,116,125
----------------------------------------------------------------------------------------------------------------------------

----
65

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.3%

$       1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,       No Opt. Call         AAA  $       1,081,250
               Emery Air Freight Corporation and Emery Worldwide Airlines
               Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

        5,635 Hamilton County, Ohio, Sewer System Revenue Refunding and    12/13 at 100.00         AAA          6,068,557
               Improvement Bonds, Metropolitan Sewer District, Series
               2003A, 5.000%, 12/01/15 - MBIA Insured

          245 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call        BBB+            246,688
               and Improvement Bonds, Upper Valley Medical Center, Series
               1996C, 6.000%, 5/15/06
-------------------------------------------------------------------------------------------------------------------------
        6,880 Total Ohio                                                                                        7,396,495
-------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.6%

        2,495 Norman Regional Hospital Authority, Oklahoma, Hospital        9/16 at 100.00        BBB-          2,582,949
               Revenue Bonds, Series 2005, 5.500%, 9/01/23

        8,375 Oklahoma, General Obligation Bonds, Series 2003A, 5.000%,     7/13 at 101.00         AAA          9,036,541
               7/15/17 - FGIC Insured

              Stillwater Medical Center Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
          120  5.250%, 5/15/12                                                No Opt. Call        Baa1            125,838
          700  5.250%, 5/15/13                                                No Opt. Call        Baa1            733,509
          790  5.250%, 5/15/14                                                No Opt. Call        Baa1            829,832
        1,050  5.250%, 5/15/15                                              5/14 at 100.00        Baa1          1,098,290
-------------------------------------------------------------------------------------------------------------------------
       13,530 Total Oklahoma                                                                                   14,406,959
-------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.5%

        8,720 Oregon Department of Administrative Services, Certificates    5/07 at 101.00         AAA          9,073,683
               of Participation, Series 1997A, 5.800%, 5/01/24
               (Pre-refunded 5/01/07) - AMBAC Insured

        1,300 Oregon Department of Administrative Services, State             No Opt. Call         AAA          1,384,994
               Appropriation Bonds, Series 2003, 5.000%, 9/01/10 - FSA
               Insured

        3,000 Oregon State Department of Transportation, Highway User Tax  11/14 at 100.00         AA+          3,308,130
               Revenue Bonds, Series 2004A, 5.250%, 11/15/15
-------------------------------------------------------------------------------------------------------------------------
       13,020 Total Oregon                                                                                     13,766,807
-------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.2%

        6,305 Carbon County Industrial Development Authority,                 No Opt. Call        BBB-          6,758,266
               Pennsylvania, Resource Recovery Revenue Refunding Bonds,
               Panther Creek Partners Project, Series 2000, 6.650%,
               5/01/10 (Alternative Minimum Tax)

              Pennsylvania Higher Educational Facilities Authority,
              Revenue Bonds, Geneva College, Series 1998:
          470  4.900%, 4/01/07                                                No Opt. Call        BBB-            473,657
          495  4.950%, 4/01/08                                                No Opt. Call        BBB-            503,014

              Pennsylvania Housing Finance Agency, FHA-Insured
              Multifamily Housing Revenue Refunding Mortgage Loan Bonds,
              Series 1992:
        1,110  8.100%, 7/01/13                                              7/06 at 100.00         AAA          1,112,819
        5,605  8.200%, 7/01/24                                              7/06 at 100.00         AAA          5,688,963

        3,150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call         AAA          3,388,203
               General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/14 -
               FSA Insured

        5,000 Philadelphia School District, Pennsylvania, General           8/12 at 100.00         AAA          5,595,050
               Obligation Bonds, Series 2002B, 5.625%,
               8/01/17 (Pre-refunded 8/01/12) - FGIC Insured

        3,500 Pittsburgh, Pennsylvania, General Obligation Bonds, Series    3/12 at 100.00         AAA          3,731,000
               2002A, 5.000%, 9/01/12 - AMBAC Insured

        2,730 Reading School District, Berks County, Pennsylvania,          1/16 at 100.00         AAA          2,946,516
               General Obligation Bonds, Series 2005, 5.000%, 1/15/18
               (WI/DD, Settling 2/01/06) - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
       28,365 Total Pennsylvania                                                                               30,197,488
-------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 4.6%

              Puerto Rico Electric Power Authority, Power Revenue Bonds,
              Series 2002II:
        4,200  5.375%, 7/01/19 - MBIA Insured                               7/12 at 101.00         AAA          4,607,652
        5,000  5.000%, 7/01/20 - MBIA Insured                               7/12 at 101.00         AAA          5,341,400

       10,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA         10,898,600
               Series 2005SS, 5.000%, 7/01/14 - MBIA Insured

----
66

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Puerto Rico (continued)

$       4,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call         AAA  $       4,502,640
               Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
               Insured

              Puerto Rico Housing Finance Authority, Capital Fund Program
              Revenue Bonds, Series 2003:
       12,610  5.000%, 12/01/11                                               No Opt. Call          AA         13,435,198
        1,935  5.000%, 12/01/12                                               No Opt. Call          AA          2,066,290
       11,695  5.000%, 12/01/17                                            12/13 at 100.00          AA         12,407,109

        1,000 Puerto Rico Municipal Finance Agency, Series 2005B, 5.250%,     No Opt. Call         AAA          1,106,500
               7/01/16 - CIFG Insured

       15,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA         16,616,400
               Government Facilities Revenue Bonds, Series 2003H, 5.250%,
               7/01/14 - FGIC Insured

        3,000 Puerto Rico Public Buildings Authority, Guaranteed            7/28 at 100.00         BBB          3,155,190
               Government Facilities Revenue Bonds, Series 2004J, 5.000%,
               7/01/28 (Mandatory put 7/01/12)

        5,500 Puerto Rico Public Finance Corporation, Commonwealth          8/27 at 100.00        BBB-          5,986,915
               Appropriation Bonds, Series 2004A, 5.750%, 8/01/27
               (Mandatory put 2/01/12)

       10,000 Puerto Rico, General Obligation Refunding Bonds, Series         No Opt. Call         AAA         11,076,600
               2002, 5.500%, 7/01/12 - FGIC Insured

        4,500 Puerto Rico, General Obligation Refunding Bonds, Series       7/18 at 100.00         BBB          4,617,675
               2003C, 5.000%, 7/01/18 (Mandatory put 7/01/08)

        5,280 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA          6,298,090
               Transportation Authority, Series 1996Z, 6.250%, 7/01/15 -
               MBIA Insured

       11,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA         12,132,560
               Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
               (Pre-refunded 7/01/10)

        2,200 Puerto Rico, The Children's Trust Fund, Tobacco Settlement      No Opt. Call         BBB          2,248,752
               Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08
-------------------------------------------------------------------------------------------------------------------------
      106,920 Total Puerto Rico                                                                               116,497,571
-------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.3%

        7,895 Rhode Island Tobacco Settlement Financing Corporation,        6/12 at 100.00         BBB          8,281,381
               Tobacco Settlement Asset-Backed Bonds, Series 2002A,
               6.000%, 6/01/23
-------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.7%

        4,000 Greenville County School District, South Carolina,           12/12 at 101.00         AA-          4,298,720
               Installment Purchase Revenue Bonds, Series 2002, 5.500%,
               12/01/28

              Newberry Investing in Children's Education, South Carolina,
              Installment Purchase Revenue Bonds, Newberry County School
              District Project, Series 2005:
        1,500  5.250%, 12/01/23                                            12/15 at 100.00        BBB+          1,565,715
        2,000  5.250%, 12/01/24                                            12/15 at 100.00        BBB+          2,084,240

        3,600 South Carolina Public Service Authority, Revenue Bonds,       1/10 at 101.00         AAA          3,893,796
               Santee Cooper Electric System, Series 1999A, 5.500%,
               1/01/11 - MBIA Insured

        5,700 Tobacco Settlement Revenue Management Authority, South        5/11 at 101.00         BBB          6,008,541
               Carolina, Tobacco Settlement Asset-Backed Bonds, Series
               2001B, 6.000%, 5/15/22
-------------------------------------------------------------------------------------------------------------------------
       16,800 Total South Carolina                                                                             17,851,012
-------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.3%

              South Dakota Health and Educational Facilities Authority,
              Revenue Bonds, Huron Regional Medical Center, Series 2005:
          450  5.000%, 4/01/09                                                No Opt. Call        BBB+            461,686
          760  5.000%, 4/01/17                                              4/13 at 100.00        BBB+            773,596
          800  5.000%, 4/01/18                                              4/13 at 100.00        BBB+            812,464
          840  5.000%, 4/01/19                                              4/13 at 100.00        BBB+            851,306
          820  5.000%, 4/01/20                                              4/13 at 100.00        BBB+            829,545

        4,000 South Dakota Health and Educational Facilities Authority,    11/11 at 101.00          A+          4,196,920
               Revenue Bonds, Sioux Valley Hospitals, Series 2001E,
               5.375%, 11/01/24
-------------------------------------------------------------------------------------------------------------------------
        7,670 Total South Dakota                                                                                7,925,517
-------------------------------------------------------------------------------------------------------------------------

----
67

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Tennessee - 2.1%

$      10,000 Memphis, Tennessee, General Improvement Bonds, Series 2000,   4/08 at 101.00     A1/(3)/  $      10,483,300
               5.250%, 4/01/19 (Pre-refunded 4/01/08)

       14,645 Memphis, Tennessee, Subordinate Lien Electric System            No Opt. Call         AAA         15,773,837
               Revenue Bonds, Series 2003A, 5.000%, 12/01/13 - MBIA
               Insured

          500 Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call         BBB            532,250
               Facilities Revenue Refunding Bonds, FedEx Inc., Series
               1997, 5.350%, 9/01/12

        2,000 Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call         BBB          2,111,540
               Facilities Revenue Refunding Bonds, FedEx Inc., Series
               2002, 5.050%, 9/01/12

        6,750 Metropolitan Government of Nashville-Davidson County,         8/31 at 100.00         BBB          6,723,068
               Tennessee, Exempt Facilities Revenue Bonds, Waste
               Management Inc., Series 2001, 3.750%, 8/01/31 (Mandatory
               put 8/01/07) (Alternative Minimum Tax)

        7,350 Shelby County Health, Educational and Housing Facilities      9/20 at 100.00         N/R          7,576,968
               Board, Tennessee, Revenue Bonds, Baptist Memorial
               Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
               10/01/08)

        9,000 Tennessee, General Obligation Bonds, Series 2004C, 5.000%,      No Opt. Call          AA          9,718,740
               9/01/12
-------------------------------------------------------------------------------------------------------------------------
       50,245 Total Tennessee                                                                                  52,919,703
-------------------------------------------------------------------------------------------------------------------------
              Texas - 6.6%

        5,000 Austin, Texas, Airport System Prior Lien Revenue Bonds,      11/13 at 100.00         AAA          5,393,250
               Series 2003, 5.250%, 11/15/16 - MBIA Insured

        8,800 Austin, Texas, Electric Utility System Revenue Refunding      5/13 at 100.00         AAA          9,491,328
               Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured

        6,585 Crowley Independent School District, Tarrant and Johnson      8/08 at 100.00         AAA          7,072,751
               Counties, Texas, General Obligation Bonds, Series 1997,
               6.500%, 8/01/23 (Pre-refunded 8/01/08)

        3,000 Goose Creek Consolidated Independent School District,           No Opt. Call         AAA          2,691,960
               Harris County, Texas, General Obligation Refunding Bonds,
               Series 1993, 0.000%, 2/15/09

        3,580 Harlandale Independent School District, Bexar County,         8/10 at 100.00         AAA          3,880,362
               Texas, General Obligation Bonds, Series 2000, 5.500%,
               8/15/35 (Pre-refunded 8/15/10)

              Harris County Health Facilities Development Corporation,
              Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
              System, Series 2004A:
        3,290  5.000%, 12/01/09                                               No Opt. Call           A          3,424,429
        1,475  5.250%, 12/01/10                                               No Opt. Call           A          1,561,671
        1,000  5.250%, 12/01/11                                               No Opt. Call           A          1,064,350
        1,150  5.250%, 12/01/12                                               No Opt. Call           A          1,227,844
        1,000  5.250%, 12/01/13                                               No Opt. Call           A          1,068,520

        7,000 Harris County Health Facilities Development Corporation,      2/06 at 100.00         AAA          7,019,740
               Texas, Hospital Revenue Bonds, St. Luke's Episcopal
               Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)

       12,555 Harris County Health Facilities Development Corporation,      7/09 at 101.00         AAA         13,528,766
               Texas, Revenue Bonds, Christus Health, Series 1999A,
               5.625%, 7/01/12 (Pre-refunded 7/01/09) - MBIA Insured

       15,000 Harris County, Texas, Subordinate Lien General Obligation     8/32 at 100.00         AAA         15,946,650
               Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put
               8/15/12) - FSA Insured

              Houston, Texas, First Lien Combined Utility System Revenue
              Bonds, Series 2004A:
        3,500  5.250%, 5/15/11 - MBIA Insured                                 No Opt. Call         AAA          3,769,570
        5,750  5.250%, 5/15/12 - MBIA Insured                                 No Opt. Call         AAA          6,230,585
        3,595  5.250%, 5/15/13 - MBIA Insured                                 No Opt. Call         AAA          3,917,507

        8,000 Houston, Texas, First Lien Combined Utility System Revenue      No Opt. Call         AAA          8,672,320
               Bonds, Series 2005, 5.000%, 11/15/16 - FSA Insured

              Houston, Texas, Junior Lien Water and Sewerage System
              Revenue Forward Refunding Bonds, Series 2002B:
        6,000  5.750%, 12/01/15 (Pre-refunded 12/01/12) - AMBAC Insured    12/12 at 100.00         AAA          6,716,340
        5,385  5.750%, 12/01/16 (Pre-refunded 12/01/12) - AMBAC Insured    12/12 at 100.00         AAA          6,027,915

----
68

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

              Houston, Texas, Junior Lien Water and Sewerage System
              Revenue Refunding Bonds, Series 2001A:
$      10,000  5.500%, 12/01/14 - FSA Insured                              12/11 at 100.00         AAA  $      10,925,700
        4,200  5.500%, 12/01/17 - FSA Insured                              12/11 at 100.00         AAA          4,578,210

       10,000 Houston, Texas, Junior Lien Water and Sewerage System        12/12 at 100.00         AAA         10,795,700
               Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30
               (Pre-refunded 12/01/12) - FSA Insured

        1,595 Kerrville Health Facilities Development Corporation, Texas,     No Opt. Call        BBB-          1,643,472
               Revenue Bonds, Sid Peterson Memorial Hospital Project,
               Series 2005, 5.000%, 8/15/14

        4,515 Lower Colorado River Authority, Texas, Contract Revenue       5/13 at 100.00         AAA          4,875,929
               Refunding Bonds, Transmission Services Corporation, Series
               2003C, 5.250%, 5/15/17 - AMBAC Insured

              North Harris County Regional Water Authority, Texas, Senior
              Water Revenue Bonds, Series 2003:
        2,855  5.250%, 12/15/14 - FGIC Insured                             12/13 at 100.00         AAA          3,111,350
        3,465  5.250%, 12/15/17 - FGIC Insured                             12/13 at 100.00         AAA          3,761,431

              Sam Rayburn Municipal Power Agency, Texas, Power Supply
              System Revenue Refunding Bonds, Series 2002A:
        8,615  6.000%, 10/01/16                                            10/12 at 100.00        Baa2          9,205,817
        9,450  6.000%, 10/01/21                                            10/12 at 100.00        Baa2         10,009,629

        1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds,      No Opt. Call        Baa3          1,150,193
               Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------
      157,460 Total Texas                                                                                     168,763,289
-------------------------------------------------------------------------------------------------------------------------
              Utah - 0.2%

        1,655 Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00         AAA          1,742,814
               Refunding Bonds, Series 1997B, 5.750%, 7/01/19
               (Pre-refunded 7/01/07) - MBIA Insured

        3,345 Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00         AAA          3,510,511
               Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA
               Insured
-------------------------------------------------------------------------------------------------------------------------
        5,000 Total Utah                                                                                        5,253,325
-------------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 0.0%

        1,000 Virgin Islands Water and Power Authority, Electric System     7/08 at 101.00         N/R          1,034,180
               Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------
              Virginia - 1.1%

        2,370 Chesapeake Hospital Authority, Virginia, Revenue Bonds,         No Opt. Call          A3          2,534,099
               Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13

              Metropolitan Washington D.C. Airports Authority, Airport
              System Revenue Bonds, Series 2003B:
        2,685  5.250%, 10/01/14 - FGIC Insured                             10/13 at 100.00         AAA          2,920,287
        2,280  5.250%, 10/01/15 - FGIC Insured                             10/13 at 100.00         AAA          2,470,357

          500 Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call         BB-            509,380
               Revenue Bonds, Route 895 Connector Toll Road, Series
               1998A, 5.250%, 8/15/07

          555 Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3            589,404
               Facilities Revenue Refunding and Improvement Bonds, Series
               1999, 5.375%, 10/15/11

        4,645 Tobacco Settlement Financing Corporation of Virginia,         6/15 at 100.00         BBB          4,718,298
               Tobacco Settlement Asset-Backed Bonds, Series 2005,
               5.250%, 6/01/19

       13,390 Virginia Public Building Authorty, Public Facilities            No Opt. Call         AA+         14,403,623
               Revenue Bonds, Series 2005C, 5.000%, 8/01/12
-------------------------------------------------------------------------------------------------------------------------
       26,425 Total Virginia                                                                                   28,145,448
-------------------------------------------------------------------------------------------------------------------------
              Washington - 4.6%

        5,000 Central Puget Sound Regional Transit Authority, Washington,   5/15 at 100.00         AAA          5,400,000
               Sales and Use Tax Revenue Bonds, Series 2005A, 5.000%,
               11/01/15 - AMBAC Insured

        2,730 Chelan County Public Utility District 1, Washington, Rocky    7/06 at 100.00          AA          2,733,358
               Reach Hydroelectric System Revenue Bonds, Series 1968,
               5.125%, 7/01/23

        2,000 Clark County School District 37, Vancouver, Washington,       6/11 at 100.00         Aaa          2,189,700
               General Obligation Bonds, Series 2001, 5.500%, 12/01/17
               (Pre-refunded 6/01/11) - FGIC Insured

----
69

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
January 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$       2,710 Douglas County Public Utility District 1, Washington,           No Opt. Call     AA/(3)/  $       2,689,269
               Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%,
               9/01/18 (ETM)

        5,060 Energy Northwest, Washington, Electric Revenue Bonds,           No Opt. Call         AAA          5,463,535
               Columbia Generating Station - Nuclear Project 2, Series
               2004A, 5.250%, 7/01/11 - AMBAC Insured

        5,000 Energy Northwest, Washington, Electric Revenue Refunding      7/11 at 101.00         AAA          5,480,200
               Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 -
               FSA Insured

        5,000 Energy Northwest, Washington, Electric Revenue Refunding      7/12 at 100.00         AAA          5,451,600
               Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
               MBIA Insured

        5,055 King County, Washington, General Obligation Bonds,            6/14 at 100.00         AAA          5,446,358
               Harborview Medical Center, Series 2004, 5.000%, 12/01/14 -
               AMBAC Insured

        2,065 Seattle Museum Development Authority, Washington,             4/15 at 100.00         AAA          2,220,412
               Guaranteed Lease Revenue Bonds, Series 2005, 5.000%,
               4/01/17

        6,045 Seattle, Washington, Municipal Light and Power Revenue       11/13 at 100.00         AAA          6,616,797
               Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured

        5,000 Seattle, Washington, Municipal Light and Power Revenue        8/14 at 100.00         AAA          5,248,800
               Bonds, Series 2004, 5.000%, 8/01/23 - FSA Insured

        1,175 Skagit County Public Hospital District 1, Washington,        12/15 at 100.00        Baa3          1,220,378
               Revenue Bonds, Skagit Valley Hospital, Series 2005,
               5.375%, 12/01/22

        6,000 Tacoma, Washington, Electric System Revenue Bonds, Series     7/15 at 100.00         AAA          6,478,980
               2005B, 5.000%, 1/01/16 - FGIC Insured

        5,000 Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa          6,254,700
               Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16

       12,610 Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa         13,250,966
               Bonds, Nuclear Project 1, Series 1993A, 7.000%, 7/01/07
               (ETM)

        1,650 Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa          1,731,758
               Bonds, Nuclear Project 1, Series 1993A, 7.000%, 7/01/07

        7,805 Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa          8,667,921
               Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09

       10,500 Washington Public Power Supply System, Revenue Refunding      7/06 at 102.00         AAA         10,815,105
               Bonds, Nuclear Project 1, Series 1996A, 5.750%, 7/01/11 -
               MBIA Insured

              Washington State Tobacco Settlement Authority, Tobacco
              Settlement Asset-Backed Revenue Bonds, Series 2002:
        5,000  5.250%, 6/01/09                                                No Opt. Call         BBB          5,168,000
          320  5.500%, 6/01/12                                                No Opt. Call         BBB            339,344
        6,595  6.500%, 6/01/26                                              6/13 at 100.00         BBB          7,201,872

        7,845 Washington, Various Purpose General Obligation Bonds,         7/10 at 100.00         AAA          8,456,518
               Series 2000A, 5.625%, 7/01/21 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
      110,165 Total Washington                                                                                118,525,571
-------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 3.4%

              Badger Tobacco Asset Securitization Corporation, Wisconsin,
              Tobacco Settlement Asset-Backed Bonds, Series 2002:
        3,000  5.000%, 6/01/08                                                No Opt. Call         BBB          3,057,660
        1,265  5.000%, 6/01/09                                                No Opt. Call         BBB          1,299,066
          150  5.500%, 6/01/10                                                No Opt. Call         BBB            157,431
          100  5.750%, 6/01/12                                                No Opt. Call         BBB            107,413
        4,100  6.000%, 6/01/17                                              6/12 at 100.00         BBB          4,334,725

       31,000 Wisconsin Health and Educational Facilities Authority,        5/06 at 102.00         AAA         31,805,380
               Revenue Bonds, Aurora Medical Group Inc., Series 1996,
               5.750%, 11/15/25 - FSA Insured

        4,552 Wisconsin Health and Educational Facilities Authority,          No Opt. Call         AAA          4,999,188
               Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003,
               5.625%, 2/15/13 - AMBAC Insured

          750 Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00         BBB            764,753
               Revenue Bonds, Carroll College, Series 1998, 5.000%,
               10/01/09

----
70

    Principal                                                               Optional Call
 Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/             Value
-------------------------------------------------------------------------------------------------------------------------
              Wisconsin (continued)

$       6,920 Wisconsin Health and Educational Facilities Authority,         No Opt. Call          AAA  $       7,950,872
               Revenue Bonds, Meriter Hospital Inc., Series 1992A,
               6.000%, 12/01/22 - FGIC Insured

       10,000 Wisconsin Housing and Economic Development Authority, Home   9/08 at 101.50           AA         10,245,300
               Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27
               (Alternative Minimum Tax)

        3,545 Wisconsin Housing and Economic Development Authority, Home   9/11 at 100.00           AA          3,653,512
               Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18
               (Alternative Minimum Tax)

        1,620 Wisconsin Housing and Economic Development Authority,        3/06 at 100.00      AA/(3)/          1,622,023
               Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13
               (Pre-refunded 3/01/06)

        3,045 Wisconsin Housing and Economic Development Authority,          No Opt. Call      AA/(3)/          3,308,299
               Insured Mortgage Revenue Refunding Bonds, Series 1977A,
               5.800%, 6/01/17 (ETM)

       12,895 Wisconsin, General Obligation Bonds, Series 2004-1, 5.000%,    No Opt. Call          AAA         13,850,389
               5/01/12 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       82,942 Total Wisconsin                                                                                  87,156,011
-------------------------------------------------------------------------------------------------------------------------
$   2,380,638 Total Long-Term Investments (cost $2,459,419,750) - 99.0%                                     2,533,900,033
-------------------------------------------------------------------------------------------------------------------------
-------------
              Short-Term Investments - 0.6%

       12,000 Idaho Health Facilities Authority, Revenue Bonds, St.          No Opt. Call       VMIG-1         12,000,000
               Luke's Regional Medical Center, Variable Rate Demand
               Obligations, Series 2000, 3.020%, 7/01/30 - FSA
               Insured/(4)/

        2,535 Minnesota Higher Education Facilities Authority, Revenue       No Opt. Call       VMIG-1          2,535,000
               Bonds, Saint Olaf College, Series 2000-5H, Variable Rate
               Demand Obligations, 3.070%, 10/01/30/(4)/
-------------------------------------------------------------------------------------------------------------------------
$      14,535 Total Short-Term Investments (cost$14,535,000)                                                   14,535,000
-------------------------------------------------------------------------------------------------------------------------
-------------
              Total Investments (cost $2,474,454,750) - 99.6%                                               2,548,435,033
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.4%                                                              9,596,220
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                         $   2,558,031,253
              --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
            (4) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
          WI/DD  Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Security is escrowed to maturity.

                Income Tax Information
                The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

                At January 31, 2006, the cost of investments was $2,470,352,573. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $82,412,850
       Depreciation                                             (4,330,390)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $78,082,460
     ----------------------------------------------------------------------

----
71

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Alabama - 1.9%

 $     3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue   12/11 at 101.00          A-  $     4,069,346
              Bonds, Series 2001, 5.500%, 12/01/12

       1,000 Alabama Public School and College Authority, Capital            No Opt. Call          AA        1,043,010
              Improvement Revenue Bonds, Series 1998, 5.000%, 11/01/08

       3,630 Birmingham Special Care Facilities Financing Authority,         No Opt. Call        Baa1        3,762,640
              Alabama, Revenue Bonds, Baptist Health System Inc., Series
              2005A, 5.000%, 11/15/12

       3,365 Colbert County-Northwest Health Care Authority, Alabama,        No Opt. Call        Baa3        3,406,793
              Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%,
              6/01/09

       1,500 Mobile Industrial Development Board, Alabama, Pollution       6/09 at 100.00         BBB        1,519,800
              Control Revenue Bonds, International Paper Company, Series
              1994A, 4.650%, 12/01/11

       1,000 Mobile Industrial Development Board, Alabama, Pollution         No Opt. Call         BBB        1,017,330
              Control Revenue Refunding Bonds, International Paper
              Company, Series 1998A, 4.750%, 4/01/10
----------------------------------------------------------------------------------------------------------------------
      14,310 Total Alabama                                                                                  14,818,919
----------------------------------------------------------------------------------------------------------------------
             Arizona - 1.7%

             Glendale Industrial Development Authority, Arizona, Revenue
             Bonds, Midwestern University, Series 2004:
       1,025  5.125%, 5/15/09                                                No Opt. Call          A-        1,066,072
         695  5.250%, 5/15/11                                                No Opt. Call          A-          734,810
       1,000  5.250%, 5/15/12                                                No Opt. Call          A-        1,062,720

       3,080 Maricopa County, Arizona, Hospital Revenue Bonds, Sun           No Opt. Call        Baa1        3,205,787
              Health Corporation, Series 2005, 5.000%, 4/01/13

       5,000 Phoenix Civic Improvement Corporation, Arizona, Senior Lien     No Opt. Call         AAA        5,406,300
              Wastewater System Revenue Bonds, Series 2005B, 5.000%,
              7/01/13 - MBIA Insured

       2,000 Yavapai County Industrial Development Authority, Arizona,     3/28 at 100.00         BBB        2,017,480
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      12,800 Total Arizona                                                                                  13,493,169
----------------------------------------------------------------------------------------------------------------------
             Arkansas - 1.1%

         280 Arkansas Development Finance Authority, FHA-Insured or VA     2/06 at 100.00         AA+          280,748
              Guaranteed Single Family Mortgage Revenue Refunding Bonds,
              Series 1991A, 8.000%, 8/15/11

       1,500 Arkansas, General Obligation College Savings Bonds, Series      No Opt. Call         AAA        1,611,930
              2005, 5.000%, 6/01/12 - FGIC Insured

             Sebastian County Health Facilities Board, Arkansas,
             Hospital Revenue Improvement Bonds, Sparks Regional Medical
             Center, Series 2001A:
       1,620  5.500%, 11/01/11                                               No Opt. Call        Baa2        1,722,481
       3,415  5.500%, 11/01/12                                            11/11 at 101.00        Baa2        3,644,693

       1,605 Washington County, Arkansas, Hospital Revenue Bonds,            No Opt. Call         BBB        1,677,851
              Washington Regional Medical Center, Series 2005B, 5.000%,
              2/01/12
----------------------------------------------------------------------------------------------------------------------
       8,420 Total Arkansas                                                                                  8,937,703
----------------------------------------------------------------------------------------------------------------------
             California - 11.9%

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       5,000  5.500%, 5/01/07                                                No Opt. Call          A2        5,131,000
       3,000  5.500%, 5/01/08                                                No Opt. Call          A2        3,136,170
       9,900  5.500%, 5/01/13 - AMBAC Insured                              5/12 at 101.00         AAA       11,018,304

       2,500 California Health Facilities Financing Authority, Revenue       No Opt. Call          A-        2,602,925
              Bonds, Catholic Healthcare West, Series 2005G, 5.000%,
              7/01/09

       1,000 California Health Facilities Financing Authority, Revenue       No Opt. Call          A3        1,057,930
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/13

       5,000 California Statewide Community Development Authority,         6/29 at 100.00        BBB+        5,141,150
              Multifamily Housing Revenue Refunding Bonds, Archstone
              Communities Trust, Archstone Oakridge Apartments, Series
              1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)

----
72

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             California (continued)

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005G:
 $     1,500  5.250%, 7/01/12                                                No Opt. Call        BBB+  $     1,595,535
       1,000  5.250%, 7/01/13                                                No Opt. Call        BBB+        1,064,640

      12,250 California Statewide Community Development Authority,         7/08 at 101.00         BBB       12,470,133
              Revenue Refunding Bonds, Irvine Apartment Communities
              Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put
              5/15/08)

             California, Economic Recovery Revenue Bonds, Series 2004A:
      10,000  5.000%, 7/01/08                                                No Opt. Call         AA-       10,392,700
       1,000  5.250%, 7/01/12                                                No Opt. Call         AA-        1,089,870

       5,000 California, General Obligation Bonds, Series 2004, 5.000%,      No Opt. Call           A        5,282,250
              4/01/10

       6,000 California, General Obligation Bonds, Series 2005, 5.000%,      No Opt. Call           A        6,464,520
              6/01/14

      10,000 California, Various Purpose General Obligation Bonds,           No Opt. Call         AAA       11,267,800
              Series 1992, 6.250%, 9/01/12 - MBIA Insured

             Central California Joint Powers Health Finance Authority,
             Certificates of Participation, Community Hospitals of
             Central California, Series 2001:
       1,105  4.750%, 2/01/08                                                No Opt. Call        Baa2        1,115,000
       1,115  4.750%, 2/01/09                                                No Opt. Call        Baa2        1,128,413
       1,210  4.750%, 2/01/10                                                No Opt. Call        Baa2        1,225,464

             Del Mar Race Track Authority, California, Revenue Bonds,
             Series 2005:
       1,000  5.000%, 8/15/07                                                No Opt. Call         N/R        1,021,140
       1,505  5.000%, 8/15/12                                                No Opt. Call         N/R        1,581,093
       1,000  5.000%, 8/15/13                                                No Opt. Call         N/R        1,050,430

       1,800 Merced Irrigation District, California, Combined Utility      7/08 at 100.00          A-        1,811,088
              System Revenue Bonds, Series 2005, 4.000%, 7/01/09

       3,000 San Bernardino County Transportation Authority, California,   3/06 at 100.00         AAA        3,169,470
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured (ETM)

       3,000 University of California, General Revenue Bonds, Series         No Opt. Call         AAA        3,248,010
              2005E, 5.000%, 5/15/12 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      87,885 Total California                                                                               93,065,035
----------------------------------------------------------------------------------------------------------------------
             Colorado - 1.2%

             Colorado Health Facilities Authority, Revenue Bonds,
             Evangelical Lutheran Good Samaritan Society, Series 2005:
         260  5.000%, 6/01/08                                                No Opt. Call          A-          267,231
         275  5.000%, 6/01/09                                                No Opt. Call          A-          285,208
         250  5.000%, 6/01/11                                                No Opt. Call          A-          261,570

             Colorado Health Facilities Authority, Revenue Bonds,
             Parkview Medical Center, Series 2001:
         660  5.300%, 9/01/07                                                No Opt. Call          A3          676,434
         690  5.400%, 9/01/08                                                No Opt. Call          A3          717,158
         830  5.500%, 9/01/09                                                No Opt. Call          A3          875,343

             Colorado Health Facilities Authority, Revenue Bonds, Vail
              Valley Medical Center, Series 2004:
         680  4.500%, 1/15/09                                                No Opt. Call        BBB+          690,193
         500  5.000%, 1/15/11                                                No Opt. Call        BBB+          518,240

       5,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 101.00         AAA        5,127,000
              Bonds, Series 1996C, 5.375%, 11/15/07 - MBIA Insured
              (Alternative Minimum Tax)

         200 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call         N/R          200,600
              Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
       9,345 Total Colorado                                                                                  9,618,977
----------------------------------------------------------------------------------------------------------------------
             Connecticut - 2.1%

         935 Connecticut Development Authority, First Mortgage Gross         No Opt. Call        BBB-          936,702
              Revenue Refunding Healthcare Bonds, Church Homes Inc. -
              Congregational Avery Heights, Series 1997, 5.300%, 4/01/06

         375 Connecticut Health and Educational Facilities Authority,        No Opt. Call         BB+          376,965
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07

----
73

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Connecticut (continued)

 $     2,550 Connecticut, General Obligation Bonds, Series 2001B,            No Opt. Call         AAA  $     2,662,761
              5.250%, 6/15/08 - AMBAC Insured

       4,200 Connecticut, Special Tax Obligation Transportation              No Opt. Call         AAA        4,381,188
              Infrastructure Purpose Bonds, Series 2001B,
              5.000%, 10/01/08 - FSA Insured

       3,000 Stamford Housing Authority, Connecticut, Multifamily         12/28 at 100.00          A-        3,062,220
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
              Minimum Tax)

       5,000 University of Connecticut, General Obligation Bonds, Series     No Opt. Call         AAA        5,381,300
              2004A, 5.000%, 1/15/12 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      16,060 Total Connecticut                                                                              16,801,136
----------------------------------------------------------------------------------------------------------------------
             Delaware - 1.1%

       2,000 Delaware Economic Development Authority, Pollution Control    7/25 at 100.00        Baa1        2,085,720
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority, Pollution Control    7/28 at 100.00        Baa1        2,275,874
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10)
              (Alternative Minimum Tax)

             Delaware Health Facilities Authority, Revenue Bonds, Beebe
             Medical Center, Series 2004A:
         580  5.250%, 6/01/09                                                No Opt. Call        BBB+          607,138
       1,215  5.250%, 6/01/10                                                No Opt. Call        BBB+        1,284,364

         505 Delaware Health Facilities Authority, Revenue Bonds, Beebe      No Opt. Call        BBB+          533,639
              Medical Center, Series 2005A, 5.000%, 6/01/14

       2,005 Delaware Transportation Authority, Transportation System        No Opt. Call         AAA        2,083,736
              Revenue Bonds, Series 2003, 5.000%, 7/01/08 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
       8,460 Total Delaware                                                                                  8,870,471
----------------------------------------------------------------------------------------------------------------------
             Florida - 2.7%

       8,000 Florida State Division of Bond Finance, Preservation 2000       No Opt. Call         AAA        9,152,960
              Revenue Bonds, Department of Environmental Protection,
              Series 1998A, 6.000%, 7/01/13 - FSA Insured

         250 Highlands County Health Facilities Authority, Florida,          No Opt. Call          A+          265,010
              Hospital Revenue Bonds, Adventist Health System, Series
              2005A, 5.000%, 11/15/12

       1,650 Hillsborough County Industrial Development Authority,           No Opt. Call          A3        1,742,318
              Florida, Hospital Revenue Refunding Bonds, Tampa General
              Hospital, Series 2003A, 5.000%, 10/01/13

       2,700 Hillsborough County Industrial Development Authority,        10/12 at 100.00        Baa2        2,810,700
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

       3,165 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/06 at 102.00        BBB+        3,251,246
              Leesburg Regional Medical Center Project, Series 1996A,
              5.600%, 7/01/08

       3,860 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        BBB+        4,048,098
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/11
----------------------------------------------------------------------------------------------------------------------
      19,625 Total Florida                                                                                  21,270,332
----------------------------------------------------------------------------------------------------------------------
             Georgia - 0.4%

       3,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call         AAA        3,285,060
              Series 1999A, 5.500%, 11/01/12 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------
             Illinois - 2.6%

       4,275 Chicago Housing Authority, Illinois, Revenue Bonds, Capital     No Opt. Call          AA        4,420,735
              Fund Program, Series 2001, 5.000%, 7/01/08

       5,000 Chicago, Illinois, Special Facility Revenue Bonds, O'Hare    11/35 at 100.00         N/R        2,712,250
              International Airport, United Air Lines Inc. Project,
              Series 2001A, 5.800%, 11/01/35 (Mandatory put 5/01/07)
              (Alternative Minimum Tax)/(4)/

             Illinois Development Finance Authority, Revenue Refunding
             Bonds, East St. Louis Project, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured                                No Opt. Call         AAA        1,208,945
       1,030  5.000%, 11/15/12 - XLCA Insured                                No Opt. Call         AAA        1,100,308

             Illinois Finance Authority, Revenue Bonds, OSF Healthcare
             System, Series 2004:
       1,785  5.250%, 11/15/09                                               No Opt. Call           A        1,868,360
       2,540  5.250%, 11/15/10                                               No Opt. Call           A        2,680,259

----
74

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

 $     3,000 Illinois Health Facilities Authority, Revenue Bonds, Loyola    No Opt. Call         Baa1  $     3,214,080
              University Health System, Series 2001A, 5.750%, 7/01/11

         770 Illinois Health Facilities Authority, Revenue Bonds, Sarah     No Opt. Call            A          770,593
              Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06

       2,469 Pingree Grove Village, Illinois, Tax Assessment Bonds,         No Opt. Call          N/R        2,505,418
              Special Service Area 1 - Cambridge Lakes Project, Series
              2005-1, 5.250%, 3/01/15
----------------------------------------------------------------------------------------------------------------------
      22,004 Total Illinois                                                                                 20,480,948
----------------------------------------------------------------------------------------------------------------------
             Indiana - 1.3%

             Goshen, Indiana, Revenue Refunding Bonds, Greencroft
             Obligation Group, Series 1998:
         790  5.250%, 8/15/07                                               No Opt. Call          N/R          797,695
         680  5.300%, 8/15/08                                               No Opt. Call          N/R          689,561
         775  5.350%, 8/15/09                                             8/08 at 101.00          N/R          786,966

       3,200 Indiana Health Facility Financing Authority, Revenue Bonds,    No Opt. Call          AA-        3,280,448
              Ascension Health, Series 2005A, 5.000%, 11/01/07

       4,150 Rockport, Indiana, Pollution Control Revenue Refunding       6/25 at 100.00          BBB        4,223,538
              Bonds, Indiana and Michigan Power Company, Series 2002A,
              4.900%, 6/01/25 (Mandatory put 6/01/07)
----------------------------------------------------------------------------------------------------------------------
       9,595 Total Indiana                                                                                   9,778,208
----------------------------------------------------------------------------------------------------------------------
             Kansas - 1.3%

       2,000 Burlington, Kansas, Environmental Improvement Revenue        9/15 at 100.00           A3        2,033,900
              Refunding Bonds, Kansas City Power and Light Company,
              Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       2,630 Johnson County Unified School District 512, Shawnee            No Opt. Call          Aaa        2,824,068
              Mission, Kansas, General Obligation Bonds, Series 2005C,
              5.000%, 10/01/11 - FGIC Insured

             Kansas Development Finance Authority, Health Facilities
             Revenue Bonds, Hays Medical Center Inc., Series 2005L:
       1,000  5.250%, 11/15/11                                              No Opt. Call           A2        1,065,080
         650  5.250%, 11/15/14                                              No Opt. Call           A2          697,262

       2,985 Shawnee County Unified School District 501, Kansas, General    No Opt. Call          Aaa        3,201,084
              Obligation Bonds, Series 2005, 5.000%, 8/01/11 - FSA
              Insured
----------------------------------------------------------------------------------------------------------------------
       9,265 Total Kansas                                                                                    9,821,394
----------------------------------------------------------------------------------------------------------------------
             Kentucky - 3.0%

       8,500 Ashland, Kentucky, Pollution Control Revenue Refunding         No Opt. Call     Ba1/(3)/        9,140,475
              Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%,
              11/01/09 (ETM)

       1,115 Christian County, Kentucky, Hospital Revenue Refunding         No Opt. Call      A-/(3)/        1,122,861
              Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%,
              7/01/06 (ETM)

       1,315 Kentucky Economic Development Finance Authority, Hospital      No Opt. Call          BB-        1,321,062
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare Inc., Series 1997, 5.400%,
              10/01/06

       2,500 Kentucky State Property and Buildings Commission, Revenue      No Opt. Call          AAA        2,700,975
              Bonds, Project 85, Series 2005, 5.000%, 8/01/13 - FSA
              Insured

       5,135 Kentucky Turnpike Authority, Economic Development Road         No Opt. Call          AAA        5,494,912
              Revenue Bonds, Revitalization Project, Series 2005B,
              5.000%, 7/01/11 - AMBAC Insured

       2,305 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call          AAA        2,496,845
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.500%, 7/01/12 - FSA Insured (Alternative Minimum Tax)

       1,170 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call         Baa3        1,175,850
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.000%, 3/01/09
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      22,040 Total Kentucky                                                                                 23,452,980
----------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.1%

       1,055 Iberville Parish Consolidated School District 5, Louisiana,    No Opt. Call          Aaa        1,094,225
              General Obligation Bonds, Series 2002, 5.000%, 10/01/08 -
              FSA Insured
----------------------------------------------------------------------------------------------------------------------

----
75

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Maryland - 0.3%

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, MedStar Health, Series 2004:
 $       515  5.000%, 8/15/09                                                No Opt. Call        BBB+  $       537,011
       1,755  5.000%, 8/15/10                                                No Opt. Call        BBB+        1,844,698
----------------------------------------------------------------------------------------------------------------------
       2,270 Total Maryland                                                                                  2,381,709
----------------------------------------------------------------------------------------------------------------------
             Massachusetts - 4.2%

             Massachusetts Development Finance Agency, Resource Recovery
             Revenue Bonds, SEMass System, Series 2001A:
       5,000  5.500%, 1/01/10 - MBIA Insured                                 No Opt. Call         AAA        5,341,150
       5,000  5.625%, 1/01/12 - MBIA Insured                                 No Opt. Call         AAA        5,480,650

             Massachusetts Educational Finance Authority, Educational
             Loan Revenue Bonds, Issue E, Series 1997B:
         690  5.250%, 7/01/06 - AMBAC Insured (Alternative Minimum Tax)      No Opt. Call         AAA          691,787
         970  5.350%, 7/01/07 - AMBAC Insured (Alternative Minimum Tax)    7/06 at 102.00         AAA          972,910

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds, Berkshire Health System, Series 2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured                                No Opt. Call          AA        1,335,519
         545  5.250%, 10/01/10 - RAAI Insured                                No Opt. Call          AA          577,994
       1,625  5.000%, 10/01/11 - RAAI Insured                                No Opt. Call          AA        1,711,206

         700 Massachusetts Health and Educational Facilities Authority,      No Opt. Call         AA-          731,682
              Revenue Bonds, Partners HealthCare System Inc., Series
              1999B, 5.000%, 7/01/09

       2,970 Massachusetts Industrial Finance Agency, Resource Recovery      No Opt. Call         BBB        2,994,918
              Remarketed Revenue Refunding Bonds, Ogden Haverhill
              Project, Series 1992A, 4.950%, 12/01/06

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)                     No Opt. Call         BBB        1,779,725
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                     No Opt. Call         BBB        2,545,250

       5,000 Massachusetts, Federal Highway Grant Anticipation Notes,     12/10 at 100.00         Aaa        5,452,200
              Series 2000A, 5.750%, 12/15/12 - FSA Insured

       3,175 Massachusetts, General Obligation Bonds, Series 1997A,          No Opt. Call         AAA        3,471,450
              5.750%, 8/01/10 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      31,190 Total Massachusetts                                                                            33,086,441
----------------------------------------------------------------------------------------------------------------------
             Michigan - 2.1%

       1,050 Dundee Community School District, Monroe County, Michigan,      No Opt. Call         AAA        1,121,663
              General Obligation Bonds, Series 2005, 5.000%, 5/01/11 -
              FGIC Insured

       2,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00     AA/(3)/        2,198,120
              Spectrum Health, Series 2001A, 5.500%, 1/15/12
              (Pre-refunded 7/15/11)

       3,000 Michigan Municipal Bond Authority, General Obligation           No Opt. Call         AAA        3,187,350
              Bonds, Detroit City School District, Series 2005, 5.000%,
              6/01/11 - FSA Insured

       3,515 Michigan State Building Authority, Revenue Refunding Bonds,     No Opt. Call         AAA        3,856,939
              Facilities Program, Series 2003I, 5.250%, 10/15/13 - FSA
              Insured

         738 Michigan State Hospital Finance Authority, Collateralized       No Opt. Call        Baa2          741,692
              Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Henry Ford Health System, Series 2003A:
       2,000  5.000%, 3/01/09                                                No Opt. Call          A1        2,071,040
       3,000  5.500%, 3/01/13                                                No Opt. Call          A1        3,240,120
----------------------------------------------------------------------------------------------------------------------
      15,303 Total Michigan                                                                                 16,416,924
----------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.4%

       1,250 Minnesota Higher Education Facilities Authority, St. John's     No Opt. Call          A2        1,342,013
              University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13

       1,310 Minnesota Municipal Power Agency, Electric Revenue Bonds,       No Opt. Call          A3        1,395,687
              Series 2005, 5.000%, 10/01/14
----------------------------------------------------------------------------------------------------------------------
       2,560 Total Minnesota                                                                                 2,737,700
----------------------------------------------------------------------------------------------------------------------

----
76

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/   Ratings/(2)/           Value
------------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

 $     5,000 Mississippi Higher Education Assistance Corporation,           No Opt. Call             A2  $     5,255,650
              Student Loan Revenue Bonds, Series 2000B-3, 5.450%,
              3/01/10 (Alternative Minimum Tax)

       2,660 Mississippi Hospital Equipment and Facilities Authority,       No Opt. Call           BBB+        2,701,443
              Revenue Refunding Bonds, Southwest Regional Medical
              Center, Series 2003, 5.000%, 4/01/13
------------------------------------------------------------------------------------------------------------------------
       7,660 Total Mississippi                                                                                 7,957,093
------------------------------------------------------------------------------------------------------------------------
             Missouri - 0.8%

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lutheran Senior Services, Series 1997:
         600  5.400%, 2/01/06                                               No Opt. Call            N/R          600,000
         700  5.500%, 2/01/07                                               No Opt. Call            N/R          709,835

       3,880 Missouri Regional Convention and Sports Complex Authority,     No Opt. Call            AAA        4,221,246
              Lease Revenue Bonds, Convention and Sports Facility
              Project, Series 2003A-1, 5.250%, 8/15/12 - AMBAC Insured

             St. Joseph Industrial Development Authority, Missouri, Tax
             Increment Bonds, Shoppes at North Village Project, Series
             2005B:
         150  5.000%, 11/01/08                                              No Opt. Call            N/R          152,870
         215  5.000%, 11/01/09                                              No Opt. Call            N/R          219,362
         300  5.000%, 11/01/11                                              No Opt. Call            N/R          302,736
------------------------------------------------------------------------------------------------------------------------
       5,845 Total Missouri                                                                                    6,206,049
------------------------------------------------------------------------------------------------------------------------
             Montana - 0.4%

       3,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue  5/33 at 100.00           BBB+        3,099,540
              Refunding Bonds, Portland General Electric Company, Series
              1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
------------------------------------------------------------------------------------------------------------------------
             Nebraska - 1.6%

             Douglas County Hospital Authority 2, Nebraska, Health
             Facilities Revenue Bonds, Nebraska Medical Center, Series
             2003:
       1,330  5.000%, 11/15/07                                              No Opt. Call             A1        1,361,747
       1,725  5.000%, 11/15/08                                              No Opt. Call             A1        1,782,236
       2,540  5.000%, 11/15/09                                              No Opt. Call             A1        2,647,391

       6,000 Nebraska Public Power District, General Revenue Bonds,         No Opt. Call            AAA        6,498,780
              Series 2005B-1, 5.000%, 1/01/14 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
      11,595 Total Nebraska                                                                                   12,290,154
------------------------------------------------------------------------------------------------------------------------
             Nevada - 0.8%

             Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe
             Hospital, Series 2002:
         455  5.250%, 9/01/06                                               No Opt. Call            BBB          458,362
         670  5.500%, 9/01/07                                               No Opt. Call            BBB          684,573
         610  5.500%, 9/01/08                                               No Opt. Call            BBB          629,422
         685  5.500%, 9/01/09                                               No Opt. Call            BBB          714,037
         535  5.750%, 9/01/10                                               No Opt. Call            BBB          567,507
         970  6.000%, 9/01/13                                             9/12 at 101.00            BBB        1,055,370

       2,000 Las Vegas Convention and Visitors Authority, Nevada,           No Opt. Call            AAA        2,129,360
              Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       5,925 Total Nevada                                                                                      6,238,631
------------------------------------------------------------------------------------------------------------------------
             New Jersey - 6.3%

       1,700 Middlesex County Utilities Authority, New Jersey, Sewer        No Opt. Call            AAA        1,756,899
              Revenue Bonds, Series 2005A, 5.000%, 3/15/08 - XLCA Insured

       7,000 New Jersey Economic Development Authority, Cigarette Tax       No Opt. Call            BBB        7,179,760
              Revenue Bonds, Series 2004, 5.000%, 6/15/08

       4,000 New Jersey Economic Development Authority, School              No Opt. Call            AA-        4,259,280
              Facilities Construction Bonds, Series 2005O,
              5.000%, 3/01/12

             New Jersey Economic Development Authority, School
             Facilities Construction Bonds, Series 2005P:
       2,000  5.000%, 9/01/13                                               No Opt. Call            AA-        2,134,100
       2,325  5.000%, 9/01/14                                               No Opt. Call            AA-        2,490,168

----
77

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             New Jersey (continued)

             New Jersey Higher Education Assistance Authority, Student
             Loan Revenue Bonds, Series 2000A:
 $     3,125  5.750%, 6/01/09 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call          AAA  $     3,149,281
       2,795  5.800%, 6/01/10 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call          AAA        2,817,695
       3,090  5.900%, 6/01/11 - MBIA Insured (Alternative Minimum Tax)    6/10 at 101.00          AAA        3,116,667

      18,110 New Jersey Transportation Trust Fund Authority,                No Opt. Call          AAA       19,519,501
              Transportation System Bonds, Series 2005C, 5.250%, 6/15/11
              - MBIA Insured

       2,625 North Hudson Sewerage Authority, New Jersey, Sewerage          No Opt. Call          Aaa        2,825,261
              Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 -
              FGIC Insured
----------------------------------------------------------------------------------------------------------------------
      46,770 Total New Jersey                                                                               49,248,612
----------------------------------------------------------------------------------------------------------------------
             New Mexico - 1.6%

       2,000 Gallup, New Mexico, Pollution Control Revenue Bonds,           No Opt. Call          AAA        2,140,860
              Tri-State Generation and Transmission Association Inc.,
              Series 2005, 5.000%, 8/15/13 - AMBAC Insured

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,710  4.800%, 8/01/10                                               No Opt. Call          AA-        2,814,091
       3,505  4.900%, 8/01/11                                               No Opt. Call          AA-        3,659,711

       2,055 New Mexico Mortgage Finance Authority, FNMA Multifamily      7/31 at 100.00          Aaa        2,121,274
              Housing Revenue Refunding Bonds, Hunter's Ridge
              Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

       2,000 New Mexico Mortgage Finance Authority, FNMA Multifamily      7/31 at 100.00          Aaa        2,064,500
              Housing Revenue Refunding Bonds, Sombra del Oso
              Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put
              7/01/11)
----------------------------------------------------------------------------------------------------------------------
      12,270 Total New Mexico                                                                               12,800,436
----------------------------------------------------------------------------------------------------------------------
             New York - 15.4%

             Albany Housing Authority, Albany, New York, Limited
             Obligation Bonds, Series 1995:
         500  5.700%, 10/01/06                                            4/06 at 102.00           A3          507,025
         700  5.850%, 10/01/07                                            4/06 at 102.00           A3          715,169

       3,000 Dormitory Authority of the State of New York, Revenue          No Opt. Call          AAA        3,246,690
              Bonds, Columbia University, Series 2005, 5.000%, 7/01/12

         225 Dormitory Authority of the State of New York, Revenue        7/06 at 102.00           B2          224,881
              Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

       3,885 Dormitory Authority of the State of New York, Revenue          No Opt. Call          AA-        4,363,088
              Bonds, State University Educational Facilities,
              Series 1990B, 7.500%, 5/15/11

       1,990 Dormitory Authority of the State of New York, Revenue          No Opt. Call     AA-/(3)/        2,269,635
              Bonds, State University Educational Facilities,
              Series 1990B, 7.500%, 5/15/11 (ETM)

             Dormitory Authority of the State of New York, Revenue
             Bonds, Winthrop-South Nassau University Hospital
             Association, Series 2003A:
         985  5.500%, 7/01/12                                               No Opt. Call         Baa1        1,062,076
       1,040  5.500%, 7/01/13                                               No Opt. Call         Baa1        1,123,637

       5,525 Long Island Power Authority, New York, Electric System         No Opt. Call          AAA        6,169,105
              General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 -
              FSA Insured (ETM)

       1,000 Metropolitan Transportation Authority, New York,               No Opt. Call            A        1,090,100
              Transportation Revenue Bonds, Series 2005C,
              5.250%, 11/15/14

       3,500 Metropolitan Transportation Authority, New York,               No Opt. Call            A        3,729,635
              Transportation Revenue Bonds, Series 2005F,
              5.000%, 11/15/12

      10,000 New York City Transitional Finance Authority, New York,        No Opt. Call          AAA       10,766,600
              Senior Lien Future Tax Secured Bonds, Fiscal
              Series 2005A-1, 5.000%, 11/01/12

         275 New York City, New York, General Obligation Bonds, Fiscal      No Opt. Call           A+          275,000
              Series 1996G, 5.750%, 2/01/06

         225 New York City, New York, General Obligation Bonds, Fiscal      No Opt. Call      A+/(3)/          225,000
              Series 1996G, 5.750%, 2/01/06 (ETM)

       2,800 New York City, New York, General Obligation Bonds, Fiscal      No Opt. Call           A+        2,810,920
              Series 1996I, 6.500%, 3/15/06

----
78

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             New York (continued)

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2003A:
 $     2,880  5.500%, 8/01/10                                                No Opt. Call          A+  $     3,095,568
       2,000  5.000%, 8/01/10                                                No Opt. Call          A+        2,110,260

       5,000 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call          A+        5,456,050
              Series 2003B, 5.500%, 8/01/12

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2005O:
       7,000  5.000%, 6/01/11                                                No Opt. Call          A+        7,412,790
       3,000  5.000%, 6/01/12                                                No Opt. Call          A+        3,188,640

       6,000 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA        6,411,480
              Fund Bonds, Second Generation, Series 2003B, 5.000%,
              4/01/11 - FSA Insured

       8,540 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA        9,262,655
              Fund Bonds, Second Generation, Series 2005B, 5.000%,
              4/01/14 - FSA Insured

       4,630 New York State Urban Development Corporation, Revenue           No Opt. Call         AAA        5,233,289
              Bonds, Correctional Facilities, Series 1994A, 6.500%,
              1/01/11 - FSA Insured

       8,000 New York State Urban Development Corporation, Service         1/17 at 100.00         AA-        8,630,480
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       5,000 New York State Urban Development Corporation, Service           No Opt. Call         AAA        5,167,150
              Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/08

       6,000 New York State Urban Development Corporation, Service           No Opt. Call         AA-        6,368,280
              Contract Revenue Bonds, Series 2005, 5.000%, 1/01/11

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3        1,579,500
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001B,
              5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative
              Minimum Tax)

       1,400 Port Authority of New York and New Jersey, Special Project      No Opt. Call         N/R        1,420,146
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development Agency, New York,         No Opt. Call         AAA       13,247,427
              Resource Recovery Revenue Bonds, Huntington LP, Series
              1999, 5.950%, 10/01/09 - AMBAC Insured (Alternative
              Minimum Tax)

       2,670 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call         AA-        2,898,926
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10
----------------------------------------------------------------------------------------------------------------------
     111,535 Total New York                                                                                120,061,202
----------------------------------------------------------------------------------------------------------------------
             North Carolina - 3.4%

       4,000 Fayetteville Public Works Commission, North Carolina,           No Opt. Call         AAA        3,995,760
              Revenue Bonds, Series 2005, 3.550%, 1/15/08 - FSA Insured

       4,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         BBB        4,325,240
              Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12

       7,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         BBB        7,411,880
              Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10

       3,260 North Carolina Infrastructure Finance Corporation,              No Opt. Call         AA+        3,466,521
              Certificates of Participation, Capital Improvements,
              Series 2005A, 5.000%, 2/01/12

       4,500 North Carolina Municipal Power Agency 1, Catawba Electric       No Opt. Call          A3        4,820,175
              Revenue Bonds, Series 2003A, 5.500%, 1/01/11

             University of North Carolina, Chapel Hill, Revenue Bonds,
             Hospital System, Series 2005A:
       1,355  5.000%, 2/01/11                                                No Opt. Call         AA-        1,426,083
       1,000  5.000%, 2/01/13                                                No Opt. Call         AA-        1,057,090
----------------------------------------------------------------------------------------------------------------------
      25,115 Total North Carolina                                                                           26,502,749
----------------------------------------------------------------------------------------------------------------------
             Ohio - 3.7%

       1,985 Akron, Bath and Copley Joint Township Hospital District,        No Opt. Call        Baa1        2,011,440
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.000%, 11/15/08

       1,415 Bowling Green State University, Ohio, General Receipts          No Opt. Call         AAA        1,518,932
              Bonds, Series 2005, 5.000%, 6/01/12 - MBIA Insured

----
79

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Ohio (continued)

 $       335 Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate    No Opt. Call     N/R/(3)/  $       341,425
              Revenue Refunding Bonds, Rock and Roll Hall of Fame and
              Museum, Series 1997, 5.600%, 12/01/06 (ETM)

             Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland
             Clinic Health System, Series 2003A:
       3,000  5.500%, 1/01/11                                               No Opt. Call          Aa3        3,214,140
       2,000  5.500%, 1/01/12                                               No Opt. Call          Aa3        2,155,500

             Erie County, Ohio, Hospital Facilities Revenue Bonds,
             Firelands Regional Medical Center, Series 2002A:
       1,140  5.500%, 8/15/11                                               No Opt. Call            A        1,223,836
         845  5.500%, 8/15/12                                               No Opt. Call            A          911,535

         270 Miami County, Ohio, Hospital Facilities Revenue Refunding      No Opt. Call         BBB+          271,860
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

         235 Ohio Water Development Authority, Water Pollution Control      No Opt. Call          AAA          251,184
              Loan Fund Revenue Bonds, Water Quality Project, Series
              2004, 5.000%, 12/01/10

         820 Ohio, Economic Development Revenue Bonds, Enterprise Bond      No Opt. Call          AA-          831,783
              Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

       8,915 Ohio, General Obligation Refunding Bonds, Higher Education,    No Opt. Call          AA+        9,884,863
              Series 2002C, 5.500%, 11/01/12

       4,900 Ohio, Higher Education Capital Facilities Appropriation        No Opt. Call           AA        5,184,739
              Bonds, Series 2001-IIA, 5.500%, 12/01/08

             Sandusky County, Ohio, Hospital Facilities Revenue
             Refunding Bonds, Memorial Hospital, Series 1998:
         450  5.050%, 1/01/07                                               No Opt. Call         BBB-          452,322
         720  5.100%, 1/01/09                                             1/08 at 102.00         BBB-          728,417
----------------------------------------------------------------------------------------------------------------------
      27,030 Total Ohio                                                                                     28,981,976
----------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.4%

       1,935 Oklahoma Capitol Improvement Authority, State Facilities       No Opt. Call          AAA        2,080,319
              Revenue Bonds, Series 2005F, 5.000%, 7/01/12 - AMBAC
              Insured

       6,000 Oklahoma Capitol Improvement Authority, State Highway          No Opt. Call          AAA        6,341,580
              Capital Improvement Revenue Bonds, Series 2000, 5.000%,
              12/01/09 - MBIA Insured

       1,190 Oklahoma County Independent School District 89, Oklahoma       No Opt. Call          AAA        1,274,621
              City, Oklahoma, General Obligation Bonds, Series 2005,
              5.000%, 7/01/11 - AMBAC Insured

       1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   6/07 at 100.00           B-        1,481,775
              Bonds, American Airlines Inc., Series 2001A, 5.375%,
              12/01/35 (Mandatory put 12/01/06) (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      10,625 Total Oklahoma                                                                                 11,178,295
----------------------------------------------------------------------------------------------------------------------
             Oregon - 3.0%

       1,500 Clackamas County School District 12, North Clackamas,          No Opt. Call          AAA        1,614,855
              Oregon, General Obligation Bonds, Series 2004, 5.000%,
              6/15/12 - FSA Insured

       7,500 Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds,  5/08 at 100.00          BBB        7,511,550
              Waste Management Inc., Variable Rate Demand Obligations,
              Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09)
              (Alternative Minimum Tax)

       3,910 Oregon Department of Administrative Services, Certificates     No Opt. Call          AAA        4,046,342
              of Participation Refunding, Series 2002B, 5.000%, 5/01/08
              - MBIA Insured

       3,300 Tri-County Metropolitan Transportation District, Oregon,       No Opt. Call          AAA        3,555,519
              Limited Tax Pledge Revenue Bonds, Series 2005A, 5.000%,
              9/01/12 - FSA Insured

             Tri-County Metropolitan Transportation District, Oregon,
             Revenue Bonds, Series 2005:
       2,335  5.000%, 10/01/08 - AMBAC Insured                              No Opt. Call          AAA        2,433,303
       3,620  5.000%, 10/01/12 - AMBAC Insured                              No Opt. Call          AAA        3,895,591
----------------------------------------------------------------------------------------------------------------------
      22,165 Total Oregon                                                                                   23,057,160
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.8%

       2,000 Allegheny County, Pennsylvania, Revenue Refunding Bonds,       No Opt. Call          AAA        2,117,780
              Greater Pittsburgh International Airport, Series 1999,
              5.625%, 1/01/10 - FGIC Insured (Alternative Minimum Tax)

----
80

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

             Delaware County Industrial Development Authority,
             Pennsylvania, Resource Recovery Revenue Refunding Bonds,
             Series 1997A:
 $     4,000  6.500%, 1/01/08                                               No Opt. Call          BB+  $     4,165,320
       7,000  6.000%, 1/01/09                                             1/08 at 102.00          BB+        7,326,550

       1,635 Great Valley School District, Chester County, Pennsylvania,    No Opt. Call          Aaa        1,779,975
              General Obligation Bonds, Series 2006, 5.000%, 2/15/15
              (WI/DD, Settling 2/14/06) - FSA Insured

       4,000 Pennsylvania Economic Development Financing Authority,       7/06 at 100.00           BB        3,999,640
              Senior Lien Resource Recovery Revenue Bonds, Northampton
              Generating Project, Series 1994A, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,510 Pennsylvania Higher Educational Facilities Authority,          No Opt. Call          AAA        2,676,539
              Revenue Bonds, Allegheny Delaware Valley Obligated Group,
              Series 1996A, 5.600%, 11/15/09 - MBIA Insured

       2,395 Pennsylvania Turnpike Commission, Registration Fee Revenue     No Opt. Call          AAA        2,579,846
              Bonds, Series 2005A, 5.000%, 7/15/12 - FSA Insured

         470 Philadelphia Redevelopment Authority, Pennsylvania,            No Opt. Call          N/R          472,764
              Multifamily Housing Mortgage Revenue Bonds, Cricket Court
              Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative
              Minimum Tax)

       4,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Series     No Opt. Call          AAA        4,242,360
              2005A, 5.000%, 9/01/10 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      28,010 Total Pennsylvania                                                                             29,360,774
----------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.1%

       7,570 Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%,    No Opt. Call          AAA        8,254,479
              8/01/14 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
             South Carolina - 2.9%

             Charleston County, South Carolina, Revenue Bonds,
             CareAlliance Heath Services, Series 2004A:
       1,690  5.000%, 8/15/08                                               No Opt. Call           A-        1,740,632
       1,400  5.000%, 8/15/09                                               No Opt. Call           A-        1,454,180
       1,980  5.000%, 8/15/10                                               No Opt. Call           A-        2,071,120

       7,110 Georgetown County, South Carolina, Environmental               No Opt. Call          BBB        7,537,595
              Improvement Revenue Refunding Bonds, International Paper
              Company, Series 2002A, 5.700%, 4/01/14

       7,215 Greenville County School District, South Carolina,             No Opt. Call          AA-        7,638,160
              Installment Purchase Revenue Bonds, Series 2002,
              5.250%, 12/01/09

       1,325 Lexington County Health Service District, South Carolina,      No Opt. Call            A        1,437,665
              Hospital Revenue Refunding and Improvement Bonds, Series
              2003, 5.500%, 11/01/13

       1,000 Scago Educational Facilities Corporation, South Carolina,      No Opt. Call          AAA        1,075,890
              Installment Purchase Revenue Bonds, Spartanburg County
              School District 5, Series 2005, 5.000%, 4/01/14 - FSA
              Insured
----------------------------------------------------------------------------------------------------------------------
      21,720 Total South Carolina                                                                           22,955,242
----------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.4%

      10,000 Memphis, Tennessee, Subordinate Lien Electric System           No Opt. Call          AAA       10,734,400
              Revenue Bonds, Series 2003A, 5.000%, 12/01/12 - MBIA
              Insured

       7,350 Shelby County Health, Educational and Housing Facilities     9/20 at 100.00          N/R        7,576,968
              Board, Tennessee, Revenue Bonds, Baptist Memorial
              Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
              10/01/08)

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2002:
       1,645  5.750%, 9/01/08 (ETM)                                         No Opt. Call    BBB+/(3)/        1,731,231
       1,740  6.125%, 9/01/09 (ETM)                                         No Opt. Call    BBB+/(3)/        1,885,186
       1,350  6.250%, 9/01/10 (ETM)                                         No Opt. Call    BBB+/(3)/        1,493,735

       2,920 Tennessee State School Bond Authority, Higher Educational      No Opt. Call          AAA        3,154,476
              Facilities Second Program Bonds, Series 2005A, 5.000%,
              5/01/13 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      25,005 Total Tennessee                                                                                26,575,996
----------------------------------------------------------------------------------------------------------------------
             Texas - 3.1%

       4,330 Brazos River Authority, Texas, Pollution Control Revenue     6/30 at 100.00         Baa2        4,352,083
              Bonds, Texas Utilities Company, Series 1995B, 5.050%,
              6/01/30 (Mandatory put 6/19/06) (Alternative Minimum Tax)

----
81

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
January 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Texas (continued)

 $     4,000 Brazos River Authority, Texas, Pollution Control Revenue      4/38 at 100.00        Baa2  $     4,506,680
              Refunding Bonds, TXU Energy Company LLC, Series 2003A,
              6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
              Minimum Tax)

       3,050 Houston, Texas, Subordinate Lien Airport System Revenue         No Opt. Call         AAA        3,190,483
              Refunding Bonds, Series 2001A, 5.000%, 7/01/10 - FGIC
              Insured (Alternative Minimum Tax)

             Kerrville Health Facilities Development Corporation, Texas,
             Revenue Bonds, Sid Peterson Memorial Hospital Project,
             Series 2005:
         215  4.000%, 8/15/09                                                No Opt. Call        BBB-          214,366
         605  4.125%, 8/15/10                                                No Opt. Call        BBB-          603,282

       4,200 North Central Texas Health Facilities Development               No Opt. Call         AA-        4,368,882
              Corporation, Revenue Bonds, Baylor Healthcare System,
              Series 2002, 5.500%, 5/15/08

       2,805 Tom Green County Health Facilities Development Corporation,     No Opt. Call        Baa3        3,012,935
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue   5/27 at 100.00        Baa2        4,023,080
              Refunding Bonds, TXU Electric Company, Series 2001A,
              5.000%, 5/01/27 (Mandatory put 11/01/06) (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      23,205 Total Texas                                                                                    24,271,791
----------------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.3%

       2,070 Virgin Islands Water and Power Authority, Electric System       No Opt. Call         N/R        2,081,095
              Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06
----------------------------------------------------------------------------------------------------------------------
             Virginia - 2.7%

       2,000 Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call         BB-        2,011,260
              Revenue Bonds, Route 895 Connector Toll Road, Series
              1998A, 5.000%, 8/15/06

             The Rector and Visitors of the University of Virginia,
             General Revenue Bonds, Series 2005:
       1,070  4.000%, 6/01/08                                                No Opt. Call         AAA        1,086,767
       2,935  5.000%, 6/01/12                                                No Opt. Call         AAA        3,163,989

       1,520 Virginia Beach Development Authority, Public Facilities         No Opt. Call          AA        1,633,483
              Revenue Bonds, Series 2005A, 5.000%, 5/01/12

       8,085 Virginia Port Authority, General Fund Revenue Bonds, Series     No Opt. Call         AA+        8,461,114
              1998, 5.500%, 7/01/08 (Alternative Minimum Tax)

       5,000 York County Industrial Development Authority, Virginia,      11/06 at 101.00          A3        5,126,100
              Pollution Control Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%, 7/01/09
----------------------------------------------------------------------------------------------------------------------
      20,610 Total Virginia                                                                                 21,482,713
----------------------------------------------------------------------------------------------------------------------
             Washington - 2.2%

       6,000 Energy Northwest, Washington, Electric Revenue Refunding        No Opt. Call         AAA        6,551,640
              Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 -
              XLCA Insured

       2,000 Seattle, Washington, Municipal Light and Power Revenue       10/09 at 101.00    Aa3/(3)/        2,194,320
              Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded
              10/01/09)

       4,160 Seattle, Washington, Solid Waste Utility Revenue Refunding      No Opt. Call         AAA        4,288,419
              Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured

       3,500 Washington Public Power Supply System, Revenue Refunding        No Opt. Call         AAA        3,789,310
              Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 -
              FSA Insured (ETM)
----------------------------------------------------------------------------------------------------------------------
      15,660 Total Washington                                                                               16,823,689
----------------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.0%

         800 Wisconsin Health and Educational Facilities Authority,          No Opt. Call    N/R/(3)/          826,920
              Revenue Bonds, FH Healthcare Development Inc., Series
              1999, 5.625%, 11/15/09 (ETM)

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Froedtert and Community Health Obligated
             Group, Series 2001:
       1,000  5.625%, 10/01/10                                               No Opt. Call         AA-        1,067,400
       1,100  5.625%, 10/01/11                                               No Opt. Call         AA-        1,180,828

----
82

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions/(1)/ Ratings/(2)/           Value
----------------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

 $     1,000 Wisconsin Health and Educational Facilities Authority,         No Opt. Call          AA-  $     1,030,570
              Revenue Bonds, Froedtert and Community Health Obligated
              Group, Series 2005A, 5.000%, 4/01/08

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                                               No Opt. Call         BBB+          634,734
       1,250  6.500%, 2/15/12                                               No Opt. Call         BBB+        1,385,138

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Marshfield Clinic, Series 2006A:
         300  5.000%, 2/15/12                                               No Opt. Call         BBB+          312,531
         400  5.000%, 2/15/13                                               No Opt. Call         BBB+          416,180
         350  5.000%, 2/15/14                                               No Opt. Call         BBB+          365,020
         500  5.000%, 2/15/15                                               No Opt. Call         BBB+          520,310
----------------------------------------------------------------------------------------------------------------------
       7,300 Total Wisconsin                                                                                 7,739,631
----------------------------------------------------------------------------------------------------------------------
 $   735,872 Total Long-Term Investments (cost $773,277,812) - 99.3%                                       776,578,638
------------ ------------------------------------------------------------------------------------------------------
             Short-Term Investments - 0.3%

       1,000 Alachua County Health Facilities Authority, Florida,           No Opt. Call       VMIG-1        1,000,000
              Revenue Bonds, Shands Teaching Hospital and Clinics Inc.,
              Variable Rate Demand Obligations, Series 2002A, 3.080%,
              12/01/12/(5)/

         500 Burke County Development Authority, Georgia, Pollution         No Opt. Call         A-1+          500,000
              Control Revenue Bonds, Oglethorpe Power Corporation -
              Vogtle Plant, Variable Rate Demand Obligations, Series
              2001, 3.080%, 1/01/22 - AMBAC Insured/(5)/

         700 North Central Texas Health Facilities Development              No Opt. Call       VMIG-1          700,000
              Corporation, Hospital Revenue Bonds, Presbyterian Medical
              Center, Variable Rate Demand Obligations, Series 1985D,
              3.020%, 12/01/15 - MBIA Insured/(5)/
----------------------------------------------------------------------------------------------------------------------
 $     2,200 Total Short-Term Investments (cost $2,200,000)                                                  2,200,000
----------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $775,477,812) - 99.6%                                                 778,778,638
             ------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.4%                                                            2,744,824
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                         $   781,523,462
             ------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
            (3) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
                Such securities are normally considered to be equivalent to AAA rated securities.
            (4) On December 9, 2002, UAL Corporation, the holding company of
                United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
            (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
           WI/DDInvestment purchased on a when-issued or delayed delivery basis.
           (ETM)Security is escrowed to maturity.

                Income Tax Information
                The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

                At January 31, 2006, the cost of investments was $774,929,212. Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $10,579,868
       Depreciation                                             (6,730,442)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 3,849,426
     ----------------------------------------------------------------------

----
83

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date March 31, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date March 31, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date March 31, 2006